                                                                                                          Registration No. 333-89488
                                                                                                                         & 811-2111

====================================================================================================================================

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       Washington, D.C. 20549

                                                              FORM N-4

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
                                          Pre-Effective Amendment No.                 [ ]
                                          Post-Effective Amendment No.  _ 1_          [X]
                                                               and/or
                      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                          Amendment No.   2                           [X]

                                                THRIVENT VARIABLE ANNUITY ACCOUNT I
                                                     (Exact Name of Registrant)

                                                  THRIVENT FINANCIAL FOR LUTHERANS
                                                         (Name of Depositor)

                                       625 Fourth Avenue South, Minneapolis, Minnesota 55415
                                        (Address of Depositor's Principal Executive Offices)

                                 Depositor's Telephone Number, including Area Code: (612) 340-7005

                                               NAME AND ADDRESS OF AGENT FOR SERVICE
                                                           John C. Bjork
                                                      625 Fourth Avenue South
                                                    Minneapolis, Minnesota 55415

                                           APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                             As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 2003 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                TITLE OF SECURITIES BEING REGISTERED
Interest in a separate account under flexible premium deferred variable annuity contracts.

===================================================================================================================================

                      THRIVENT VARIABLE ANNUITY ACCOUNT I
                                  PROSPECTUS
                                      FOR
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                  ISSUED BY THRIVENT FINANCIAL FOR LUTHERANS

                  Service Center:           Corporate Office:
              4321 North Ballard Road    625 Fourth Avenue South
              Appleton, WI 54919-0001   Minneapolis, MN 55415-1665
              Telephone: 800-THRIVENT    Telephone: 800-THRIVENT
             E-mail: mail@thrivent.com  E-mail: mail@thrivent.com

This Prospectus describes a flexible premium deferred variable annuity contract
(the "Contract") offered by Thrivent Financial for Lutherans ("Thrivent
Financial," "we," "us" or "our"), a fraternal benefit society organized under
Wisconsin law.

We allocate premiums based on your designation to one or more Subaccounts of
Thrivent Variable Annuity Account I (the "Variable Account"), Fixed Period
Allocations or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of AAL Variable Product Series
Fund, Inc. or LB Series Fund, Inc. (each a "Fund" and collectively the
"Funds"), which are diversified, open-end management investment companies
(commonly known as "mutual funds"). We provide the overall investment management for each of the Portfolios of the Funds, although some of the
Portfolios are managed by an investment subadviser. The accompanying
Prospectuses for the Funds describe the investment objectives and attendant risks of the following Portfolios of the Funds:

               AAL Variable Product       LB Series Fund, Inc.
                 Series Fund, Inc.
             Technology Stock Portfolio Small Cap Growth Portfolio
             Small Cap Stock Portfolio   (subadvised by Franklin
             Small Cap Index Portfolio       Advisers, Inc.)
             Small Cap Value Portfolio     Opportunity Growth
              Mid Cap Stock Portfolio           Portfolio
              Mid Cap Index Portfolio     Mid Cap Select Growth
              International Portfolio           Portfolio
              (subadvised by Oechsle         (subadvised by
              International Advisors,    Massachusetts Financial
                       LLC)                 Services Company)
             Capital Growth Portfolio   Mid Cap Growth Portfolio
                Large Company Index      World Growth Portfolio
                     Portfolio           (subadvised by T. Rowe
              Real Estate Securities    Price International, Inc.)
                     Portfolio              All Cap Portfolio
                Balanced Portfolio       (subadvised by Fidelity
             High Yield Bond Portfolio    Management & Research
              (subadvised by Pacific            Company)
               Investment Management        Growth Portfolio
                   Company LLC)         Investors Growth Portfolio
               Bond Index Portfolio          (subadvised by
                Mortgage Securities      Massachusetts Financial
                     Portfolio              Services Company)
                                         Growth Stock Portfolio
                                         (subadvised by T. Rowe
                                         Price Associates, Inc.)
                                             Value Portfolio
                                          High Yield Portfolio
                                            Income Portfolio
                                          Limited Maturity Bond
                                                Portfolio
                                         Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information ("SAI") dated April 30,
2003. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI without charge by calling us at 1-800-THRIVENT (1-800-847-4836) or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton,
Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI. The Table of
Contents for the SAI may be found on Page 38 of this Prospectus. Appendix A sets forth definitions of special terms used in this Prospectus.

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different. The Prospectus is valid only when accompanied or preceded by the current prospectuses of AAL Variable Product Series Fund, Inc.
and LB Series Fund, Inc.

                The date of this Prospectus is April 30, 2003.

                                                               Page

            FEE AND EXPENSE TABLES.............................  4
            SUMMARY

            THRIVENT FINANCIAL AND THE VARIABLE ACCOUNT
              Thrivent Financial...............................  9
              The Variable Account.............................  9
            INVESTMENT OPTIONS
              Variable Investment Options and the
              Subaccounts...................................... 10
              Investment Management............................ 13
              Addition, Deletion, Combination or Substitution
              of Investments................................... 14
              Fixed Account.................................... 14
              Fixed Period Allocations and the Market Value
              Adjustment Account............................... 14
              Market Value Adjustment.......................... 15
              Additional Information about the Fixed Account
              and the Market Value Adjustment Account.......... 16
            THE CONTRACTS

            CHARGES AND DEDUCTIONS
              Surrender Charge (Contingent Deferred Sales

            ANNUITY PROVISIONS

            GENERAL PROVISIONS

            FEDERAL TAX STATUS

            STATEMENT OF ADDITIONAL INFORMATION

            APPENDIX B - CONDENSED FINANCIAL
            Information.......................................  41

FEE AND EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract

Contract Owner Expenses

       Sales Load Imposed on Purchase (as a percentage of purchase payments)                    0%
       Maximum Deferred Sales Load (as a percentage of Excess Amount surrendered)            6%/1/
       Transfer Charge (after 12 free transfers)                                         $   25/2/
       Commuted Value Charge (for surrender of life income settlement option)             0.25%/3/

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Subaccount Expenses

(as a percentage of average net assets in the Subaccount)/4/

Mortality and Expense Risk Charge                                               Current  Maximum
       With Basic Death Benefit only                                             1.10%    1.25%
       With Maximum Anniversary Death Benefit (Option A)                         1.20     1.35
       With Premium Accumulation Death Benefit (Option B)                        1.35     1.50
       With Earnings Addition Death Benefit (Option C)                           1.30     1.45
       With Options A and B                                                      1.40     1.55
       With Options A and C                                                      1.35     1.50
       With Options B and C                                                      1.50     1.65
       With Options A, B, and C                                                  1.55     1.70
       Total Annual Subaccount Expenses with each optional death benefit         1.55     1.70

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you pay periodically during the time that you own the
Contract. More detail concerning the fees and expenses of the Portfolios of the
Funds is contained in the prospectus for each Fund.

Total Annual Portfolio Operating Expenses/5/                     Minimum Maximum
(expenses that are deducted from the Portfolio assets, including
    management fees and other expenses)                           0.35%   1.55%

Examples

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses.

The Examples illustrate both the current Subaccount expenses with no death benefit options and the maximum Subaccount expenses with all optional death benefits. The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5%
return each year and assumes the maximum fees and expenses of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below.

o  Based on the current mortality and expense risk charge with no optional death benefits, if you surrender or annuitize your Contract at the end of the applicable time period:

            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------
         $707    $783    $858   $1,094  $1,006  $1,411  $1,735  $2,585

o  Based on the current mortality and expense risk charge with no optional death benefits, if you do not surrender your Contract:

            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------
         $148    $228    $459    $703    $792   $1,205  $1,735  $2,585

o  Based on the maximum mortality and expense risk charge with all optional death benefits, if you surrender or annuitize your Contract at the end of the applicable time period:

            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------
         $750    $826    $991   $1,224  $1,236  $1,631  $2,222  $3,032

o  Based on the maximum mortality and expense risk charge with all optional death benefits, if you do not surrender your Contract:

            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------
         $193    $273    $597    $838   $1,026  $1,430  $2,222  $3,032

Notes to Fee and Expense Tables:

/1/In each Contract Year, you may surrender without a surrender charge up to
   10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the
   "Excess Amount") will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six
   Contract Years. The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge also will be deducted if the annuity payments begin during the first six Contract Years, except under certain circumstances as described in "Surrender Charge (Contingent Deferred Sales Charge)."

/2/You are allowed 12 free transfers per Contract Year. Subsequent transfers
   (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.

/3/If a payee under a life income settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% higher than the interest rate used to determine the annuity payments.

/4/The table for the Annual Subaccount Expenses shows the current and maximum charge for the mortality and expense risk charge. Prior to the Annuity Date, the charge will be based upon the Accumulated Value attributable to the
   Subaccounts ("variable investments"). The charge for mortality and expense risk fees is shown for a contract issued with the basic death benefit or with the various death benefit options. On or after the Annuity Date, the
   Annual Subaccount Expenses will be 1.25%. See Charges and Deductions -
   Mortality and Expense Risk Charge.

/5/Certain expenses were voluntarily reimbursed or waived during 2002. After taking these voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.35% to 1.00%. The reimbursements and waivers may be discontinued at any time.

SUMMARY

Please refer to Appendix A at the end of this Prospectus for definitions of several technical terms, which can help you understand details about your
Contract. The Summary is an introduction to various topics related to the
Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.

The Contract

The Contract along with any riders, endorsements, amendments, application, and our Articles of Incorporation and Bylaws constitutes your entire agreement. See
The Contracts.

We issue flexible premium deferred variable annuity contracts. In order to purchase a Contract, you must submit an application to us through one of our financial associates who is also a registered representative of Thrivent
Investment Management Inc. ("Thrivent Investment Mgt."). We only offer the
Contract to a member or to a person eligible for membership who is also applying for membership. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until the Annuity Date.

The minimum acceptable initial premium is $600 on an annualized basis. We may, at our discretion, waive this initial premium requirement. You may pay additional premiums under the Contracts, but we may choose not to accept any additional premium less than $50.

Allocation of Premiums. You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account, the Fixed Account, or, if
available, Fixed Period Allocations. Certain of the investment options may be unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and the amount of variable annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. The interest rate that applies to the Fixed Account or a Fixed
Period Allocation depends upon the date of the allocation and the allocation period selected.

Optional Investment Programs. We offer optional Dollar Cost Averaging and Asset
Rebalancing Programs. See The Contracts - Dollar Cost Averaging and The
Contracts - Asset Rebalancing.

Free Look Period. You have the right to return the Contract within 10 days after you receive it. (Some states require a longer free look period).

Surrenders. If you request a surrender on or before the Annuity Date, we will pay to you all or part of the Accumulated Value of a Contract after making any
Market Value Adjustment to amounts in Fixed Period Allocations and deducting any applicable surrender charge. Partial surrenders must be for at least $200 and must not reduce the remaining Accumulated Value in the Contract to less than $600. Under certain circumstances the Contract Owner may make surrenders after the Annuity Date.

Transfers. On or before the Annuity Date, you may request the transfer of all or a part of your Contract's Accumulated Value to or from other Subaccounts, the Fixed Account, or Fixed Period Allocations. You may request 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost
Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge. We reserve the right to limit the number of transfers you make in any Contract
Year. After the Annuity Date, you may change the percentage allocation of variable annuity payments among the available Subaccounts up to 12 times per
Contract Year. See The Contracts - Transfers of Accumulated Value for more details, including the restrictions on transfers.

Death Benefits. The Contract offers a Basic Death Benefit if the Annuitant dies before the Annuity Date. In addition, for an additional charge, you may purchase any combination of three death benefit options which may increase the death benefit if the Annuitant dies before the Annuity Date:

o  the Maximum Anniversary Death Benefit;
o  the Premium Accumulation Death Benefit; or
o  the Earnings Addition Death Benefit.

See The Contracts - Death Benefit Before the Annuity Date and The Contracts -
Death Benefit Options.

Annuity Provisions

You may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. See Annuity Provisions for more details.

Federal Tax Status

For a description of the federal income tax status of annuities, see Federal
Tax Status - Taxation of Annuities in General. Generally, a distribution from a
Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of
10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

Condensed Financial Information

Condensed financial information derived from the financial statements of the
Variable Account is contained in Appendix B.

Performance Information

From time to time, the Variable Account may advertise several types of performance information for the Subaccounts. This information reflects the performance of a hypothetical investment in a particular Subaccount during a specified time period. We show actual performance from the date the Subaccount began investing in its underlying Fund. We also may show hypothetical performance from the commencement date of a Fund as if the Subaccount had invested in that Fund at that time. This information may include "average annual total return." The Bond Index Subaccount, the Balanced Subaccount, the
High Yield Bond Subaccount, and the High Yield subaccount may also advertise
"yield." The Money Market Subaccount may advertise "yield" and "effective yield." Advertised yields and total returns include all expenses attributable to the Contract and may be shown with or without surrender charges. Surrender charges reduce the performance results.

The performance information that we may present is not an estimate or guarantee of future investment performance and does not represent the actual investment experience of amounts invested by a particular owner. Additional information concerning a Subaccount's performance appears in the Statement of Additional
Information.

Total Return and Yield Quotations. Average annual total return figures measure the net income of a Subaccount and any realized or unrealized gains or losses of the underlying investments in the Subaccount, over the period stated.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (seven-day period for the Money Market
Subaccount), expressed as a percentage of the value of the Subaccount's accumulation units. Yield is an annualized figure, which means that we assume that the Subaccount generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Subaccount similarly, but include the increase due to assumed compounding. The Money Market Subaccount's effective yield will be slightly higher than its yield due to this compounding effect.

THRIVENT FINANCIAL AND THE VARIABLE ACCOUNT

Thrivent Financial

We are a fraternal benefit society owned by and operated for our members. We were organized in 1902 under Wisconsin law, and we are in compliance with
Internal Revenue Code Section 501(c)(8). We are currently licensed to transact life insurance business in all 50 states and the District of Columbia.

We are subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin as well as by the insurance regulators of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain
Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account of ours, which was established on
May 9, 2002. The Variable Account meets the definition of a "separate account"
under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").
This registration does not involve supervision by the SEC of the management or investment policies or practices.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable
Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. We may transfer to our General Account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the
Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the
Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

INVESTMENT OPTIONS

Variable Investment Options and the Subaccounts

You may allocate the premiums paid under the Contract and transfer the
Contract's Accumulated Value to one or more of the Subaccounts of the Variable
Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Funds. The Subaccounts and corresponding Portfolios of the Funds are:

           Subaccount             Corresponding Portfolio
           ----------             -----------------------
Technology Stock Subaccount...... Technology Stock Portfolio
Small Cap Growth Subaccount...... Small Cap Growth Portfolio
Opportunity Growth Subaccount.... Opportunity Growth Portfolio
Small Cap Stock Subaccount....... Small Cap Stock Portfolio
Small Cap Index Subaccount....... Small Cap Index Portfolio
Small Cap Value Subaccount....... Small Cap Value Portfolio
Mid Cap Select Growth Subaccount. Mid Cap Select Growth Portfolio
Mid Cap Growth Subaccount........ Mid Cap Growth Portfolio
Mid Cap Stock Subaccount......... Mid Cap Stock Portfolio
Mid Cap Index Subaccount......... Mid Cap Index Portfolio
International Subaccount......... International Portfolio
World Growth Subaccount.......... World Growth Portfolio
All Cap Subaccount............... All Cap Portfolio
Growth Subaccount................ Growth Portfolio
Investors Growth Subaccount...... Investors Growth Portfolio
Growth Stock Subaccount.......... Growth Stock Portfolio
Capital Growth Subaccount........ Capital Growth Portfolio
Value Subaccount................. Value Portfolio
Large Company Index Subaccount... Large Company Index Portfolio
Real Estate Securities Subaccount Real Estate Securities Portfolio
Balanced Subaccount.............. Balanced Portfolio
High Yield Subaccount............ High Yield Portfolio
High Yield Bond Subaccount....... High Yield Bond Portfolio
Income Subaccount................ Income Portfolio
Bond Index Subaccount............ Bond Index Portfolio
Limited Maturity Bond Subaccount. Limited Maturity Bond Portfolio
Mortgage Securities Subaccount... Mortgage Securities Portfolio
Money Market Subaccount.......... Money Market Portfolio

Each of the Portfolios of AAL Variable Products Series Fund, Inc. and LB Series
Fund, Inc. has an investment objective as described below:

Technology Stock Portfolio. To seek long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Small Cap Growth Portfolio. To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

Opportunity Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of smaller capitalization common stocks.

Small Cap Stock Portfolio. To seek long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Small Cap Index Portfolio. To strive for capital growth that approximates the performance of the S&P SmallCap 600 Index* by investing primarily in common stocks of the index.

Small Cap Value Portfolio. To seek long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of smaller capitalization common stocks.

Mid Cap Select Growth Portfolio. To achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.

Mid Cap Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of common stocks of companies with medium market capitalizations.

Mid Cap Stock Portfolio. To seek long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.

Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index* by investing primarily in common stocks comprising the Index.

International Portfolio. To strive for long-term capital growth by investing primarily in foreign stocks.

World Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of common stocks of established, non-U.S. companies.

All Cap Portfolio. To seek long-term growth of capital.

Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

Investors Growth Portfolio. To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

Capital Growth Portfolio. To seek long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Value Portfolio. To achieve long-term growth of capital.

Large Company Index Portfolio. To strive for investment results that approximate the performance of the S&P 500(R)* Index by investing primarily in common stocks of the Index.

Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high curent income by investing primarily in the equity securities of companies in the real estate industry.

Balanced Portfolio. To seek capital growth and income by investing in a mix of common stocks, bonds and money market instruments. Securities are selected consistent with the policies of the Large Company Index and the Bond Index
Portfolios.

High Yield Portfolio. To achieve a higher level of income through investment in a diversified portfolio of high yield securities ("junk bonds") which involve greater risks than higher quality investments, while also considering growth of capital as a secondary objective.

High Yield Bond Portfolio. To strive for high current income and secondarily capital growth by investing primarily in high-risk, high yield bonds commonly referred to as "junk bonds."

Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate- and long-term fixed income securities.

Bond Index Portfolio. To strive for investment results similar to the total return of the Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.

Mortgage Securities Portfolio. To seek a combination of current income and long-term capital appreciation by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

*"Standard & Poor's(R)", "S&P(R)", "Standard & Poor's 500", "500", "Standard &
 Poor's SmallCap 600 Index", "S&P SmallCap 600 Index", "Standard & Poor's
 MidCap 400 Index" and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill
 Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard &
 Poor's makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of AAL Variable
 Product Series Fund, Inc. which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

We cannot assure that the Portfolios of the Funds will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the Funds' various Portfolios. A full description of the Funds, their investment objectives, policies and restrictions, expenses, risks associated with investing in the Funds' Portfolios and other aspects of the Funds' operations is contained in the accompanying prospectuses for the
Funds, which should be carefully read in conjunction with this Prospectus.

Shares of the Funds are sold to other insurance company separate accounts of
LBVIP and ours and to retirement plans that we sponsor. The Funds may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for LBVIP and us to invest simultaneously in the Funds, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Funds' management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

o  Changes in state insurance laws;
o  Changes in Federal income tax law;
o  Changes in the investment management of either Fund; or
o  Differences in voting instructions between those given by the Contract
   Owners from the different separate accounts.

If we believe the responses of one or both Funds to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.

The Funds are registered with the SEC under the 1940 Act as open-end management investment companies (commonly called a "mutual fund"). These registrations do not involve supervision by the SEC of the management or investment practices or policies of the Funds.

The Variable Account will purchase and redeem shares from the Funds at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount, the Fixed Account, or a Fixed Period Allocation as
requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

Investment Management

We act as investment adviser for the Portfolios of the Funds, and we are a registered investment adviser under the Investment Advisers Act of 1940. AAL
Variable Product Series Fund, Inc. and Thrivent Financial have engaged the following investment subadvisers:

o  Oechsle International Advisors, LLC serves as subadviser for the
   International Portfolio.
o  Pacific Investment Management Company LLC serves as subadviser for the High
   Yield Bond Portfolio.

AAL Variable Product Series Fund, Inc. and Thrivent Financial pay each of the above subadvisers an annual fee for its subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

LB Series Fund, Inc. and Thrivent Financial have engaged the following investment subadvisers:

o  Franklin Advisers, Inc. serves as subadviser for the Small Cap Growth
   Portfolio.
o  Massachusetts Financial Services Company serves as subadviser for the Mid
   Cap Select Growth Portfolio and the Investors Growth Portfolio.
o  T. Rowe Price International, Inc., serves as subadviser for the World Growth
   Portfolio.
o  Fidelity Management & Research Company serves as subadviser for the All Cap
   Portfolio. FMR Co., Inc. serves as the Portfolio's sub-subadviser.
o  T. Rowe Price Associates, Inc. serves as subadviser for the Growth Stock
   Portfolio.

LB Series Fund, Inc. and Thrivent Financial pay each of the above Subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

Addition, Deletion, Combination, or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable
Account or that the Variable Account may purchase. If Portfolio shares of the
Funds are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a
Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable
Account, each of which would invest in shares corresponding to a new Portfolio of the Funds or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we also may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the
Variable Account may be operated as a management company under the 1940 Act, deregistered under that Act if registration is no longer required, or combined with other separate accounts of ours.

Fixed Account

You may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Account. Any amounts allocated to the Fixed Account are invested with our General Account assets.
Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than an effective annual interest rate of 3% per year. The last-in, first-out accounting method will be used for partial surrenders, transfers, and transfer charges.

Fixed Period Allocations and the Market Value Adjustment Account

You may  allocate the premiums  paid under the Contract and  transfers  from the accumulated value in other investment options to Fixed Period Allocations. Fixed
Period Allocations are invested in a non-unitized separate investment account of ours, the Market Value Adjustment Account ("MVA Account").  Each such allocation or  transfer  must be at  least  $1,000  and  will be a  separate  Fixed  Period
Allocation.  For  each  amount  allocated  or  transferred  to  a  Fixed  Period
Allocation, you select an allocation period then offered by us. We may not offer any Fixed Period Allocations during some periods of time. The interest rate that applies to a Fixed Period Allocation depends upon the date of the allocation and the duration  selected.  Interest  will be credited on Fixed Period  Allocations from the date of allocation  or transfer and will be  guaranteed  for the entire period.  Interest  will be  compounded  daily  and will  never  be less  than an effective  rate of 3% per  year.  Accumulated  Value  which  is  surrendered  or transferred  from a Fixed Period  Allocation more than 30 days before the end of its allocation period is subject to a Market Value Adjustment ("MVA").

At the end of an allocation period for a Fixed Period Allocation, if the amount allocated to that Fixed Period Allocation is at least $1,000, it will be applied on the expiration date as a new Fixed Period Allocation, unless, prior to the expiration date, you give us Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form) to surrender or transfer that amount. The allocation period will be the same as for the period just ended, provided that the period does not extend beyond the Annuity
Date and that it is still offered by us. Otherwise, the allocation period will be the longest period then offered by us that does not extend beyond the
Annuity Date. If the amount of the allocation is less than $1,000 or if all allocation periods then offered would extend beyond the Annuity Date, the amount of that Fixed Period Allocation will be transferred to the Money Market
Subaccount. We will notify you at least 30 days before the end of an allocation period for a Fixed Period Allocation. The first-in first-out accounting method will be used for surrenders and transfers from Fixed Period Allocations.

Market Value Adjustment

A MVA will apply to any portion of an amount in a Fixed Period Allocation that is surrendered or transferred more than 30 days before the end of its allocation period. The adjustment may increase or decrease the amount surrendered or transferred. The adjustment is determined by multiplying the total amount surrendered or transferred times:

                     [(1 + i)/(1 + j + .0025)]/(n/12)/ -1

                                    where:

i  is the Treasury Rate for the week prior to the date of allocation for a maturity equal to the Fixed Period Allocation from which the surrender or transfer is made;

j  is the Treasury Rate for the week prior to the date of surrender or transfer for a maturity equal to the number of whole months remaining in that allocation period, but if fewer than 12 months remain, we will use the
   Treasury Rate for a maturity of one year; and

n  is the whole number of months remaining in that allocation period.

If a Treasury Rate is not available for a maturity of "n" months, then "j" will be determined by linear interpolation of rates for maturity periods closest to
n months. If Treasury Rates are no longer available, we will use similar rates as approved by the Insurance Department of the state in which your Contract was issued.

MVAs will be applied before any transfer charges or surrender charges. We guarantee that MVAs will not reduce interest earned on amounts allocated to
Fixed Period Allocations to less than an effective annual rate, compounded daily, of 3%. Any increase in accumulated value to effect this guarantee will be calculated upon a total transfer or surrender from all Fixed Period
Allocations. This increase will be transferred to the Money Market Subaccount for any such transfer or will be included in the surrender amount for any such surrender. For any transfer or surrender after which there remains accumulated value in any Fixed Period Allocation, the full MVA will be applied.

As an example to illustrate the operation of the MVA formula, assume that a net withdrawal of $20,000 is requested from a seven-year Fixed Period Allocation with 60 months remaining in the Fixed Period Allocation. Assume also that the seven-year Treasury Rate for the week prior to the date you made an allocation to that seven-year Fixed Period Allocation was 9% and the five-year Treasury
Rate for the week prior to the date of surrender or transfer of that seven-year
Fixed Allocation Period is 9.25%. Under the formula, "i" is equal to 9%, "j" is equal to 9.25%, and "n" is equal to 60. To calculate the MVA, we divide the sum of 1.00 and "i", 1.09, by the sum of 1.00 and "j" and .0025, or 1.095. The
resulting figure, .995434, is then taken to the fifth, or "n"/12/th/ power.
From this amount, .977377, 1 is subtracted and the resulting figure, -.022623, is multiplied by an amount ($20,463) that will net $20,000 after application of the MVA of -$463. Since this figure is a negative number, the amount is subtracted from the remaining Fixed Period Allocation value. If "j" had been 8%
instead of 9.25%, the MVA would have been +$678, which amount would have been added to the remaining Fixed Period Allocation value.

Additional Information about the Fixed Account and the MVA Account

Because of exemptive and exclusionary provisions, interests in the Fixed
Account and the MVA Account have not been registered under the Securities Act of 1933 ("1933 Act"), and neither the Fixed Account nor the MVA Account is registered as an investment company under the Investment Company Act of 1940
("1940 Act"). Accordingly neither the Fixed Account, the MVA Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940
Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account or the MVA Account. Contract
Owners have no voting rights in the Variable Account with respect to Fixed
Account or Fixed Period Allocation values.

THE CONTRACTS

Purchasing a Contract

You purchase a Contract by submitting an application to us through one of our financial associates who is also a registered representative of Thrivent
Investment Mgt. Contracts are offered to members and people eligible for membership. In your application you select the features of your Contract, including:

o  The amount of your initial premium. This premium must be at least $600 on an annualized basis.
o  How you want your premiums allocated among the Subaccount(s), the Fixed
   Account, and/or Fixed Period Allocations.
o  The death benefit options which you want.
o  The beneficiary or beneficiaries you want to receive the benefit payable upon the death of the Annuitant.

We reserve the right to limit the total amount of all premiums paid on the
Contract to $1 million.

Processing Your Application

We will process your application when we receive it. Your Contract's Date of
Issue is the date you sign the application. If we determine that your application is in good order, we will approve it within two days after we receive it. If we determine that the application is not in good order, we will attempt to complete it within five business days. If the application is not complete at the end of this period, we will tell you the reason for the delay and inform you that we will return the initial premium to you unless you specifically consent to our keeping it until the application is complete.

Allocation of Premiums

If we approve your application on the date we receive it, we will allocate the initial premium among the Subaccount(s), the Fixed Account, and/or Fixed Period
Allocations according to your application. Otherwise, we will deposit your initial premium in the General Account where it will earn interest at a rate that we determine. The interest and any cost of crediting interest will be paid by us, not other Contract Owners. At the end of that Valuation Period during which we approve your application, we will allocate your initial premium
(including any interest earned while in the General Account) among the
Subaccount(s), the Fixed Account, and/or Fixed Period Allocations according to your application. Any amount of your initial premium which you allocate to a
Subaccount will be credited to your Contract with a number of Accumulation
Units of that Subaccount based on the Subaccount's Accumulation Unit Value at the end of that Valuation Period. Subsequent allocations to a Subaccount will be credited with a number of Accumulation Units of that Subaccount based on the
Subaccount's Accumulation Unit Value at the end of the Valuation Period when the allocation is made. See Subaccount Valuation.

The allocation percentages that you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums that you pay after the initial premium are allocated at the end of the Valuation Period in which we receive them using the allocation percentages specified in your application. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or, if you have completed the Telephone
Transaction Authorization Form, by telephone. Any change will apply to all future premiums unless you request another change.

The minimum you may allocate to a Fixed Period Allocation is $1,000. If you allocate an amount less than $1,000 to a Fixed Period Allocation, we will allocate that amount to the Money Market Subaccount.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable
Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Free Look Period

After you receive your Contract, you have a "free look" period of 10 days (some states require a longer free look period, and that will be indicated in your
Contract) to decide if you want to keep it. If you decide to cancel the
Contract within the free look period, you may do so by returning it to us or to the representative through whom you bought it. When we receive the Contract at our Service Center, we will cancel it and refund to you an amount equal to the
Accumulated Value, except in those states which require a refund of all premiums that you have paid.

In addition to the "free look" period described, the Employee Retirement Income
Security Act of 1974 ("ERISA") grants certain revocation rights to contracts issued as individual retirement annuities ("IRA's"). If your Contract is an IRA and you revoke it under the rights granted by ERISA, we will refund all premiums that you have paid regardless of the state in which the Contract was issued.

Accumulated Value of Your Contract

On or before the Annuity Date, your Contract's value is expressed as its
Accumulated Value. Your Contract's Accumulated Value is the sum of the
accumulated values in Subaccounts, the Fixed Account, and Fixed Period
Allocations.

Your Contract's Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any amount in
Fixed Period Allocations, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract's Accumulated
Value on any future date depends upon a number of variables, it cannot be predetermined.

Subaccount Valuation

On any Valuation Day, the accumulated value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the accumulated unit value for that Subaccount. On any day that is not a Valuation Day, the accumulated value for a Subaccount will be determined on the next Valuation Day.

Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the Accumulation Units of the Subaccount at the
Subaccount Accumulation Unit Value for your Contract.

We credit your Contract with Accumulation Units in a Subaccount when:

o  You allocate premiums to that Subaccount;
o  You transfer Accumulated Value into that Subaccount from another Subaccount, the Fixed Account, or a Fixed Period Allocation; or
o  Your spouse is the sole beneficiary and elects to continue the Contract after your death, and the excess of the death benefit over the Accumulated
   Value is allocated to the Subaccount.

We reduce the Accumulation Units in a Subaccount when:

o  You transfer Accumulated Value out of that Subaccount into another
   Subaccount, the Fixed Account, or a Fixed Period Allocation;
o  You make a surrender from that Subaccount; or
o  Transfer charges are applied against the Subaccount.

Accumulation Unit Value. For each Subaccount, there are multiple accumulation unit values, depending upon the different mortality and expense risk charges assessed against the Contracts participating in that Subaccount. A mortality and expense risk charge varies according to whether any death benefit options have been selected and the total accumulated value in the Subaccounts. A
Subaccount's Accumulation Unit Value for your Contract is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount.
Accumulation Unit Values may increase or decrease at the end of each Valuation
Period. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the
Accumulation Unit Value for a Subaccount is equal to (1) multiplied by (
2) where:

(1)Is the Accumulation Unit Value for that Subaccount at the end of the prior
   Valuation Period.
(2)Is the Net Investment Factor for that Subaccount for that period.

Net Investment Factor

The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation
Period is determined by dividing (1) by (2) and then subtracting (3) where:

(1)Is the sum of:

  (a)The net asset value per share of the corresponding Portfolio of the
     Subaccount at the end of the Valuation Period; plus
  (b)The per share amount of any dividend or capital gain distribution made by the Portfolio if the "ex-dividend" date occurs during the Valuation
     Period; plus or minus
  (c)A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.

(2)Is the net asset value per share of the corresponding Portfolio of the
   Subaccount at the end of the prior Valuation Period.

(3)Is the mortality and expense risk charge we deduct for each day in the
   Valuation Period and is based upon the daily accumulated value in each
   Subaccount. For Accumulation Unit Values, the mortality and expense risk charge is based upon the total accumulated value in the Subaccounts and whether you have selected any death benefit options. For Contracts with no death benefit options, the mortality and expense risk charge for
   Accumulation Unit Value is currently 1.10% and guaranteed never to exceed
   1.25%. The mortality and expense risk charge for Annuity Unit Values is
   1.25%.

Minimum Accumulated Value

We will terminate your Contract on any Contract Anniversary if the Accumulated
Value is less than $600 and you have not paid a premium during the previous
36-month period.

If we know that your Contract will not meet this requirement on an upcoming
Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the Contract in force. If you fail to pay at least that amount, we will terminate your
Contract on the Contract Anniversary and pay you the remaining Accumulated
Value.

Death Benefit Before the Annuity Date

Your Contract provides for a death benefit if the Annuitant dies before the
Annuity Date. The amount of the death benefit will be the sum of (1) and (2)
where

(1)Is the greatest of:

  (a)The Basic Death Benefit;
  (b)The Maximum Anniversary Death Benefit, if any; and
  (c)The Premium Accumulation Death Benefit, if any.

(2)Is the amount of the Earnings Addition Death Benefit, if any.

Basic Death Benefit

The Basic Death Benefit is equal to the greater of the Accumulated Value on that day and the adjusted sum of premiums determined as follows:

(1)As of the day a premium is received by us, the sum is increased by the amount of that premium.

(2)As of the day a partial surrender is made, the sum is decreased by the same proportion as the Accumulated Value was decreased by that surrender.

Death Benefit Options

Death Benefit Options are not available if any Annuitant(s) attained age is 74 or more.

Maximum Anniversary Death Benefit. If you purchase this option, the Maximum
Anniversary Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the
Contract Anniversary on which the older Annuitant attains Age 80) is the greatest of the Anniversary Death Benefits determined as of that day for each
Contract Anniversary. The Anniversary Death Benefit for a Contract Anniversary
is the Accumulated Value on that anniversary adjusted as follows for any premiums paid or partial surrenders made after that date:

(1)As of the day a premium is received by us, the benefit is increased by the amount of that premium.

(2)As of the day that a partial surrender is made, the same proportion of the
   Anniversary Death Benefit on that day as the Accumulated Value is decreased by that partial surrender.

On any day after any Annuitant attains Age 80, the Maximum Anniversary Death
Benefit is equal to the amount calculated above on the Age 80 Contract
Anniversary adjusted as in (1) and (2) above for any premiums paid or partial surrenders made after that anniversary.

Premium Accumulation Death Benefit. If you purchase this option, the Premium
Accumulation Death Benefit on any date on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the
Contract Anniversary on which the older Annuitant attains Age 80) is the lesser of:

(1)The accumulation at 5% effective annual interest (compounded daily) of the premiums received by us adjusted for any partial surrenders. As of the day that a partial surrender is made, the accumulated premiums are decreased by the same proportion as the Accumulated Value was decreased by the surrender;
   and

(2)Two times the adjusted sum of the premiums determined for the Basic Death
   Benefit.

The Premium Accumulation Death Benefit on any date after any Annuitant attains
Age 80 is equal to the sum of the amount calculated above on the Age 80
Contract Anniversary and any premiums received by us after that anniversary, adjusted as in (1) above for any partial surrenders made after that anniversary.

Earnings Addition Death Benefit. If you purchase this option, the Earnings
Addition Death Benefit of your Contract on or before any Annuitant attains Age
80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) will be 40% of the lesser of:

(1)The adjusted sum of premiums determined for the Basic Death Benefit; and

(2)The amount by which the Accumulated Value on that date exceeds the amount determined in clause (1) above.

On any day after any Annuitant attains Age 80, the Earnings Addition Death
Benefit is equal to the amount calculated above on the Age 80 Contract
Anniversary adjusted for any partial surrenders made after that anniversary. As of a day that a partial surrender is made, the amount calculated on the Age 80
Contract Anniversary is decreased by the same proportion as the Accumulated
Value was decreased by the surrender.

Calculation of Death Benefit
We calculate the death benefit on the later of:

(1)The end of the Valuation Period during which we receive proof of the
   Annuitant's death; and

(2)The end of the Valuation Period during which we receive signed notice of a beneficiary's election to receive death proceeds, or any later date specified in that notice agreed to by us.

Beneficiaries who are natural persons may elect to receive the death benefit in a lump sum or according to one of the settlement plans described in the
Contract. See Annuity Provisions - Settlement Options. After we receive a beneficiary's election, proceeds payable to the other beneficiaries, if any, will earn interest at a rate of at least 3% per year. If we do not receive a written request from a beneficiary within one year following the date of the
Annuitant's death, we will deem that beneficiary to have requested that portion of the death benefit proceeds to be left on deposit with interest at a rate of at least 3% per year. If the Annuitant was also the Owner, the beneficiary may leave the death proceeds on deposit for up to five years from the date of the
Annuitant's death, at which time we will make a lump sum payment of any amounts not subsequently withdrawn. If the Annuitant was not the Owner, the death proceeds may be left on deposit for as long as the beneficiary determines to do
so. We will provide annual statements to the beneficiary with respect to the values held on deposit.

Death of an Owner Before the Annuity Date.

If you are an owner, but not the Annuitant, upon your death we will pay the cash surrender value of the Contract to your successor owner. Upon the death of the first owner to die, we are required to distribute the death proceeds or cash surrender value to either your beneficiary or successor owner:

o  Within five years of your death; or
o  If your beneficiary or successor owner is a natural person, he or she may select an annuity payment option. Payments must begin within one year of your death.

The annuity payments in the selected annuity payment option must be made over a period that does not extend beyond the life or life expectancy of the beneficiary or successor owner, as applicable.

Spouse Election to Continue the Contract

If you are the owner of the Contract and your spouse is the sole primary beneficiary, he or she may, to the extent permitted by law, elect to continue the Contract in force, in which case your spouse will become and be treated as the Annuitant and owner. Your spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the
Contract. If your spouse elects to continue the Contract, the election will be effective on the date we receive it. If an election to receive proceeds or to continue the Contract is not made within 60 days, your spouse will be deemed to have elected to continue the Contract effective on the 60th day. Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations
according to the ratio of the accumulated value in each to the Accumulated
Value of the Contract, except that any portion of such amount which is attributable to amounts in a Fixed Period Allocation will be allocated to the
Money Market Subaccount. If your spouse elects to continue the Contract, the
Basic Death Benefit and any optional death benefits will be determined according to your Contract based on the Accumulated Value and premiums or partial surrenders made on or after the date your spouse elects to continue the
Contract.

If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

Death Benefit After the Annuity Date

If the Annuitant dies while we are paying you an annuity income under a settlement option, any death benefit payable will depend on the terms of the settlement option. See Annuity Provisions - Settlement Options.

Surrender (Redemption)

On or before the Annuity Date while the Annuitant is living, you may surrender your Contract for its cash surrender value or you may request a partial surrender or systematic partial surrender by submitting a signed Thrivent
Financial surrender form to our Service Center. The surrender or withdrawal will not be processed until we receive your surrender request at our Service
Center in good order.

If you have completed the Telephone Transaction Authorization Form, you may
make partial surrenders by telephone. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders. See Federal Tax Status - Qualified
Plans.) Any surrender which you request will be made at the end of the
Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.

The cash surrender value of your Contract will be equal to the Accumulated
Value of your Contract increased or decreased by any MVA applied to Fixed
Period Allocations and decreased by any surrender charge. See Charges and
Deductions - Surrender Charge (Contingent Deferred Sales Charge).

When you request a partial surrender, you specify the amount that you want to receive as a result of the surrender. The partial surrender may be any amount which (1) is at least $200, (2) does not exceed the Accumulated Value, and (3)
does not reduce the remaining Accumulated Value in the Contract to less than
$600.

If the amount you request as a partial surrender would reduce the remaining
Accumulated Value to less than $600, we will contact you to determine whether you would like a partial surrender of an amount that would result in remaining
Accumulated Value of at least $600 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we will treat your request as a request for a full surrender.

If there is no MVA, surrender charge, or withholding tax associated with the surrender, the amount surrendered will be the amount that you request to receive. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the MVA, surrender charge, and any tax withholding.

When you request a partial surrender, we will allocate the partial surrender among the Subaccounts, the Fixed Account, and each Fixed Period Allocation according to the ratio for the Contract of the accumulated value (plus any MVA)
in each Fixed Period Allocation, each Subaccount, and the Fixed Account to the
Accumulated Value (plus any MVA) of the Contract. Amounts surrendered from a
Subaccount will be done by reducing Accumulation Units of that Subaccount. Any amounts applied against Fixed Period Allocations will be taken in order from
Fixed Period Allocations in first-in, first-out order. With our approval, you may specify a different allocation for a partial surrender.

After the Annuity Date, your Contract does not have an Accumulated Value that can be surrendered. However, surrender may be allowed under certain settlement options. See Annuity Provisions - Settlement Options.

For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.

Transfers Of Accumulated Value

On or before the Annuity Date while an Annuitant is still living, you may request the transfer of all or a part of your Contract's Accumulated Value among the Subaccounts, the Fixed Account, and Fixed Period Allocations.

You can request a transfer in two ways:

(1)By giving us Written Notice; or

(2)By telephone after completing a Telephone Transaction Authorization Form.

We will make the transfer at the end of the Valuation Period during which we receive your request. If you request a transfer to or from a Subaccount, we will credit or reduce your Accumulation Units of the chosen Subaccount.
Transfers are subject to the following conditions:

o  The total amount transferred from a Subaccount, a Fixed Period Allocation, or the Fixed Account must be at least $200. However, if the total value in a
   Subaccount, a Fixed Period Allocation, or the Fixed Account is less than
   $200, the entire amount may be transferred. Transfers from a Fixed Period
   Allocation are subject to a MVA.
o  The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 and 25% of the accumulated value in the Fixed
   Account at the time the first transfer is made in that Contract Year.
o  The amount transferred to a Fixed Period Allocation cannot be less than
   $1,000.
o  You may make 12 free transfers in any Contract Year. For each transfer in excess of 12 (excluding automatic transfers made through dollar cost averaging or asset rebalancing), we will charge you $25. We reserve the right to limit the number of transfers you make in any Contract Year.

Transfers may also be subject to any conditions that the Portfolio whose shares are involved may impose.

Dollar Cost Averaging

Your Contract provides for two different dollar cost averaging programs that allow you to have automatic periodic transfers made to one or more Subaccounts.
Dollar cost averaging is generally suitable if you are making a substantial deposit to your Contract and desire to control the risk of investing at the top of a market cycle. Either dollar cost averaging program allows such investments to be made in equal installments over time in an effort to reduce such risk.
Dollar cost averaging does not guarantee that your Contract's Accumulated Value will gain in value, nor will it protect against a decline in value if market prices fall. However, it can be an effective strategy to help meet your long-term goals.

Neither dollar cost averaging program allows you to make automatic transfers to the Fixed Account or a Fixed Period Allocation. To participate in a dollar cost averaging program, complete the Dollar Cost Averaging Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request a Dollar Cost
Averaging Form. The dollar cost averaging programs you may participate in are described below.

Dollar Cost Averaging from the Fixed Account. In the application for your
Contract, you may dedicate a premium of at least $10,000 to be allocated to a one-year allocation in the Fixed Account (the "DCA Fixed Account") for
automatic monthly transfers to one or more Subaccounts. The amount allocated to the DCA Fixed Account will be credited with an interest rate that will be determined when the payment is received and will be guaranteed for the duration of the one-year period.

One-twelfth of the amount you allocate to the DCA Fixed Account will be transferred to the designated Subaccounts on the date we receive it, and subsequent transfers will be made on the same date each month for the next 11 months. The amount of the transfer each month will be equal to the accumulated value in the DCA Fixed Account divided by the number of automatic transfers remaining. If you terminate the automatic transfers before the twelfth transfer is made, the accumulated value in the DCA Fixed Account will be transferred to the Money Market Subaccount unless you request that it be transferred to a different Subaccount.

Money Market Dollar Cost Averaging. You may establish a dollar cost averaging program to make periodic transfers of at least $200 from the Money Market
Subaccount to one or more other Subaccounts. The transfers will be made on the date you specify in your application for automatic transfers and will continue until the earlier of (1) the date the amount in the Money Market Subaccount is less than the total amount to be transferred on that date or (2) the date we receive Written Notice or notice by telephone (if you have completed the
Telephone Transaction Authorization Form) to terminate automatic transfers.

Asset Rebalancing

On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than
100%. You may select any date to begin the asset rebalancing program and whether to have your Subaccounts reallocated semiannually or annually. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. The asset rebalancing program does not allow you to include the Fixed Account or a Fixed Period Allocation in the
rebalancing program. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call
1-800-THRIVENT (1-800-847-4836) to request an Asset Rebalancing Form.

Telephone Transactions

You may make partial surrenders, transfers, premium allocation changes, and certain other transactions by telephone if you sign a Telephone Transaction
Authorization Form. If you elect to complete the Telephone Transaction
Authorization Form, you thereby agree that we, our representatives and employees will not be liable for any loss, liability, cost or expense when we, our representatives and employees act in accordance with the telephone instructions that have been properly received and recorded on voice recording equipment. If a telephone authorization or instruction processed after you have completed the Telephone Transaction Authorization Form is later determined not to have been made by you or was made without your authorization, and a loss results from such unauthorized instruction, you bear the risk of this loss. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

Assignments

Assignment is the transfer of Contract ownership from one party to another. If the Contract was issued in a Qualified Plan, then before the Annuity Date:

o  You may transfer ownership to a trust, custodian, or employer, unless the plan is governed by Sections 408 or 408A of the Internal Revenue Code.
o  If the Contract Owner is a trust, custodian or employer, then the Contract
   Owner may transfer ownership to the Annuitant.
o  Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than us.

If the Contract is not used in a Qualified Plan, then, before the Annuity Date, ownership may be transferred subject to our approval, except that joint
Annuitants who are also joint owners may not transfer ownership to a natural person, and the Contract may be assigned as collateral. If the Contract was applied for as a juvenile contract, then ownership may be transferred only after control has been transferred to the Annuitant.

We are not bound by an assignment unless we receive notice of it in writing at our Service Center. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See Federal Tax
Status.

Contract Owner, Beneficiaries and Annuitants

The Annuitant is the owner of the Contract unless another owner is named in the application or ownership is transferred or assigned to another person. While an
Annuitant is living and before the Annuity Date, the owner may exercise all of the owner's rights under the Contract. If there are multiple owners, all must act in concert to exercise ownership rights.

If the Contract was applied for as a juvenile contract, the Annuitant may not exercise ownership rights until control is transferred to the Annuitant. Before control is transferred, the person who applied for the Contract as applicant/controller may exercise ownership rights on behalf of the Annuitant.

The Contract Owner may (subject to the eligibility requirements in the bylaws of Thrivent Financial) name a beneficiary to receive the death benefit or the annuity proceeds payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the Contract Owner, if living, or otherwise to the
Contract Owner's estate.

The Contract Owner may change the beneficiary by giving us Written Notice of the change. The change will not be effective until we receive and acknowledge your Written Notice at our Service Center. Once we receive it, the change will be effective as of the date on which you signed the notice. However, the change will not affect any payments made or actions taken by us before we received your notice, and we will not be responsible for the validity of any change.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the Accumulated Value or begin receiving annuity proceeds, subject to certain exceptions noted below. This surrender charge applies only during the first six
Contract Years. During those years, we calculate the surrender charge as a percentage of the amount that you surrender. The amount surrendered to pay the surrender charge is subject to the surrender charge. The surrender charge will be deducted from the Accumulated Value after we pay you the amount you requested.

      Surrender Charges
Contract Year Percent Applied
      1             6%
      2             5%
      3             4%
      4             3%
      5             2%
      6             1%

After Contract Year six, there is no charge for making surrenders. In addition, during the first six Contract Years we will limit or waive surrender charges as follows:

o  Surrenders Paid Under Certain Settlement Options. For surrenders that you make after Contract Year three, there is no surrender charge applied to amounts you elect to have paid under:

  (1)A settlement option for a fixed amount or a fixed period (including Option
     3V described under "Annuity Provisions - Settlement Options") if the payments will be made for at least three years and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.
  (2)Options which involve a life income, including Option 4V or 5V described under "Annuity Provisions - Settlement Options."

o  Ten Percent Free Each Contract Year. In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year.
   This "Ten Percent Free" is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of
   Accumulated Value that you may surrender without charge in the fourth
   Contract Year is 10%, not 40%.

o  Total Disability of the Annuitant. There is no surrender charge during or within 90 days after the end of the Annuitant's total disability (as defined in your Contract), provided that the total disability begins after the
   Contract is issued and before the Annuitant attains Age 65. We will require proof of total disability satisfactory to us.

o  Confinement of the Annuitant or the Annuitant's Spouse in a Hospital,
   Nursing Home, or Hospice. There is no surrender charge during or within 90 days after the end of the confinement of the Annuitant or the Annuitant's spouse in a licensed hospital, nursing home, or hospice, provided that the confinement begins after the Contract has been issued and continues for at least 30 consecutive days. We will require proof of confinement satisfactory to us.

o  Terminal Illness of the Annuitant or the Annuitant's Spouse. There is no
   surrender charge if the Annuitant or the Annuitant's spouse has a life expectancy of 12 months or less. We will require certification by a physician acting within the scope of his or her license and may require independent medical verification.

o  Loss of the Annuitant's Job. There is no surrender charge if the Annuitant is unemployed for 90 consecutive days and receives state unemployment benefits and the surrender is made during unemployment or within 90 days after unemployment benefits cease. The unemployment must begin after the
   Contract is issued. We will require satisfactory proof of unemployment.

o  Series of Substantially Equal Periodic Payments for Life. There is no
   surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.

Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess. See Sufficiency of Charges below. We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

Mortality and Expense Risk Charge

We assume certain financial risks associated with the Contracts. Those risks are of two basic types:

o  Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Date will be greater than the Accumulated Value available to pay those benefits, and (2) annuity payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.

o  Expense Risk. This is the risk that the expenses we incur with respect to the Contracts will exceed Contract charges.

As compensation for assuming these risks, we deduct a daily mortality and expense risk charge from the average daily net assets in the Variable Account.
Prior to the Annuity Date, the amount of the mortality and expense risk charge depends upon whether your Contract has the Basic Death Benefit only or one or more death benefit options. The Fee and Expense Tables list the current and maximum mortality and expense risk charges for the various death benefits for a
Contract. We may change the current mortality and expense risk charge for your
Contract in the future, but we guarantee that it will never exceed the maximum annual rates shown in the Fee and Expense Tables. On or after the Annuity Date, the mortality and expense risk charge for Annuity Unit Values is 1.25%.

If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risks assumed by us, we will bear the loss.
We will not reduce annuity payments to compensate for the insufficiency. If the mortality and expense risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.

Transfer Charge

You may make 12 free transfers in each Contract Year. Subsequent transfers
(other than the dollar cost averaging and asset rebalancing programs) will incur a $25 transfer charge.

Surrender of Life Income Settlement Option

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. We calculate the commuted value of the payments remaining in the guaranteed period by using an interest rate that is 0.25% higher than the interest rate that is used to determine the income payable under the life income settlement option.

Limited Exception to Surrender Charges

When the Contract is offered within a Qualified Plan in exchange for another variable annuity previously issued by us which is in a Qualified Plan, we may reduce or waive the surrender charge or the length of time that it applies.

Expenses of the Funds

Because the Variable Account purchases shares of the Funds, the net assets of the Variable Account will reflect the investment advisory fee or other expenses incurred by the Funds. See the Fee and Expense Tables and the accompanying current prospectuses for the Funds.

Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however,
make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax
Status.

Sufficiency of Charges

If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our General Account which may include, among other things, proceeds derived from mortality and expense risk charges deducted from the Variable
Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

ANNUITY PROVISIONS

Annuity Date

The Annuity Date is the date on which we begin paying you an annuity income provided by your Contract's cash surrender value. The Annuity Date stated in your Contract is the latest date on which we will begin paying you an annuity income. For a Contract used in a Qualified Plan, that date is the Contract
Anniversary on which the Annuitant attains Age 114. For all other Contracts, the Annuity Date stated in the Contract is the later of (1) the Contract
Anniversary on which the Annuitant attains Age 90 (or, if there are two
Annuitants, the Contract Anniversary on which the older Annuitant attains Age
90) or (2) seven years after the Issue Age. You may select any date after the
Date of Issue as the Annuity Date by giving us Written Notice at least 10 days before both the Annuity Date currently in effect and the new Annuity Date. The new date is subject to our approval and any applicable surrender charge. See
Charges and Deductions.

Annuity Proceeds

The annuity proceeds will be the amount provided by the cash surrender value on the Annuity Date. If the Annuity Date occurs within the first six Contract
Years, surrender charges will be deducted from the Accumulated Value if they apply.

Unless you direct otherwise, the annuity proceeds will be allocated among the
Subaccounts and the Fixed Account according to the ratio that each of the
Subaccounts and the Fixed Account bears to the cash surrender value, and any amount of the cash surrender value attributable to a Fixed Period Allocation will be applied to the Fixed Account. You may change the percentage allocation of annuity payments among the available Subaccounts and the Fixed Account up to
12 times per year by providing us with Written Notice or notice by telephone
(if you have completed the Telephone Transaction Authorization Form). Any change in the allocation will be effective at the end of the Valuation Period that we receive your request, and it will affect the amount of future variable annuity payments.

We will pay you the annuity proceeds by a settlement agreement according to the annuity settlement option that you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Date.

If you have not selected either a settlement option or a single sum payment by the Annuity Date, we will pay proceeds of $2,000 or more using a variable annuity with (1) life income with 10-year guarantee period if one Annuitant is living on the Annuity Date, or (2) joint and survivor life income with a
10-year guarantee period if two Annuitants are living on the Annuity Date, with either variable annuity based on an effective interest rate of 3%.

Settlement Options

You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis or both. You may change your choice of settlement option by giving us Written Notice at least 30 days before the Annuity Date.

The fixed annuity settlement options available to you are described in your
Contract but are not summarized here. The variable annuity settlement options that your Contract offers are as follows:

o  Option 3V--Income for a Fixed Period. Under this option, we pay an annuity income for a fixed period up to 30 years or life expectancy, if greater.

o  Option 4V--Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to
   30 years.

o  Option 5V--Joint and Survivor Life Income with Guaranteed Period. Under this option, we pay an annuity income for as long as at least one of two payees is alive. If both payees die during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 30 years.

In addition to these options, proceeds may be paid under any other settlement option that you suggest and to which we agree.

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. The lump sum payable on any day is the present value of payments remaining in the guaranteed period, based on variable annuity unit values on the date the lump sum is elected and the interest rate used to determine the income payable plus
0.25%.

If an owner or payee dies on or after the Annuity Date and before all of the annuity proceeds have been paid, we must pay any remaining annuity proceeds under the settlement option at least as rapidly as payments were being paid under that settlement option on the date of death.

Frequency of Annuity Payments

Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. Payments under any settlement option must be in amounts at least as great as $50. If annuity payments would be or become less than $50, we may change the frequency of payments to intervals that will result in payments of at least $50.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by applying the proceeds to be paid to the annuity table in the Contract for the option that you select. The table is based upon an Assumed Investment Rate ("AIR") and shows the amount of the initial annuity payment for each $1,000 applied. The
AIR is the interest rate used to determine the amount of the variable annuity payments. The AIR affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. You may select an AIR of 3%, 4%, or 5% when you choose a variable annuity settlement option. If you select an AIR of 5%, you will receive a higher initial payment, but subsequent payments will rise more slowly or fall more rapidly than if you select an AIR of 3% or 4%. If the actual investment experience is equal to the AIR that you choose, your annuity payments will remain level.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period unless you request a change in the allocation or you have selected a joint and survivor life income settlement option with a reduced payment after the first payee dies. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of
Annuity Units by the Annuity Unit Value. See Subaccount Annuity Unit Value
below. If the payment is based upon the Annuity Unit Values of more than one
Subaccount, the procedure described here is repeated for each applicable
Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity table in the Contract is based on the mortality table specified in the Contract. Under that table, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

The Contract contains a formula for adjusting the Age of the Annuitant based on the date when the annuity payments begin for purposes of determining the monthly annuity payments. If the annuity payments begin prior to 2010, there is no age adjustment. If the annuity payments begin during the years 2010 through
2019, the Annuitant's Age is reduced one year. For each decade thereafter, the
Annuitant's Age is reduced one additional year.

An age adjustment results in a reduction in the monthly annuity payments that would otherwise be made. Therefore, if the rates we are using are those shown in the annuity tables contained in the Contract, it may be advantageous for you to begin receiving annuity payments on a date that immediately precedes the date on which an age adjustment would occur under the Contract. For example, the annuity payment rates in the annuity tables for an Annuitant who begins receiving annuity payments in the year 2020 are the same as those for annuity payments which begin 12 months earlier, even though the Annuitant is one year older, because the new decade results in the Annuitant's age being reduced an additional year. Our current annuity rates, unlike the guaranteed rates, do not involve any age adjustment.

Subaccount Annuity Unit Value

A Subaccount's Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values
may increase or decrease during each Valuation Period. We re-determine the
Annuity Unit Value for each Subaccount at the end of each Valuation Period. The initial Annuity Unit Value for a Subaccount was equal to the initial
Accumulation Unit Value for that Subaccount. At the end of any subsequent
Valuation Period, each Subaccount's Annuity Unit Value is equal to (1) x (2) x
(3) where:

(1)Is that Subaccount's Annuity Unit Value at the end of the immediately preceding Valuation Period.

(2)Is that Subaccount's Net Investment Factor for the current Valuation Period.
   See Net Investment Factor described earlier in this Prospectus.

(3)Is a discount factor equivalent to the assumed investment rate.

GENERAL PROVISIONS

Entire Contract

Your entire insurance Contract is comprised of:

o  the Contract including any attached riders, endorsements or amendments;
o  the application attached to the Contract; and
o  the Thrivent Financial Articles of Incorporation and Bylaws which are in effect on the issue date of the Contract.

Postponement of Payments

We may delay payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:

(1)The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or

(2)An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets.

Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

Payment by Check

If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Date of Receipt

Except as otherwise stated herein, the date of our receipt of any Written
Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center in proper form unless received
(1) after the close of the New York Stock Exchange, or (2) on a date which is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Maintenance of Solvency

This provision applies only to values in the General Account.

If our reserves for any class of contracts become impaired,  you may be required to make an extra  payment.  Our Board of Directors  will determine the amount of any extra payment based on each  member's fair share of the  deficiency.  If the payment is not made,  it will be charged as a loan against the Contract  with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead  of or in  combination  with the loan.  Any  indebtedness  and  interest charged  against the  Contract,  or any  agreement  for a reduction in benefits, shall have priority over the interest of any owner,  beneficiary,  or collateral assignee under the Contract.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your
Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report.

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the
Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.

Gender Neutral Benefits

The Contracts described in this Prospectus (except for Contracts issued in the state of Montana) involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Contracts purchased in Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in Arizona Governing
Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of sex. Any unisex rates to be provided by us will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Contract may be purchased.

Contract Inquiries

Inquiries regarding a Contract may be made by writing to us at our Service
Center.

FEDERAL TAX STATUS

Introduction

The ultimate effect of Federal income taxes on a Contract's Accumulated Value, on annuity payments and on the economic benefit to the Contract Owner, the
Annuitant or the beneficiary depends upon the tax status of such person,
Thrivent Financial, and, if the Contract is purchased under a retirement plan, upon the type of retirement plan and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion contained herein is based on our understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of continuation of these interpretations by the Internal Revenue Service. We do not make any guarantee regarding the tax status of any Contract. Each person concerned should consult a qualified tax adviser.

Variable Account Tax Status

The Internal Revenue Code of 1986, as amended (the "Code") in effect provides that the income and gains and losses from separate account investments are not income to the insurance company issuing the variable contracts so long as the contracts and the separate account meet certain requirements set forth in the
Code. Because the Contracts and the Variable Account intend to meet such requirements, we anticipate no tax liability resulting from the Contracts, and consequently no reserve for income taxes is currently charged against, or maintained by us with respect to, the Contracts. We are currently exempt from state and local taxes. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account may be made.

Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general.

Contracts Held by Individuals. An individual Contract Owner is not taxed on increases in the value of a Contract until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.

Upon receipt of a single sum payment or of an annuity payment under the
Contract, the recipient is taxed on the portion of such payment that exceeds the investment in the Contract.

For single sum payments, the taxable portion is generally the amount in excess of the premiums paid under the Contract. Such taxable portion is taxed at ordinary income tax rates. The investment in the Contract is not affected by loans or assignments of the Contract but is increased by any amount included in gross income as a result of the loan or assignment. Payments in partial or full surrender of a Contract generally will be taxed as ordinary income to the extent that the Accumulated Value exceeds the taxpayer's investment in the
Contract. An assignment of the Contract (other than a gift to the Contract
Owner's spouse or incident to a divorce) or the use of the Contract as collateral for a loan will be treated in the same manner as a surrender. The designation of a payee other than the Contract Owner, or the exchange of the
Contract, also may result in tax consequences.

For fixed annuity  payments,  the taxable  portion is generally  determined by a formula that  establishes the ratio that the investment in the Contract bears to the  expected  return under the  Contract as of the Annuity  Date.  For variable annuity  payments,  the taxable portion is generally  determined by dividing the proportionate  cost basis by the  anticipated  total number of payments  payable under the Contract,  multiplying  that amount by the number of payments  payable that year, and  subtracting  the result from each year's total  payments.  Where annuity  payments are made under certain  Qualified  Plans,  the portion of each payment that is excluded from gross income will  generally be equal to the total amount of any investment in the Contract as of the Annuity Date,  divided by the number of anticipated payments,  which are determined by reference to the Age of the Annuitant.  The taxable portion is taxed at ordinary  income tax rates.  For certain  types of  Qualified  Plans there may be no  investment  in the Contract within the meaning of Section 72 of the Code. In such event,  the total payments received may be taxable.  Contract Owners,  Annuitants and  beneficiaries  under such  Contracts  should seek  qualified tax and  financial  advice about the tax consequences of distributions under the retirement plan in connection with which such Contracts are purchased.

Generally, a distribution from a Contract before the taxpayer attains Age 59
1/2 will result in an additional tax of 10% of the amount of the distribution which is included in gross income. The penalty tax will not apply if the distribution is made as follows:

(1)In connection with death or disability as described in Section 72(q)(2) of the Code;

(2)Under a qualified funding trust (commonly referred to as structured settlement plans); or

(3)It is one of a series of substantially equal periodic annual payments for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the beneficiary; for this purpose, if there is a significant modification of the payment schedule before the taxpayer is
   Age 59 1/2 or before the expiration of five years from the time the payment starts, the taxpayer's income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Depending on the type of Qualified Plan, distributions may be subject to a 10%
penalty tax.

Contracts Held by Other Than Individuals. A Contract held by other than a natural person, such as a corporation, estate or trust, will not be treated as an annuity contract for Federal income tax purposes, and the income on such a
Contract will be taxable in the year received or accrued by the Contract Owner.
This rule does not apply, however, if the Contract Owner is acting as an agent for an individual, if the Contract Owner is an estate which acquired the
Contract as a result of the death of the decedent, if the Contract is held by certain Qualified Plans, if the Contract is held pursuant to a qualified funding trust (commonly referred to as structured settlement plans), if the
Contract was purchased by an employer with respect to a terminated Qualified
Plan.

Multiple Contracts. Section 72(e)(11) of the Code provides that for the purposes of determining the amount included in gross income, all non-qualified annuity contracts entered into on or after October 22, 1988 by the same company with the same Contract Owner during any calendar year shall be treated as one
Contract. This section will likely accelerate the recognition of income by a
Contract Owner owning multiple contracts and may have the further effect of increasing the portion of income that will be subject to the 10% penalty tax described above.

Qualified Plans

The Contracts are designed for use with several types of Qualified  Plans.  When used in Qualified Plans, deferred annuities do not offer additional tax-deferral benefits,  and taxation rules for Qualified  Plans take  precedence over annuity taxation rules. However,  annuities offer other product benefits to investors in
Qualified  Plans.  The tax rules  applicable to  participants  in such Qualified
Plans vary  according  to the type of plan and the terms and  conditions  of the plan.  Participants  under  such  Qualified  Plans as well as  Contract  Owners,
Annuitants and  beneficiaries are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and conditions of the plans themselves  regardless of the terms and conditions of the Contracts issued in connection therewith.

A  participant  in a  Contract  purchased  as a  tax-sheltered  annuity  ("TSA")
contract and certain other  Qualified  Plans under Section 403(b) and 401 of the
Code  will be  subject  to  certain  restrictions  regarding  a full or  partial surrender of the Contract.  Distributions from these plans may be paid only when the  employee  reaches  age 59 1/2,  separates  from  service,  dies or  becomes disabled,  or in the case of financial hardship. As a result, a participant will not be entitled to exercise the  surrender  rights  described  under the heading
"The  Contracts  -  Surrender  (Redemption)"  unless one of the  above-described conditions has been satisfied.

1035 Exchanges

Section 1035(a) of the Code permits the exchange of certain life insurance, endowment and annuity contracts for an annuity contract without a taxable event occurring. Thus, potential purchasers who already own such a contract issued by another insurer are generally able to exchange that contract for a Contract issued by us without a taxable event occurring. There are certain restrictions that apply to such exchanges, including that the contract surrendered must truly be exchanged for the Contract issued by us and not merely surrendered in exchange for cash. Further, the same person or persons must be the obligee or obligees under the Contract received in the exchange as under the original contract surrendered in the exchange. Careful consideration must be given to compliance with the Code provisions and regulations and rulings relating to exchange requirements, and potential purchasers should be sure that they understand any surrender charges or loss of benefits that might arise from terminating a contract they hold. Owners considering such an exchange should consult their tax advisers to insure that the requirements of Section 1035 are met.

Diversification Requirements

The Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not "adequately diversified". The assets of the Funds are expected to meet the diversification requirements. We will monitor the Contracts and the regulations of the Treasury Department to ensure that the Contract will continue to qualify as a variable annuity contract.
Disqualification of the Contract as an annuity contract would result in imposition of Federal income tax on the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

Withholding

The taxable portion of a distribution to an individual is subject to Federal income tax withholding unless the taxpayer elects not to have withholding. We will provide the Contract Owner with the election form and further information as to withholding. Generally, however, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. For complete information on withholding, a qualified tax adviser should be consulted.

Other Considerations

Because of the complexity of the law and its application to a specific individual, tax advice may be needed by a person contemplating purchase of a
Contract or the exercise of elections under a Contract. The above comments concerning Federal income tax consequences are not exhaustive, and special rules are provided with respect to situations not discussed in this Prospectus.

The preceding description is based upon our understanding of current Federal income tax law. We cannot assess the probability that changes in tax laws, particularly affecting annuities, will be made.

The preceding comments do not take into account state income or other tax considerations that may be involved in the purchase of a Contract or the exercise of elections under the Contract. For complete information on such
Federal and state tax considerations, a qualified tax adviser should be consulted.

VOTING RIGHTS

To the extent required by law, we will vote the Funds' shares held in the
Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940
Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Funds' shares in our own right, we may elect to do so.

Before the Annuity Date, the Contract Owner shall have the voting interest with respect to Funds' shares attributable to the Contract. On and after the Annuity
Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract's Accumulated Value in a
Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes that each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract's reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests.
Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Funds.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all
Contract Owners. Any Portfolio shares held by us or our affiliates in General
Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account's votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

SALES AND OTHER AGREEMENTS

Thrivent Investment Mgt., 625 Fourth Avenue South, Minneapolis, Minnesota
55415, an indirect subsidiary of ours, acts as the principal underwriter of the
Contracts pursuant to a distribution agreement with us. Commissions and other distribution compensation to be paid to our representatives with respect to the
Contracts will be paid by us and will not result in any charge to Contract
Owners or to the Variable Account in addition to the charges described in this
Prospectus. Our representatives are paid a commission of not more than 4% of the premiums paid on the Contracts. Further, our representatives may be eligible to receive certain benefits based on the amount of earned commissions.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. We have been named in civil litigation proceedings relating to life insurance pricing and sales practices, which appear to be substantially similar to claims asserted in class actions brought against many other life insurers. We believe we have substantial defenses to these actions. In the opinion of our management, the outcome of this proceeding is not likely to have a material adverse effect upon the Variable Account or upon our ability to meet our obligations under the
Contracts.

FINANCIAL STATEMENTS

The financial statements of Thrivent Financial and the Variable Account are
contained in the Statement of Additional Information. The Statement of
Additional Information also contains the financial statements of Aid
Association for Lutherans and Lutheran Brotherhood, the two companies which merged to form Thrivent Financial.

STATEMENT OF ADDITIONAL INFORMATION

Below is a copy of the Table of Contents included in the Statement of
Additional Information. To obtain a copy of this document, complete and mail the form below.

Introduction
Distribution of the Contracts
Calculation of Performance
       Money Market Subaccount
       Other Subaccounts
       Performance Comparisons
       Standard and Poor's Disclaimer
Independent Accountants and Financial Statements
Comment on Financial Statements of Thrivent Financial, Aid
  Association for Lutherans and Lutheran Brotherhood
Financial Statements of Variable Account
Financial Statements of Thrivent Financial, Aid Association
  For Lutherans and Lutheran Brotherhood

To obtain the FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT Statement of
Additional Information, send this request form to:

              Thrivent Financial for Lutherans
              4321 North Ballard Road
              Appleton, Wisconsin 54919-0001

   -----------------------------------------------------------------------------
          Please send me a copy of the most recent FLEXIBLE PREMIUM DEFERRED
          VARIABLE ANNUITY CONTRACT SAI FOR THRIVENT VARIABLE ANNUITY ACCOUNT I.

-------------- ----------
(Name)           (Date)

-------------------------
(Street Address)

------ ------- ----------
(City) (State) (Zip Code)

APPENDIX A--DEFINITIONS

Accumulated Value. The sum of the accumulated values for your Contract in
Subaccounts, the Fixed Account, and Fixed Period Allocations on or before the
Annuity Date.

Age. The Annuitant's Issue Age increased by one on each Contract Anniversary.

Annuitant. The person(s) named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Date. The date when annuity income payments will begin if an Annuitant is living on that date.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Contract. The flexible premium deferred variable annuity contract offered by
Thrivent Financial and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of
Issue.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application or the Contract is assigned to another person.

Contract Year. The period from one Contract Anniversary to the next. The first
Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.

Date of Issue. The date on which the application is signed.

Fixed Period Allocation. An allocation to the MVA Account for a specified allocation period for which the interest rate is guaranteed. Surrenders or transfers from a Fixed Period Allocation may be subject to a Market Value
Adjustment.

Funds. AAL Variable Product Series Fund, Inc. and LB Series Fund, Inc., which are described in the accompanying prospectuses.

General Account. The General Account is the general account of Thrivent
Financial, which consists of all assets of Thrivent Financial other than those allocated to a Separate Account of Thrivent Financial.

Issue Age. The age of the Annuitant on his or her birthday nearest the Date of
Issue.

Market Value Adjustment. A positive or negative adjustment to accumulated value in Fixed Period Allocations when amounts are surrendered or transferred from
Fixed Period Allocations to Subaccounts or to the Fixed Account, except that no adjustments will be applied to surrenders or transfers from a Fixed Period
Allocation within 30 days before the end of its allocation period.

Portfolio. A Portfolio of the Funds. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Funds.

Qualified Plan. A retirement plan qualified under Section 401, 403, 408 or 408A or similar provisions of the Internal Revenue Code.

Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road,
Appleton, Wisconsin 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.

Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Funds.

Treasury Rate. The weekly average of the U.S. Treasury Note Constant Maturity
Yield as reported in Federal Reserve Bulletin Release H.15. If this report is not available for any week, we will use the most recently reported week. If
Treasury Rates are no longer available, we will use similar rates as approved by the insurance supervisory officials in the state in which the Contract was delivered.

Valuation Day. Each day the New York Stock Exchange is open for trading.

Valuation Period. The period of time from the determination of Accumulation and
Annuity Unit Values on a Valuation Day to the determination of those values on the next Valuation Day.

Variable Account. Thrivent Variable Annuity Account I, which is a Separate
Account of Thrivent Financial. The Subaccounts are subdivisions of the Variable
Account.

Written Notice. A written request or notice signed by the Contract Owner and received in good order by Thrivent Financial.

APPENDIX B--CONDENSED FINANCIAL INFORMATION

The following tables show the historical performance of Accumulation Unit
Values for the period of time from the commencement of operations of the
Separate Account on October 31, 2002, through December 31, 2002, and the number of Accumulation Units on December 31, 2002. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional
Information.

For each Subaccount, there are multiple Accumulation Unit Values, depending upon the different mortality and expense risk charges assessed against the
Contracts participating in that Subaccount. The tables include Accumulation
Unit Values for each of the following possible death benefit combinations:

   Basic Death Benefit (all Contracts)
   Maximum Anniversary Death Benefit (Option A)
   Premium Accumulation Death Benefit (Option B)
   Earnings Addition Death Benefit (Option C)
   Options A and B
   Options A and C
   Options B and C
   Options A, B, and C

Technology Stock Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $10.05  $10.05  $10.05  $10.05  $10.04  $10.04  $10.04    $10.04
Number of Accumulation Units Outstanding at
 end of period.............................    794     796      36      --     245      --      --       247

Small Cap Growth Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $10.32  $10.31  $10.31  $10.31  $10.31  $10.31  $10.31    $10.31
Number of Accumulation Units Outstanding at
 end of period.............................  1,689   2,141      28      50   1,175      --      --     1,059

Opportunity Growth Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $ 9.92  $ 9.91  $ 9.91  $ 9.91  $ 9.91  $ 9.91  $ 9.91    $ 9.91
Number of Accumulation Units Outstanding at
 end of period.............................  2,692   1,477      51     102     558   1,429      --         4

Small Cap Stock Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $10.12  $10.12  $10.12  $10.12  $10.11  $10.12  $10.11    $10.11
Number of Accumulation Units Outstanding at
 end of period.............................  4,528   8,801     681     650   1,538     322      --     7,885

Small Cap Index Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------- ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $10.14   $10.14 $10.14  $10.14  $10.14  $10.14  $10.13    $10.13
Number of Accumulation Units Outstanding at
 end of period.............................  7,719   15,197    285      --   3,796   1,220      --     1,753

Mid Cap Select Growth Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $ 9.91  $ 9.91  $ 9.90  $ 9.90  $ 9.90  $ 9.90  $ 9.90    $ 9.90
Number of Accumulation Units Outstanding at
 end of period.............................  2,517   1,442      10      51     186     820      --     2,953

Mid Cap Growth Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $ 9.96  $ 9.96  $ 9.96  $ 9.96  $ 9.96  $ 9.96  $ 9.96    $ 9.96
Number of Accumulation Units Outstanding at
 end of period.............................  8,495   3,836     293     203   1,014      56      --     1,280

Mid Cap Stock Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $10.06  $10.06  $10.06  $10.06  $10.06  $10.06  $10.06    $10.06
Number of Accumulation Units Outstanding at
 end of period.............................  5,560   6,103      40     167   3,584      --      --     6,709

Mid Cap Index Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $10.12  $10.11  $10.11  $10.11  $10.11  $10.11  $10.11    $10.11
Number of Accumulation Units Outstanding at
 end of period.............................  3,952  14,513     379      76   6,194     128      --     2,787

International Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $ 9.88  $ 9.88  $ 9.88  $ 9.88  $ 9.88  $ 9.88  $ 9.88    $ 9.87
Number of Accumulation Units Outstanding at
 end of period.............................  4,553  14,571     107     323   3,717     350      --     3,873

World Growth Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $10.14  $10.14  $10.14  $10.14  $10.13  $10.14  $10.13    $10.13
Number of Accumulation Units Outstanding at
 end of period.............................  9,355  13,091      94      --   3,928      13      --     1,216

All Cap Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $ 9.87  $ 9.86  $ 9.86  $ 9.86  $ 9.86  $ 9.86  $ 9.86    $ 9.86
Number of Accumulation Units Outstanding at
 end of period.............................  9,798   5,807     143     205     159   1,241      --       162

Growth Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $ 9.71  $ 9.71  $ 9.71  $ 9.71  $ 9.71  $ 9.71  $ 9.71    $ 9.71
Number of Accumulation Units Outstanding at
 end of period............................. 20,141  20,518     291     388   5,384     173      --       134

Investors Growth Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $ 9.62  $ 9.62  $ 9.62  $ 9.62  $ 9.62  $ 9.62  $ 9.62    $ 9.62
Number of Accumulation Units Outstanding at
 end of period.............................  1,714  16,734      49      --      60      --      --        --

Growth Stock Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $ 9.87  $ 9.87  $ 9.87  $ 9.87  $ 9.86  $ 9.87  $ 9.86    $ 9.86
Number of Accumulation Units Outstanding at
 end of period.............................  5,030  11,609     605      --     722     832      --       873

Capital Growth Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*  $ 10.00*
End of period.............................. $ 9.86  $ 9.86  $ 9.86  $ 9.86  $ 9.86  $ 9.86  $ 9.86   $  9.86
Number of Accumulation Units Outstanding at
 end of period............................. 23,226  39,394   1,732     233   7,858   4,114      --    13,125

Large Company Index Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $ 9.94  $ 9.94  $ 9.94  $ 9.94  $ 9.94  $ 9.94  $ 9.93    $ 9.93
Number of Accumulation Units Outstanding at
 end of period............................. 11,766  56,979   4,080     529   9,698   2,175      --     2,652

Balanced Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $10.03  $10.02  $10.02  $10.02  $10.02  $10.02  $10.02    $10.02
Number of Accumulation Units Outstanding at
 end of period............................. 17,255  59,598   3,480     344     465   1,238      --     7,719

High Yield Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $10.56  $10.56  $10.55  $10.55  $10.55  $10.55  $10.55    $10.55
Number of Accumulation Units Outstanding at
 end of period.............................  3,797   4,249     730     258   1,936     182      --       616

High Yield Bond Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $10.82  $10.81  $10.81  $10.81  $10.81  $10.81  $10.81    $10.81
Number of Accumulation Units Outstanding at
 end of period.............................    596  13,249     221      --   1,635      10      --       518

Income Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*   $10.00*
End of period.............................. $10.26  $10.26  $10.26  $10.26  $10.25  $10.26  $10.25    $10.25
Number of Accumulation Units Outstanding at
 end of period............................. 18,360  21,694     334     103   5,558     690      --     3,866

Bond Index Subaccount

                                                                           2002
                                            -----------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*  $ 10.00*
End of period.............................. $10.15  $10.15  $10.14  $10.15  $10.14  $10.14  $10.14   $ 10.14
Number of Accumulation Units Outstanding at
 end of period............................. 20,233  55,284   1,080     880   9,305      36      --    15,477

Limited Maturity Bond Subaccount

                                                                           2002
                                            ------------------------------------------------------------------
                                             Basic  Option  Option  Option  Options Options Options  Options
                                              DB      A       B       C     A and B A and C B and C A, B and C
                                            ------  ------  ------  ------  ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period........................ $10.00* $10.00* $10.00* $10.00* $10.00* $10.00* $10.00*  $ 10.00*
End of period.............................. $10.10  $10.10  $10.09  $10.10  $10.09  $10.09  $10.09   $ 10.09
Number of Accumulation Units Outstanding at
 end of period............................. 41,104  64,524     353   1,357  28,209   1,999      --    46,659

*The above Subaccounts commenced operations on October 31, 2002.

                                                THRIVENT VARIABLE ANNUITY ACCOUNT I

                                                Statement Of Additional Information
                                                        Dated April 30, 2003

                                                                for
                                        Flexible Premium Deferred Variable Annuity Contract

                                                             Issued By

                                                  THRIVENT FINANCIAL FOR LUTHERANS

                     Service Center:                                                    Corporate Office:
                     4321 North Ballard Road                                            625 Fourth Avenue South
                     Appleton, WI 54919-0001                                            Minneapolis, MN 55415-1665
                     Telephone: 800-THRIVENT                                            Telephone: 800-THRIVENT
                     E-mail: mail@thrivent.com                                          E-mail: mail@thrivent.com

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Prospectus dated
April 30, 2003 (the "Prospectus") for Thrivent Variable Annuity Account I (the "Variable Account") describing a flexible premium deferred variable annuity contract (the "Contract") being offered by Thrivent Financial for Lutherans ("Thrivent Financial") to
persons eligible for membership in Thrivent Financial.  Much of the information contained in this SAI expands upon subjects discussed in the Prospectus.  A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton,
Wisconsin 54919-0001, by calling 1-800-THRIVENT (1-800-847-4836), or by accessing the Securities and Exchange Commission's Web site at www.sec.gov.

Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                                         --------------------------------------------------

Introduction

Distribution of the Contracts

Calculation of Performance

  Money Market Subaccount

  Other Subaccounts

  Performance Comparisons

  Standard and Poor's Disclaimer

Independent Accountants and Financial Statements

Comment on Financial Statements of Thrivent Financial, AAL and LB

Financial Statements of Variable Account

Financial Statements of Thrivent Financial, AAL and LB

                                                            INTRODUCTION

The Contract is issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin.
Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia.
Thrivent Financial began operating by its current name on or about May 21, 2002.  Prior to that date, Thrivent Financial did business as Aid Association for Lutherans/Lutheran Brotherhood or AAL/LB as a result of Lutheran Brotherhood ("LB") merging with and into Aid Association for Lutherans ("AAL") on January 1, 2002.  On December 31, 2002, Thrivent Financial and its affiliates had combined assets under management of approximately $57.2 billion. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the
Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account (a separate account of Thrivent Financial), Fixed Period Allocations, or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of AAL Variable Product Series Fund, Inc. or LB Series Fund, Inc. (each a "Fund" and collectively the "Funds"), which are open-end management investment companies (commonly known as "mutual funds"). The prospectuses for the Funds that accompany the Prospectus describe the investment objectives and attendant risks of the following Portfolios of the Funds:

AAL Variable Product Series Fund, Inc.:
Technology Stock Portfolio
Small Cap Stock Portfolio
Small Cap Index Portfolio
Small Cap Value Portfolio
Mid Cap Stock Portfolio
Mid Cap Index Portfolio
International Portfolio (subadvised by Oechsle International Advisors, LLC)
Capital Growth Portfolio
Large Company Index Portfolio
Real Estate Securities Portfolio
Balanced Portfolio
High Yield Bond Portfolio (subadvised by Pacific Investment Management Company, LLC)
Bond Index Portfolio
Mortgage Securities Portfolio

LB Series Fund, Inc.:
Small Cap Growth Portfolio (subadvised by Franklin Advisers, Inc.)
Opportunity Growth Portfolio
Mid Cap Select Growth Portfolio (subadvised by Massachusetts Financial Services Company)
Mid Cap Growth Portfolio
World Growth Portfolio (subadvised by T. Rowe Price International, Inc.)
All Cap Portfolio (subadvised by Fidelity Management & Research Company)
Growth Portfolio
Investors Growth Portfolio (subadvised by Massachusetts Financial Services Company)
Growth Stock Portfolio (subadvised by T. Rowe Price Associates, Inc.)
Value Portfolio
High Yield Portfolio
Income Portfolio
Limited Maturity Bond Portfolio
Money Market Portfolio

Additional Subaccounts (together with the related additional Portfolios of the Funds) may be added in the future. The Accumulated
Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the
Subaccounts designated. Premiums allocated to Fixed Period Allocations or the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Financial.

                                                   DISTRIBUTION OF THE CONTRACTS

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are sold through Thrivent Financial representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of  Thrivent Investment Mgt. The Contracts are
offered in all states where Thrivent Financial is authorized to sell variable annuities.

The offering of the Contracts is continuous.

There are no special purchase plans or exchange privileges not described in the Prospectus (see "The Contracts--Transfers" in the
Prospectus).

No charge for sales expense is deducted from premiums at the time premiums are paid. However, a surrender charge, which may be deemed to be a contingent deferred sales charge, is deducted from the Accumulated Value of the Contract in the case where the
Contract is surrendered, in whole or in part, before annuity payments begin and, if certain settlement options are selected, at the time annuity payments begin, under the circumstances described in, and in amounts calculated as described in, the Prospectus under the heading "Charges And Deductions--Surrender Charge (Contingent Deferred Sales Charge)."

                                                     CALCULATION OF PERFORMANCE

The Variable Account may, from time to time, advertise information relating to the performance of its Subaccounts. This information reflects the performance of a hypothetical investment in a particular Subaccount during a specified time period. We show actual performance from the date the Subaccount began investing in its underlying fund. We also may show hypothetical performance from the commencement date of a Fund as if the Subaccount had invested in that Fund at that time.  The performance information that may be presented is not a prediction or guarantee of future investment performance and does not represent the actual experience of amounts invested by a particular Contract Owner.

Money Market Subaccount

Advertisements may show performance information with respect to the yield and effective yield of the Money Market Subaccount  for a specified seven-day period. Such yield quotations will be calculated  by determining the Base Period Return according to the following formula:

( a - b ) / c

where

a is the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one
Accumulation Unit of the Subaccount at the beginning of the period;

b is a hypothetical charge reflecting deductions from Contract Owner accounts; and

c is  the value of the account at the beginning of the period.

The Base Period Return is then multiplied by 365/7 to determine the yield.

The effective yield will be calculated by compounding the Base Period Return for such period by adding 1 and raising the sum to a power equal to 365/7, and subtracting 1 from the result according to the following formula:

Effective Yield = [ ( Base Period Return + 1) ^ 365/7 ] - 1

In determining the net change in the value of the account as described in the preceding paragraph, all deductions that are charged to all Contract Owner accounts will be reflected in proportion to the length of the seven-day base period.  Deductions from purchase payments and surrender charges assessed will not be reflected in, and realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Subaccount and the related portfolio company will be excluded from, the computation of yield.

The yield quotation for the Money Market Subaccount for the seven-day period ended December 31,2002 was (0.41)%.

The annualization of a seven-day average yield is not a representation of future actual yield.

Other Subaccounts

30-Day Yield.   We also may advertise  yield quotations by Subaccounts other than the Money Market Subaccount. These yield quotations are based on a 30-day (or one month) period computed by dividing the net investment income per accumulation unit earned during the period (the net investment income earned by the Fund portfolio attributable to shares owned by the Subaccount less expenses incurred during the period) by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula:

          Yield = 2 [ ( a - b  +  1) ^ 6  -  1]
                        -----
                         cd

 a =  Net dividends and interest earned during the period by the portfolio attributable to the subaccount;
 b =  Expenses accrued for the period (net of reimbursements);
 c =  The average daily number of accumulation units outstanding during the period; and
 d =  The accumulation unit value per unit on the last day of the period.

The annualized current yields for the 30-day base period ended December 31, 2002 were as follows:

     Balanced Portfolio:                      1.50%
     High Yield Portfolio:                    9.89%
     High Yield Bond Portfolio:               7.85%
     Income Portfolio:                        3.08%
     Bond Index Portfolio:                    2.33%
     Limited Maturity Bond Portfolio:         1.36%

Standardized and Non-standardized Average Annual Total Return.  We also may advertise  average annual total return quotations for the Subaccounts  by finding the average annual compounded rates of return over the 1-year, 5-year, 10-year (or since inception)
periods that would equate the initial amount invested to the ending redeemable value, by equating the ending redeemable value to the product of a hypothetical initial payment of $1,000, and one plus the average annual total return raised to a power equal to
the applicable number of years.   We will show standardized performance from the date that the Subaccounts first invest in the
Funds, and nonstandardized performance for other periods based on a hypothetical Contract assumed to have been invested in a
Portfolio of a Fund at the beginning of the period or when that Portfolio was first available for investment under a variable annuity contract issued by Thrivent Financial or Lutheran Brotherhood Variable Insurance Products Company, an affiliate of
Thrivent Financial.  We also may show non-standardized return which assumes that the Contract has not been surrendered and does not include the surrender charge.

Such performance data will assume that any applicable charges have been deducted from the initial $1,000 payment and include all recurring fees that are charged to all Contract Owners.

Average annual total return for any specific period is not a representation of future actual results. Average annual total return assumes a steady rate of growth. Actual performance fluctuates and will vary from the quoted results for periods of time within the quoted periods.

The following formula is used to calculate  both standardized and non-standardized average annual total return:

                            P ( 1 + T) ^ n = ERV

              Where:
                 P    =  A hypothetical initial payment of $1,000;
                 T    =  Average annual total return;
                 n    =  Number of years; and
                 ERV  =  Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods (or since the inception of the Portfolio, if shorter).

There is no standardized performance since the Subaccounts became effective October 31, 2002.

Non-standardized Average Annual Total Returns through December 31, 2002 were: /1/

                                                                                    Since Inception                Portfolio
Name of Subaccount                1 Year            5 Years           10 Years        of Portfolio               Inception Date
---------------------------------------------------------------------------------------------------------------------------------
Technology Stock                 (46.22)                N/A                N/A             (37.52)              March 1, 2001
Small Cap Growth                 (32.67)                N/A                N/A             (26.49)              November 30, 2001
Opportunity Growth               (37.05)             (10.15)               N/A              (5.08)              January 18, 1996
Small Cap Stock                  (26.58)                N/A                N/A             (10.67)              March 1, 2001
Small Cap Index                  (21.46)                N/A                N/A              (8.46)              March 1, 2001
Mid Cap Select Growth            (48.02)                N/A                N/A             (41.83)              November 30, 2001
Mid Cap Growth                   (31.81)                N/A                N/A               0.26               January 30, 1998
Mid Cap Stock                    (22.00)                N/A                N/A             (17.49)              March 1, 2001
Mid Cap Index                    (21.26)                N/A                N/A             (10.90)              March 1, 2001
International                    (25.32)                N/A                N/A              (6.98)              March 2, 1998
World Growth                     (23.83)              (5.06)               N/A              (2.07)              January 18, 1996
All Cap                          (43.11)                N/A                N/A             (38.38)              November 30, 2001
Growth                           (35.41)              (2.23)              6.91                N/A /2/           January 9, 1987
Investors Growth                 (32.22)                N/A                N/A             (29.02)              November 30, 2001
Growth Stock                     (29.15)                N/A                N/A             (25.55)              November 30, 2001
Capital Growth                   (28.50)                N/A                N/A             (20.45)              March 1, 2001
Value                            (28.82)                N/A                N/A             (25.37)              November 30, 2001
Large Company Index              (28.23)              (2.87)               N/A               6.54               June 14, 1995
Balanced                         (16.28)               0.73                N/A               6.24               June 14, 1995
High Yield                       (15.72)              (7.27)              1.55                N/A /2/           November 2, 1987
High Yield Bond                   (7.38)                N/A                N/A              (3.61)              March 2, 1998
Income                            (2.44)               3.87               5.07                N/A /2/           January 9, 1987
Bond Index                         1.19                5.04                N/A               5.58               June 14, 1995
Limited Maturity Bond             (2.40)                N/A                N/A              (2.02)              November 30, 2001
Money Market                      (6.36)               2.21               2.90                N/A /2/           January 9, 1987

Non-standardized Average Annual Total Returns (Without surrender charge) through December 31, 2002 were: /3/

                                                                                  Since Inception                Portfolio
Name of Subaccount             1 Year            5 Years           10 Years        of Portfolio               Inception Date
---------------------------------------------------------------------------------------------------------------------------------
Technology Stock               (42.61)                N/A                N/A             (35.60)              March 1, 2001
Small Cap Growth               (28.14)                N/A                N/A             (22.63)              November 30, 2001
Opportunity Growth             (32.82)              (9.65)               N/A              (4.96)              January 18, 1996
Small Cap Stock                (21.64)                N/A                N/A              (7.92)              March 1, 2001
Small Cap Index                (16.18)                N/A                N/A              (5.65)              March 1, 2001
Mid Cap Select Growth          (44.53)                N/A                N/A             (38.78)              November 30, 2001
Mid Cap Growth                 (27.23)                N/A                N/A               0.82               January 30, 1998
Mid Cap Stock                  (16.76)                N/A                N/A             (14.96)              March 1, 2001
Mid Cap Index                  (15.96)                N/A                N/A              (8.16)              March 1, 2001
International                  (20.30)                N/A                N/A              (6.45)              March 2, 1998
World Growth                   (18.70)              (4.54)               N/A              (1.94)              January 18, 1996
All Cap                        (39.28)                N/A                N/A             (35.14)              November 30, 2001
Growth                         (31.07)              (1.70)              6.91                N/A /2/           January 9, 1987
Investors Growth               (27.67)                N/A                N/A             (25.29)              November 30, 2001
Growth Stock                   (24.38)                N/A                N/A             (21.64)              November 30, 2001
Capital Growth                 (23.69)                N/A                N/A             (18.00)              March 1, 2001
Value                          (24.04)                N/A                N/A             (21.45)              November 30, 2001
Large Company Index            (23.41)              (2.34)               N/A               6.54               June 14, 1995
Balanced                       (10.65)               1.28                N/A               6.24               June 14, 1995
High Yield                     (10.06)              (6.76)              1.55                N/A /2/           November 2, 1987
High Yield Bond                 (1.15)                N/A                N/A              (3.06)              March 2, 1998
Income                           4.12                4.44               5.07                N/A /2/           January 9, 1987
Bond Index                       8.00                5.62                N/A               5.58               June 14, 1995
Limited Maturity Bond            4.16                 N/A                N/A               3.12               November 30, 2001
Money Market                    (0.06)               2.77               2.90                N/A /2/           January 9, 1987

/1/ There is no non-standardized performance for the following Subaccounts because they became effective April 30, 2003:  Small Cap
Value, Real Estate Securities and Mortgage Securities.

/2/ Because the Portfolio has been effective for more than 10 years, performance since inception is not shown.

Cumulative Total Return. Advertisements for the Contract may also include cumulative total return quotations for a Subaccount, for which the SEC has not prescribed a standard method of calculation. Cumulative total return is the non-annualized cumulative rate of return on a hypothetical initial investment of $1,000 in a Subaccount for a specified period ("Hypothetical Initial
Investment"). Such performance data will assume that any applicable charges have been  deducted from the initial $1,000 payment and include all recurring fees that are charged to all Contract Owners. Cumulative total return is calculated by finding the cumulative rates of return of the Hypothetical Initial Investment over various periods, according to the following formula and then expressing that as a percentage:

              C = (ERV/P) - 1

              Where:

              C = Cumulative total return;
              ERV = Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period; and
              P = A hypothetical initial payment of $1,000.

Cumulative total returns for each Subaccount were: /3/:

                                                                                     Since Inception           Portfolio
Name of Subaccount                        1 Year          5 Years         10 Years     of Portfolio          Inception Date
---------------------------------------------------------------------------------------------------------------------------------
Technology Stock                          (46.22)            N/A             N/A         (57.82)            March 1, 2001
Small Cap Growth                          (32.67)            N/A             N/A         (28.38)            November 30, 2001
Opportunity Growth                        (37.05)         (41.45)            N/A         (30.43)            January 18, 1996
Small Cap Stock                           (26.58)            N/A             N/A         (18.70)            March 1, 2001
Small Cap Index                           (21.46)            N/A             N/A         (14.98)            March 1, 2001
Mid Cap Select Growth                     (48.02)            N/A             N/A         (44.45)            November 30, 2001
Mid Cap Growth                            (31.81)            N/A             N/A           1.27             January 30, 1998
Mid Cap Stock                             (22.00)            N/A             N/A         (29.74)            March 1, 2001
Mid Cap Index                             (21.26)            N/A             N/A         (19.09)            March 1, 2001
International                             (25.32)            N/A             N/A         (29.52)            March 2, 1998
World Growth                              (23.83)         (22.89)            N/A         (13.53)            January 18, 1996
All Cap                                   (43.11)            N/A             N/A         (40.86)            November 30, 2001
Growth                                    (35.41)         (10.68)          95.07            N/A /4/         January 9, 1987
Investors Growth                          (32.22)            N/A             N/A         (31.06)            November 30, 2001
Growth Stock                              (29.15)            N/A             N/A         (27.39)            November 30, 2001
Capital Growth                            (28.50)            N/A             N/A         (34.29)            March 1, 2001
Value                                     (28.82)            N/A             N/A         (27.20)            November 30, 2001
Large Company Index                       (28.23)         (13.55)            N/A          61.42             June 14, 1995
Balanced                                  (16.28)           3.71             N/A          57.94             June 14, 1995
High Yield                                (15.72)         (31.46)          16.60            N/A /4/         November 2, 1987
High Yield Bond                            (7.38)            N/A             N/A         (16.28)            March 2, 1998
Income                                     (2.44)          20.91           64.02            N/A /4/         January 9, 1987
Bond Index                                  1.19           31.44             N/A          50.73             June 14, 1995
Limited Maturity Bond                      (2.40)            N/A             N/A          (2.19)            November 30, 2001
Money Market                               (6.36)          11.54           33.07            N/A /4/         January 9, 1987

/3/ Cumulative total returns for the following Subaccounts are not shown because they became effective April 30, 2003:  Small Cap
Value, Real Estate Securities and Mortgage Securities.

/4/ Because the Portfolio has been effective for more than 10 years, performance since inception is not shown.

Performance Comparisons

The performance of each of the Subaccounts may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds or series of mutual funds, with investment objectives similar to each of the portfolios in which the subaccounts invest. Such comparisons may be made by use of independent services that monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis, ranking such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but excluding sales charges, redemption fees or certain expense deductions at the separate account level. Some rankings are based on total returns adjusted for withdrawal or surrender charges or may consider the effects of market risk on total return performance.

Companies providing rankings that may be used in advertisements and sales literature include Lipper Analytical Services, Inc.,
Morningstar, Inc. and the Variable Annuity Research and Data Service.

In addition, each Subaccount's performance may be compared in advertisements and sales literature to various benchmarks including the Standard & Poor's 500 Composite Stock Price Index, Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
EAFE) Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, Merrill Lynch High Yield Master Index, the Wilshire Small Cap Index and
the Lehman Brothers Aggregate Bond Index.

The Portfolios may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made in tax-deferred retirement plans and may illustrate in graph or chart form or otherwise, the benefit of dollar cost averaging by comparing investments made pursuant to a systematic investment plan.

The Portfolios may also, from time to time, illustrate the concepts of asset allocation by use of hypothetical case studies representing various life cycles and/or risk levels of a Contract Owner.

Standard and Poor's Disclaimer

The Contracts are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Contracts or any member of the public regarding the advisability of investing in securities generally or in the Contracts particularly or the ability of the S&P MidCap
400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P's only relationship to Thrivent
Financial is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600
SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the Contracts. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contracts or in the determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the Contracts.

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by AAL, owners of the Contracts, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500(R) or the S&P 600 SmallCap indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                                          INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

The consolidated financial statements of Thrivent Financial at December 31, 2002 and 2001 and for the years then ended, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, whose address is 220 South
Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, as set forth in their report thereon appearing and incorporated by reference elsewhere herein which, as to the year 2001, are based in part on the report of PricewaterhouseCoopers LLP, independent accountants.  The financial statements referred to above are included in reliance upon such reports given on the authority of such firms as experts in accounting and auditing.

The consolidated financial statements of AAL at December 31, 2000 and 1999, and for the years then ended, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing and incorporated by reference elsewhere herein.  The financial statements referred to above are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Variable Annuity Account I at December 31, 2002 and for the period October 31, 2002
(inception) to December 31, 2002, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their  report thereon appearing and incorporated by reference elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The consolidated financial statements of LB at December 31, 2000 and 1999, and for each of the three years in the period ended
December 31, 2000, appearing in this SAI and Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as set forth in their report thereon appearing and incorporated by reference elsewhere herein.  The financial statements referred to above are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                                 COMMENT ON FINANCIAL STATEMENTS OF THRIVENT FINANCIAL, AAL AND LB

On January 1, 2002, LB completed a merger with and into AAL.  The merged organization began operating by its new name, Thrivent
Financial, midyear after the new name was approved by it members and appropriate regulators.  The consolidated financial statements of Thrivent Financial at December 31, 2002 and 2001 and for each of the years then ended, appearing in this SAI and
Registration Statement have been prepared in accordance with accounting principles generally accepted in the United States.  The merger has been accounted for as a pooling of interests transaction, and as such the 2001 financial statements give retroactive effect to the merger.

Also included are the separate company financial statements of AAL as of and for the two years ending December 31, 2000 and LB as of and for the three years ending December 31, 2000.  These separate company financial statements have not been restated to
reflect the merger.   In the opinion of management, there would be no need for a significant adjustment to the separate company financial statements if these separate company financial statements were instead shown as consolidated financial statements for the same periods on a pooling of interests basis.

The financial statements of Thrivent Financial, AAL and LB included in this SAI and Registration Statement should be considered as bearing only upon the ability of Thrivent Financial to meet its obligations under the Contracts. The value of the interests of owners and beneficiaries under the Contracts are affected primarily by the investment results of the Subaccounts of the Variable
Account.

                                              FINANCIAL STATEMENTS OF VARIABLE ACCOUNT

Set forth on the following pages are the audited financial statements of the Variable Account.

Report of Independent Auditors

The Board of Directors and Contractholders
Thrivent Financial for Lutherans

We have audited the accompanying statements of assets and liabilities of the individual subaccounts of Thrivent Variable Annuity
Account I (the Account) (comprising, respectively, the Technology Stock, Small Cap Growth, Opportunity Growth, Small Cap Stock,
Small Cap Index, Mid Cap Select Growth, Mid Cap Growth, Mid Cap Stock, Mid Cap Index, International, World Growth, All Cap,
Aggressive Growth, Growth, Investors Growth, Growth Stock, Capital Growth, Large Company Index, Equity Income, Balanced, High
Yield, High Yield Bond, Income, Bond Index, Limited Maturity Bond, and Money Market Subaccounts) as of December 31, 2002, and the
related statements of operations and changes in net assets for the period October 31, 2002 (inception) to December 31, 2002.
These financial statements are the responsibility of the Account's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agent.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Thrivent Variable Annuity Account I at December 31, 2002, and the results of their operations and change in net assets for the period October 31, 2002 (inception) to December 31, 2002, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young, LLP
-------------------------------------
Ernst & Young, LLP
Minneapolis, Minneapolis
March 28, 2003

                                               THRIVENT VARIABLE ANNUITY ACCOUNT I
                                              Statements of Assets and Liabilities

                                                  Technology             Small Cap           Opportunity          Small Cap
                                                     Stock                 Growth              Growth               Stock
As of December 31, 2002                           Subaccount             Subaccount          Subaccount          Subaccount
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                          $      21,281         $       63,329       $     62,573        $    246,856
                                              --------------------------------------------------------------------------------------
  Total Assets                                         21,281                 63,329             62,573             246,856

  Total Liabilities                                         -                      -                  -                   -
                                              --------------------------------------------------------------------------------------
  Net Assets                                    $      21,281         $       63,329       $     62,573        $    246,856
                                              ======================================================================================

Net Assets Applicable to Annuity
   Contract Holders:
Contracts in accumulation period                $      21,281         $       63,329       $     62,573        $    246,856
                                              --------------------------------------------------------------------------------------
  Net Assets                                    $      21,281         $       63,329       $     62,573        $    246,856
                                              ======================================================================================

Units outstanding:
Options A, B, and C                                       247                  1,059                  4               7,885
Options B and C                                             -                      -                  -                   -
Options A and C                                             -                      -              1,429                 322
Options A and B                                           245                  1,175                558               1,538
Option C                                                    -                     50                102                 650
Option B                                                   36                     28                 51                 681
Option A                                                  796                  2,141              1,477               8,801
Basic Death Benefit                                       794                  1,689              2,692               4,528

Unit value:
Options A, B, and C                                    $10.04                 $10.31              $9.91              $10.11
Options B and C                                        $10.04                 $10.31              $9.91              $10.11
Options A and C                                        $10.04                 $10.31              $9.91              $10.12
Options A and B                                        $10.04                 $10.31              $9.91              $10.11
Option C                                               $10.05                 $10.31              $9.91              $10.12
Option B                                               $10.05                 $10.31              $9.91              $10.12
Option A                                               $10.05                 $10.31              $9.91              $10.12
Basic Death Benefit                                    $10.05                 $10.32              $9.92              $10.12

Portfolios, at cost                             $      22,146         $       64,346       $     65,121        $    253,035
Portfolio shares owned                                  4,639                  8,225              9,005              28,030

                                  The accompanying notes are an integral part of these financial statements

                                                    THRIVENT VARIABLE ANNUITY ACCOUNT I
                                                   Statements of Assets and Liabilities

                                                  Small Cap              Mid Cap              Mid Cap            Mid Cap
                                                    Index             Select Growth           Growth              Stock
As of December 31, 2002                           Subaccount            Subaccount          Subaccount          Subaccount
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                          $     303,845         $       79,016       $    151,189       $     222,930
                                              --------------------------------------------------------------------------------------
  Total Assets                                        303,845                 79,016            151,189             222,930

  Total Liabilities                                         -                      -                  -                   -
                                              --------------------------------------------------------------------------------------
  Net Assets                                    $     303,845         $       79,016       $    151,189       $     222,930
                                              ======================================================================================

Net Assets Applicable to Annuity
  Contract Holders:
Contracts in accumulation period                $   303,845           $       79,016      $     151,189        $    222,930
                                              --------------------------------------------------------------------------------------
  Net Assets                                    $   303,845           $       79,016      $     151,189        $    222,930
                                              ======================================================================================

Units outstanding:
Options A, B, and C                                   1,753                    2,953              1,280               6,709
Options B and C                                           -                        -                  -                   -
Options A and C                                       1,220                      820                 56                   -
Options A and B                                       3,796                      186              1,014               3,584
Option C                                                  -                       51                203                 167
Option B                                                285                       10                293                  40
Option A                                             15,197                    1,442              3,836               6,103
Basic Death Benefit                                   7,719                    2,517              8,495               5,560

Unit value:
Options A, B, and C                                  $10.13                    $9.90              $9.96              $10.06
Options B and C                                      $10.13                    $9.90              $9.96              $10.06
Options A and C                                      $10.14                    $9.90              $9.96              $10.06
Options A and B                                      $10.14                    $9.90              $9.96              $10.06
Option C                                             $10.14                    $9.90              $9.96              $10.06
Option B                                             $10.14                    $9.90              $9.96              $10.06
Option A                                             $10.14                    $9.91              $9.96              $10.06
Basic Death Benefit                                  $10.14                    $9.91              $9.96              $10.06

Portfolios, at cost                             $   309,831           $       81,289      $     154,056        $    226,043
Portfolio shares owned                               26,383                   13,258             15,708              29,326

                                  The accompanying notes are an integral part of these financial statements

                                                  THRIVENT VARIABLE ANNUITY ACCOUNT I
                                            Statements of Assets and Liabilities - continued

                                                    Mid Cap                                   World
                                                     Index             International          Growth              All Cap
As of December 31, 2002                            Subaccount            Subaccount          Subaccount          Subaccount
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                          $   283,440           $     271,638       $     280,778        $    172,749
                                              --------------------------------------------------------------------------------------
  Total Assets                                      283,440                 271,638             280,778             172,749

  Total Liabilities                                       -                       -                   -                   -
                                              --------------------------------------------------------------------------------------
  Net Assets                                    $   283,440           $     271,638       $     280,778        $    172,749
                                              ======================================================================================

Net Assets Applicable to Annuity
  Contract Holders:
Contracts in accumulation period                $   283,440           $     271,638       $    280,778         $    172,749
                                              --------------------------------------------------------------------------------------
  Net Assets                                    $   283,440           $     271,638       $    280,778         $    172,749
                                              ======================================================================================

Units outstanding:
Options A, B, and C                                   2,787                   3,873              1,216                  162
Options B and C                                           -                       -                  -                    -
Options A and C                                         128                     350                 13                1,241
Options A and B                                       6,194                   3,717              3,928                  159
Option C                                                 76                     323                  -                  205
Option B                                                379                     107                 94                  143
Option A                                             14,513                  14,571             13,091                5,807
Basic Death Benefit                                   3,952                   4,553              9,355                9,798

Unit value:
Options A, B, and C                                  $10.11                   $9.87             $10.13                $9.86
Options B and C                                      $10.11                   $9.88             $10.13                $9.86
Options A and C                                      $10.11                   $9.88             $10.14                $9.86
Options A and B                                      $10.11                   $9.88             $10.13                $9.86
Option C                                             $10.11                   $9.88             $10.14                $9.86
Option B                                             $10.11                   $9.88             $10.14                $9.86
Option A                                             $10.11                   $9.88             $10.14                $9.86
Basic Death Benefit                                  $10.12                   $9.88             $10.14                $9.87

Portfolios, at cost                             $   289,771           $     275,531       $    279,368         $    175,862
Portfolio shares owned                               32,782                  37,929             34,109               27,214

                                  The accompanying notes are an integral part of these financial statements

                                                   THRIVENT VARIABLE ANNUITY ACCOUNT I
                                            Statements of Assets and Liabilities - continued

                                                Aggressive                                  Investors             Growth
                                                  Growth                Growth               Growth               Stock
As of December 31, 2002                         Subaccount            Subaccount           Subaccount           Subaccount
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                          $    36,494           $     456,761       $    178,564         $    194,118
                                              --------------------------------------------------------------------------------------
  Total Assets                                       36,494                 456,761            178,564              194,118

  Total Liabilities                                       -                       -                  -                    -
                                              --------------------------------------------------------------------------------------
  Net Assets                                    $    36,494           $     456,761       $    178,564         $    194,118
                                              ======================================================================================

Net Assets Applicable to Annuity
  Contract Holders:
Contracts in accumulation period                $    36,494           $     456,761       $    178,564         $    194,118
                                              --------------------------------------------------------------------------------------
  Net Assets                                    $    36,494           $     456,761       $    178,564         $    194,118
                                              ======================================================================================

Units outstanding:
Options A, B, and C                                      88                     134                  -                  873
Options B and C                                           -                       -                  -                    -
Options A and C                                           -                     173                  -                  832
Options A and B                                         319                   5,384                 60                  722
Option C                                                 97                     388                  -                    -
Option B                                                  -                     291                 49                  605
Option A                                              2,383                  20,518             16,734               11,609
Basic Death Benefit                                     877                  20,141              1,714                5,030

Unit value:
Options A, B, and C                                   $9.69                   $9.71              $9.62                $9.86
Options B and C                                       $6.69                   $9.71              $9.62                $9.86
Options A and C                                       $9.69                   $9.71              $9.62                $9.87
Options A and B                                       $9.69                   $9.71              $9.62                $9.86
Option C                                              $9.69                   $9.71              $9.62                $9.87
Option B                                              $9.69                   $9.71              $9.62                $9.87
Option A                                              $9.70                   $9.71              $9.62                $9.87
Basic Death Benefit                                   $9.70                   $9.71              $9.62                $9.87

Portfolios, at cost                             $    37,762           $     468,072       $    184,148         $    197,541
Portfolio shares owned                                6,644                  43,004             24,116               24,917

                                  The accompanying notes are an integral part of these financial statements

                                                THRIVENT VARIABLE ANNUITY ACCOUNT I
                                          Statements of Assets and Liabilities - continued

                                                   Capital           Large Company           Equity
                                                   Growth                Index               Income              Balanced
As of December 31, 2002                          Subaccount           Subaccount           Subaccount           Subaccount
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                          $   884,340           $     873,378       $    512,465         $    903,072
                                              --------------------------------------------------------------------------------------
  Total Assets                                      884,340                 873,378            512,465              903,072

  Total Liabilities                                       -                       -                  -                    -
                                              --------------------------------------------------------------------------------------
  Net Assets                                    $   884,340           $     873,378       $    512,465         $    903,072
                                              ======================================================================================

Net Assets Applicable to Annuity
  Contract Holders:
Contracts in accumulation period                $   884,340           $     873,378       $    512,465         $    903,072
                                              --------------------------------------------------------------------------------------
  Net Assets                                    $   884,340           $     873,378       $    512,465         $    903,072
                                              ======================================================================================

Units outstanding:
Options A, B, and C                                  13,125                   2,652              2,634                7,719
Options B and C                                           -                       -                  -                    -
Options A and C                                       4,114                   2,175              1,217                1,238
Options A and B                                       7,858                   9,698              6,439                  465
Option C                                                233                     529                  -                  344
Option B                                              1,732                   4,080              1,276                3,480
Option A                                             39,394                  56,979             25,754               59,598
Basic Death Benefit                                  23,226                  11,766             14,229               17,255

Unit value:
Options A, B, and C                                   $9.86                   $9.93              $9.94               $10.02
Options B and C                                       $9.86                   $9.93              $9.94               $10.02
Options A and C                                       $9.86                   $9.94              $9.94               $10.02
Options A and B                                       $9.86                   $9.94              $9.94               $10.02
Option C                                              $9.86                   $9.94              $9.94               $10.02
Option B                                              $9.86                   $9.94              $9.94               $10.02
Option A                                              $9.86                   $9.94              $9.94               $10.02
Basic Death Benefit                                   $9.86                   $9.94              $9.94               $10.03

Portfolios, at cost                             $   908,540           $     896,909       $    527,205         $    933,963
Portfolio shares owned                              124,859                  55,709             72,672               70,818

                                  The accompanying notes are an integral part of these financial statements

                                                   THRIVENT VARIABLE ANNUITY ACCOUNT I
                                            Statements of Assets and Liabilities - continued

                                                                     High Yield                                   Bond
                                                High Yield              Bond                 Income               Index
As of December 31, 2002                         Subaccount           Subaccount            Subaccount          Subaccount
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Series funds, at value                          $   124,208           $     175,476       $    519,055         $  1,037,825
                                              --------------------------------------------------------------------------------------
  Total Assets                                      124,208                 175,476            519,055            1,037,825

  Total Liabilities                                       -                       -                  -                    -
                                              --------------------------------------------------------------------------------------
  Net Assets                                    $   124,208           $     175,476       $    519,055         $  1,037,825
                                              ======================================================================================

Net Assets Applicable to Annuity
  Contract Holders:
Contracts in accumulation period                $   124,208           $     175,476       $    519,055         $  1,037,825
                                              --------------------------------------------------------------------------------------
  Net Assets                                    $   124,208           $     175,476       $    519,055         $  1,037,825
                                              ======================================================================================

Units outstanding:
Options A, B, and C                                     616                     518              3,866               15,477
Options B and C                                           -                       -                  -                    -
Options A and C                                         182                      10                690                   36
Options A and B                                       1,936                   1,635              5,558                9,305
Option C                                                258                       -                103                  880
Option B                                                730                     221                334                1,080
Option A                                              4,249                  13,249             21,694               55,284
Basic Death Benefit                                   3,797                     596             18,360               20,233

Unit value:
Options A, B, and C                                  $10.55                  $10.81             $10.25               $10.14
Options B and C                                      $10.55                  $10.81             $10.25               $10.14
Options A and C                                      $10.55                  $10.81             $10.26               $10.14
Options A and B                                      $10.55                  $10.81             $10.25               $10.14
Option C                                             $10.55                  $10.81             $10.26               $10.15
Option B                                             $10.55                  $10.81             $10.26               $10.14
Option A                                             $10.56                  $10.81             $10.26               $10.15
Basic Death Benefit                                  $10.56                  $10.82             $10.26               $10.15

Portfolios, at cost                             $   125,006           $     175,485       $    516,246        $   1,032,332
Portfolio shares owned                               28,246                  30,194             52,807               97,377

                                  The accompanying notes are an integral part of these financial statements

                                               THRIVENT VARIABLE ANNUITY ACCOUNT I
                                         Statements of Assets and Liabilities - continued

                                                 Limited                Money
                                              Maturity Bond             Market
As of December 31, 2002                         Subaccount            Subaccount
--------------------------------------------------------------------------------------
Assets:
Series funds, at value                          $ 1,859,607           $     585,785
                                          --------------------------------------------
  Total Assets                                    1,859,607                 585,785

  Total Liabilities                                       -                       -
                                          --------------------------------------------
  Net Assets                                    $ 1,859,607           $     585,785
                                          ============================================

Net Assets Applicable to Annuity
  Contract Holders:
Contracts in accumulation period                $ 1,859,607           $     585,785
                                          --------------------------------------------
  Net Assets                                    $ 1,859,607           $     585,785
                                          ============================================

Units outstanding:
Options A, B, and C                                  46,659                  16,574
Options B and C                                           -                       -
Options A and C                                       1,999                     479
Options A and B                                      28,209                       -
Option C                                              1,357                       -
Option B                                                353                      35
Option A                                             64,524                  31,850
Basic Death Benefit                                  41,104                   9,646

Unit value:
Options A, B, and C                                  $10.09                  $10.00
Options B and C                                      $10.09                  $10.00
Options A and C                                      $10.09                  $10.00
Options A and B                                      $10.09                  $10.00
Option C                                             $10.10                  $10.00
Option B                                             $10.09                  $10.00
Option A                                             $10.10                  $10.00
Basic Death Benefit                                  $10.10                  $10.00

Portfolios, at cost                             $ 1,849,741           $     585,785
Portfolio shares owned                              183,090                 585,785

                                  The accompanying notes are an integral part of these financial statements

                                                THRIVENT VARIABLE ANNUITY ACCOUNT I
                                                     Statements of Operations

                                               -------------------------------------------------------------------------------------
                                                     Technology      Small Cap      Opportunity    Small Cap       Small Cap
For the period from inception                          Stock           Growth         Growth         Stock           Index
   (October 31, 2002) to December 31, 2002           Subaccount      Subaccount     Subaccount     Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------------------------------

Dividends                                       $            -    $           -    $         -   $         -      $         21
Mortality and expense risk charges                         (10)             (26)           (36)         (163)             (148)
                                               -------------------------------------------------------------------------------------
Net investment Income/(Loss)                               (10)             (26)          (36)          (163)             (127)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on investments                     (6)             (10)          (16)           (15)                1
Capital gain distributions                                   -                -             -            496             1,272
Change in unrealized appreciation/(depreciation)
  of investments                                          (865)          (1,016)       (2,549)        (6,178)           (5,986)
                                               -------------------------------------------------------------------------------------
Net Gain/(Loss) on Investments                            (871)          (1,026)       (2,565)        (5,697)           (4,713)

                                               -------------------------------------------------------------------------------------
Net Change in Net Assets
  Resulting from Operations                     $         (881)   $      (1,052)   $   (2,602)   $    (5,860)     $     (4,840)
                                               =====================================================================================

                                               -------------------------------------------------------------------------------------
                                                    Mid Cap        Mid Cap        Mid Cap        Mid Cap
For the period from inception                    Select Growth      Growth         Stock          Index           International
  (October 31, 2002) to December 31, 2002         Subaccount      Subaccount     Subaccount     Subaccount         Subaccount
------------------------------------------------------------------------------------------------------------------------------------

Dividends                                       $           -     $           -    $      669    $     1,576      $      3,157
Mortality and expense risk charges                        (52)              (61)         (154)          (160)             (134)
                                               -------------------------------------------------------------------------------------
Net investment Income/(Loss)                              (52)              (61)          515          1,416             3,023

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on investments                    (1)               (4)          (13)           (13)               (1)
Capital gain distributions                                  -                 -             -          1,135                 -
Change in unrealized appreciation/(depreciation)
  of investments                                       (2,274)           (2,868)       (3,114)        (6,331)           (3,893)
                                               -------------------------------------------------------------------------------------
Net Gain/(Loss) on Investments                         (2,275)           (2,872)       (3,127)        (5,209)           (3,894)

                                               -------------------------------------------------------------------------------------
Net Change in Net Assets Resulting
  from Operations                               $      (2,327)    $      (2,933)   $   (2,612)   $    (3,793)     $       (871)
                                               =====================================================================================

                                               -------------------------------------------------------------------------------------
                                                     World                        Aggressive                     Investors
For the period from inception                        Growth         All Cap         Growth         Growth          Growth
   (October 31, 2002) to December 31, 2002         Subaccount      Subaccount     Subaccount     Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------------------------------

Dividends                                       $           -     $           -    $       21    $         -      $        172
Mortality and expense risk charges                       (113)              (86)          (23)          (203)             (103)
                                               -------------------------------------------------------------------------------------
Net investment Income/(Loss)                             (113)              (86)           (2)          (203)               69

Net Realized and Unrealized Gain/(Loss)
  on Investments
Net realized gain/(loss) on investments                   (11)               (1)          (14)            (9)               (8)
Capital gain distributions                                  -                 -             -              -                 -
Change in unrealized appreciation/(depreciation)
  of investments                                        1,409            (3,113)       (1,268)       (11,311)           (5,584)
                                               -------------------------------------------------------------------------------------
Net Gain/(Loss) on Investments                          1,398            (3,114)       (1,282)       (11,320)           (5,592)

                                               -------------------------------------------------------------------------------------
Net Change in Net Assets Resulting
  from Operations                               $       1,285     $      (3,200)   $   (1,284)   $   (11,523)     $     (5,523)
                                               =====================================================================================

                                  The accompanying notes are an integral part of these financial statements

                                                     THRIVENT VARIABLE ANNUITY ACCOUNT I
                                                     Statements of Operations--continued

                                               -------------------------------------------------------------------------------------
                                                     Growth         Capital           Large          Equity
For the period from inception                        Stock          Growth        Company Index      Income
  (October 31, 2002) to December 31, 2002         Subaccount      Subaccount        Subaccount     Subaccount
------------------------------------------------------------------------------------------------------------------------------------

Dividends                                       $         261     $       4,597    $       92    $     5,142
Mortality and expense risk charges                        (83)             (502)         (550)          (275)
                                               -------------------------------------------------------------------------------------
Net investment Income/(Loss)                              178             4,095          (458)         4,867

Net Realized and Unrealized Gain/(Loss)
  on Investments
Net realized gain/(loss) on investments                    (3)             (114)           (5)            (6)
Capital gain distributions                                  -                 -         4,196              -
Change in unrealized appreciation/(depreciation)
  of investments                                       (3,423)          (24,200)      (23,532)       (14,739)
                                               -------------------------------------------------------------------------------------
Net Gain/(Loss) on Investments                         (3,426)          (24,314)      (19,341)       (14,745)
                                               -------------------------------------------------------------------------------------
Net Change in Net Assets Resulting
  from Operations                               $      (3,248)    $     (20,219)   $  (19,799)   $    (9,878)
                                               =====================================================================================

                                               -------------------------------------------------------------------------------------
                                                                                    High Yield
For the period from inception                      Balanced       High Yield           Bond          Income
  (October 31, 2002) to December 31, 2002         Subaccount      Subaccount        Subaccount     Subaccount
------------------------------------------------------------------------------------------------------------------------------------

Dividends                                       $          44     $         426    $    1,397    $       793
Mortality and expense risk charges                       (614)              (45)          (94)          (203)
                                               -------------------------------------------------------------------------------------
Net investment Income/(Loss)                             (570)              381         1,303            590

Net Realized and Unrealized Gain/(Loss)
  on Investments
Net realized gain/(loss) on investments                    13                 -             -              -
Capital gain distributions                             19,902                 -             -              -
Change in unrealized appreciation/(depreciation)
  of investments                                      (30,891)             (799)           (9)         2,809
                                               -------------------------------------------------------------------------------------
Net Gain/(Loss) on Investments                        (10,976)             (799)           (9)         2,809

                                               -------------------------------------------------------------------------------------
Net Change in Net Assets Resulting
  from Operations                               $     (11,546)    $        (417)   $    1,294    $     3,400

                                               --------------------------------------------------
                                                     Bond          Limited            Money
For the period from inception                       Index       Maturity Bond         Market
  (October 31, 2002) to December 31, 2002         Subaccount      Subaccount        Subaccount
-------------------------------------------------------------------------------------------------

Dividends                                       $       4,275     $       2,731    $      315
Mortality and expense risk charges                       (545)           (1,241)         (370)
                                               --------------------------------------------------
Net investment Income/(Loss)                            3,730             1,490           (55)

Net Realized and Unrealized Gain/(Loss)
  on Investments
Net realized gain/(loss) on investments                    22               382             -
Capital gain distributions                                  -                 -             -
Change in unrealized appreciation/
  (depreciation) of investments                         5,492             9,867             -
                                               --------------------------------------------------
Net Gain/(Loss) on Investments                          5,514            10,249             -

                                               --------------------------------------------------
Net Change in Net Assets Resulting
  from Operations                               $       9,244     $      11,739    $      (55)
                                               ==================================================

                                   The accompanying notes are an integral part of these financial statements

                                               THRIVENT VARIABLE ANNUITY ACCOUNT I
                                               Statements of Changes in Net Assets

                                               -------------------------------------------------------------------------------------
                                                     Technology      Small Cap      Opportunity    Small Cap       Small Cap
For the period from inception                          Stock           Growth         Growth         Stock           Index
   (October 31, 2002) to December 31, 2002           Subaccount      Subaccount     Subaccount     Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income/(loss)                     $        (10)    $          (26)   $      (37)   $      (163)     $       (127)
Net realized gain/(loss) from
  investment transactions                                  (6)               (10)          (16)           481             1,273
Change in unrealized appreciation/
  (depreciation) of investments                          (865)            (1,016)       (2,549)        (6,178)           (5,986)
                                               -------------------------------------------------------------------------------------
Net Change in Net Assets Resulting
  from Operations                                        (881)            (1,052)       (2,602)        (5,860)           (4,840)

Unit Transactions
Proceeds from units issued                              5,819              2,302         6,358         42,489            23,172
Net asset value of units redeemed                           -                  -             -           (490)             (304)
Transfers between subaccounts including
  fixed account                                        16,343             62,079        58,816        210,717           285,816
                                               -------------------------------------------------------------------------------------
Net Change in Net Assets from
  Unit Transactions                                    22,162             64,381        65,174        252,716           308,685

                                               -------------------------------------------------------------------------------------
Net Change in Net Assets                               21,281             63,329        62,573        246,856           303,845

Net Assets Beginning of Period                              -                  -             -              -                 -
                                               -------------------------------------------------------------------------------------
Net Assets End of Period                         $     21,281     $       63,329    $   62,573    $   246,856      $    303,845
                                               =====================================================================================

                                               -------------------------------------------------------------------------------------
                                                    Mid Cap         Mid Cap          Mid Cap        Mid Cap
For the period from inception                    Select Growth       Growth           Stock          Index           International
  (October 31, 2002) to December 31, 2002         Subaccount       Subaccount       Subaccount     Subaccount         Subaccount
------------------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income/(loss)                     $        (52)    $          (61)   $      515    $     1,416      $      3,023
Net realized gain/(loss) from
  investment transactions                                  (1)                (4)          (13)         1,122                (1)
Change in unrealized appreciation/
  (depreciation) of investments                         (2,274)           (2,868)       (3,114)        (6,331)           (3,893)
                                               -------------------------------------------------------------------------------------
Net Change in Net Assets Resulting
  from Operations                                       (2,327)           (2,933)       (2,612)        (3,793)             (871)

Unit Transactions
Proceeds from units issued                              26,568             9,350        55,785          8,615            51,753
Net asset value of units redeemed                            -               (98)       (1,491)           (86)              (86)
Transfers between subaccounts
  including fixed account                               54,775           144,870       171,248        278,705           220,841
                                               -------------------------------------------------------------------------------------
Net Change in Net Assets from Unit Transactions         81,343           154,122       225,542        287,233           272,509

                                               -------------------------------------------------------------------------------------
Net Change in Net Assets                                79,016           151,189       222,930        283,440           271,638

Net Assets Beginning of Period                               -                 -             -              -                 -
                                               -------------------------------------------------------------------------------------
Net Assets End of Period                           $    79,016    $      151,189    $  222,930    $   283,440      $    271,638
                                               =====================================================================================

                                              --------------------------------------------------------------------------------------
                                                      World                        Aggressive                     Investors
For the period from inception                        Growth         All Cap         Growth         Growth          Growth
   (October 31, 2002) to December 31, 2002         Subaccount      Subaccount     Subaccount     Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income/(loss)                       $      (113)   $          (86)   $       (2)   $      (203)     $         69
Net realized gain/(loss) from
  investment transactions                                  (11)               (1)          (14)            (9)               (8)
Change in unrealized appreciation/
  (depreciation) of investments                          1,409            (3,113)       (1,268)       (11,311)           (5,584)
                                              --------------------------------------------------------------------------------------
Net Change in Net Assets Resulting
  from Operations                                        1,285            (3,200)       (1,284)       (11,523)           (5,523)

Unit Transactions
Proceeds from units issued                              12,674            25,398         3,214         51,259            12,753
Net asset value of units redeemed                            -                 -             -           (965)             (195)
Transfers between subaccounts
  including fixed account                              266,819           150,551        34,564        417,990           171,529
                                              --------------------------------------------------------------------------------------
Net Change in Net Assets from
  Unit Transactions                                    279,493           175,949        37,778        468,284           184,087

                                              --------------------------------------------------------------------------------------
Net Change in Net Assets                               280,778           172,749        36,494        456,761           178,564

Net Assets Beginning of Period                               -                 -             -              -                 -
                                              --------------------------------------------------------------------------------------
Net Assets End of Period                           $   280,778    $      172,749    $   36,494    $   456,761      $     178,564

                                  The accompanying notes are an integral part of these financial statements

                                                     THRIVENT VARIABLE ANNUITY ACCOUNT I
                                               Statements of Changes in Net Assets--continued

                                              --------------------------------------------------------------------------------------
                                                     Growth         Capital           Large          Equity
For the period from inception                        Stock          Growth        Company Index      Income
  (October 31, 2002) to December 31, 2002         Subaccount      Subaccount        Subaccount     Subaccount
------------------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income/(loss)                    $         178     $       4,095    $     (458)   $     4,867
Net realized gain/(loss) from
  investment transactions                                  (3)             (114)        4,191             (6)
Change in unrealized appreciation/
  (depreciation) of investments                        (3,423)          (24,200)      (23,532)       (14,739)
                                              --------------------------------------------------------------------------------------
Net Change in Net Assets Resulting
  from Operations                                      (3,248)          (20,219)      (19,799)        (9,878)

Unit Transactions
Proceeds from units issued                             21,821           147,915        18,422         85,357
Net asset value of units redeemed                           -              (978)         (555)          (297)
Transfers between subaccounts including
  fixed account                                       175,545           757,622       875,309        437,283
                                              --------------------------------------------------------------------------------------
Net Change in Net Assets from
  Unit Transactions                                   197,366           904,559       893,177        522,343
                                              --------------------------------------------------------------------------------------
Net Change in Net Assets                              194,118           884,340       873,378        512,465

Net Assets Beginning of Period                              -                 -             -              -
                                              --------------------------------------------------------------------------------------
Net Assets End of Period                        $     194,118      $    884,340    $  873,378    $   512,465
                                              ======================================================================================

                                               -------------------------------------------------------------------------------------
                                                                                    High Yield
For the period from inception                      Balanced       High Yield           Bond          Income
  (October 31, 2002) to December 31, 2002         Subaccount      Subaccount        Subaccount     Subaccount
------------------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income/(loss)                    $        (570)    $         381    $    1,303    $       590
Net realized gain/(loss) from
  investment transactions                              19,915                (0)            -              0
Change in unrealized appreciation/
  (depreciation) of investments                       (30,891)             (798)           (9)         2,810
                                               -------------------------------------------------------------------------------------
Net Change in Net Assets Resulting
  from Operations                                     (11,546)             (417)        1,294          3,400

Unit Transactions
Proceeds from units issued                            171,567             5,677        26,391         37,633
Net asset value of units redeemed                           -                 -           (85)             -
Transfers between subaccounts including
  fixed account                                       743,051           118,948       147,876        478,022
                                               -------------------------------------------------------------------------------------
Net Change in Net Assets from
  Unit Transactions                                   914,618           124,625       174,182        515,655

                                               -------------------------------------------------------------------------------------
Net Change in Net Assets                              903,072           124,208       175,476        519,055

Net Assets Beginning of Period                              -                 -             -              -
                                               -------------------------------------------------------------------------------------
Net Assets End of Period                        $     903,072     $     124,208    $  175,476    $   519,055

                                              ---------------------------------------------------
                                                     Bond         Limited             Money
For the period from inception                       Index       Maturity Bond         Market
  (October 31, 2002) to December 31, 2002         Subaccount      Subaccount        Subaccount
-------------------------------------------------------------------------------------------------

Operations
Net investment income/(loss)                    $       3,730     $       1,490    $      (55)
Net realized gain/(loss) from
  investment transactions                                  22               382
Change in unrealized appreciation/
  (depreciation) of investments                         5,492             9,867
                                              ---------------------------------------------------
Net Change in Net Assets Resulting
  from Operations                                       9,244            11,739           (55)

Unit Transactions
Proceeds from units issued                            188,648            96,852         8,288
Net asset value of units redeemed                      (5,922)           (2,029)      (20,000)
Transfers between subaccounts
  including fixed account                             845,855         1,753,045       597,551
                                              ---------------------------------------------------
Net Change in Net Assets from
  Unit Transactions                                 1,028,581         1,847,868       585,839

                                              ---------------------------------------------------
Net Change in Net Assets                            1,037,825         1,859,607       585,785

Net Assets Beginning of Period                              -                 -             -
                                              ---------------------------------------------------
Net Assets End of Period                        $   1,037,825     $   1,859,607    $  585,785
                                              ===================================================

                                  The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT I
Notes to Financial Statements
December 31, 2002

(1) ORGANIZATION

The Thrivent Variable Annuity Account I (the Variable Account),is registered as a unit investment trust under the Investment
Company Act of 1940, and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial), formerly Aid Association for Lutherans (AAL). The Variable Account, which commenced operations on October 31, 2002, contains twenty-six subaccounts each of which invests in a corresponding portfolio of either the AAL Variable Product Series Fund, Inc. or the LB Series Fund, Inc. (each a
Fund and collectively the funds), as follows:

Subaccount                                    Series
Technology Stock                              AAL Variable Product Series Fund, Inc. - Technology Stock Portfolio
Small Cap Growth                              LB Series Fund, Inc. - Small Cap Growth Portfolio
Opportunity Growth                            LB Series Fund, Inc. - Opportunity Growth Portfolio
Small Cap Stock                               AAL Variable Product Series Fund, Inc. - Small Cap Stock Portfolio
Small Cap Index                               AAL Variable Product Series Fund, Inc. - Small Cap Index Portfolio
Mid Cap Select Growth                         LB Series Fund, Inc. - Mid Cap Select Growth Portfolio
Mid Cap Growth                                LB Series Fund, Inc. - Mid Cap Growth Portfolio
Mid Cap Stock                                 AAL Variable Product Series Fund, Inc. - Mid Cap Stock Portfolio
Mid Cap Index                                 AAL Variable Product Series Fund, Inc. - Mid Cap Index Portfolio
International                                 AAL Variable Product Series Fund, Inc. - International Portfolio
World Growth                                  LB Series Fund, Inc. - World Growth Portfolio
All Cap                                       LB Series Fund, Inc. - All Cap Portfolio
Aggressive Growth                             AAL Variable Product Series Fund, Inc. - Aggressive Growth Portfolio
Growth                                        LB Series Fund, Inc. - Growth Portfolio
Investors Growth                              LB Series Fund, Inc. - Investors Growth Portfolio
Growth Stock                                  LB Series Fund, Inc. - Growth Stock Portfolio
Capital Growth                                AAL Variable Product Series Fund, Inc. - Capital Growth Portfolio
Large Company Index                           AAL Variable Product Series Fund, Inc. - Large Company Index Portfolio
Equity Income                                 AAL Variable Product Series Fund, Inc. - Equity Income Portfolio
Balanced                                      AAL Variable Product Series Fund, Inc. - Balanced Portfolio
High Yield                                    LB Series Fund, Inc. - High Yield Portfolio
High Yield Bond                               AAL Variable Product Series Fund, Inc. - High Yield Bond Portfolio
Income                                        LB Series Fund, Inc. - Income Portfolio
Bond Index                                    AAL Variable Product Series Fund, Inc. - Bond Index Portfolio
Limited Maturity Bond                         LB Series Fund, Inc. - Limited Maturity Bond Portfolio
Money Market                                  AAL Variable Product Series Fund, Inc. - Money Market Portfolio

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment company.

The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by Thrivent Financial.  Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent.  The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by Thrivent Financial.

A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity contracts.
Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law.  Accordingly,  the fixed account assets are not included in the Variable Account financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES

Investments

The investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the
 Fund. The cost of shares sold and redeemed is determined on the average cost method.  Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

Federal Income Taxes

Thrivent qualifies as a tax-exempt organization under the Internal Revenue Code.  Accordingly, no provision for income taxes has been charged against the Variable Account.  Thrivent Financial reserves the right to charge for taxes in the future.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

(3) EXPENSE CHARGES

Proceeds received by the Variable Account for units issued represent gross contract premiums received by Thrivent Financial.  No charge for sales distribution expense is deducted from premiums received.

A surrender charge is deducted by Thrivent Financial if a contract is surrendered in whole or in part during the first six years the contract is in force.  The surrender charge is 6% during the first contract year, and decreases by 1% each subsequent contract year.  For purposes of the surrender charge calculation, up to 10% of a contract's accumulated value may be excluded from the calculation each year.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent Financial for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.10% - 1.55% of the average daily net assets of the Variable Account depending on the death benefit option of the contract.

Additionally, during the year ended December 31, 2002, management fees were paid indirectly to Thrivent Financial in its capacity as adviser to the Fund.  The Fund's advisory agreement provides for fees as a percent of the average net assets for each subaccount, as follows:

                                               % of Average                                               % of Average
Subaccount                                      Net Assets                     Subaccount                  Net Assets
------------------------------------------------------------                   -----------------------------------------
Technology Stock                                   0.75%                       Growth                         0.40%
Small Cap Growth                                   1.00%                       Investors Growth               0.80%
Opportunity Growth                                 0.40%                       Growth Stock                   0.80%
Small Cap Stock                                    0.70%                       Capital Growth                 0.65%
Small Cap Index                                    0.34%                       Large Company Index            0.32%
Mid Cap Select Growth                              0.90%                       Equity Income                  0.45%
Mid Cap Growth                                     0.40%                       Balanced                       0.32%
Mid Cap Stock                                      0.70%                       High Yield                     0.40%
Mid Cap Index                                      0.35%                       High Yield Bond                0.40%
International                                      0.80%                       Income                         0.40%
World Growth                                       0.85%                       Bond Index                     0.35%
All Cap                                            0.95%                       Limited Maturity Bond          0.40%
Aggressive Growth                                  0.80%                       Money Market                   0.35%

(4) UNIT ACTIVITY

Transactions in units (including transfers among subaccounts) were as follows:

                                          ------------------------------------------------------------------------------------------
                                            Technology     Small Cap     Opportunity     Small Cap      Small Cap        Mid Cap
                                               Stock        Growth         Growth          Stock          Index       Select Growth
                                          ------------------------------------------------------------------------------------------
Units outstanding at beginning of
  period                                           -            -              -               -              -              -
  Units issued                                   2,286         6,425          6,886           27,527         35,605          9,968
  Units redeemed                                  (168)         (284)          (574)          (3,123)        (5,635)        (1,989)
                                          ------------------------------------------------------------------------------------------
Units outstanding at December 31, 2002           2,118         6,141          6,312           24,404         29,970          7,979
                                          ==========================================================================================

                                          ------------------------------------------------------------------------------------------
                                             Mid Cap       Mid Cap        Mid Cap                           World         All
                                             Growth         Stock          Index       International        Growth        Cap
                                          ------------------------------------------------------------------------------------------
Units outstanding at beginning of
  period                                       -              -              -               -                -            -
  Units issued                                  15,805        26,919         30,218            33,519        29,679         17,924
  Units redeemed                                  (628)       (4,756)        (2,189)           (6,025)       (1,982)          (410)
                                         -------------------------------------------------------------------------------------------
Units outstanding at December 31, 2002          15,177        22,163         28,029            27,494        27,697         17,514
                                         ===========================================================================================

                                         -------------------------------------------------------------------------------------------
                                             Aggressive                   Investors        Growth       Capital      Large Company
                                               Growth         Growth       Growth          Stock         Growth          Index
                                         -------------------------------------------------------------------------------------------
Units outstanding at beginning of
  period                                         -              -             -              -              -              -

  Units issued                                   4,044        52,194         19,092            20,527        98,030         93,350
  Units redeemed                                  (280)       (5,165)          (535)             (856)       (8,349)        (5,472)
                                         -------------------------------------------------------------------------------------------
Units outstanding at December 31, 2002           3,764        47,029         18,557            19,671        89,681         87,878
                                         ===========================================================================================

                                         -------------------------------------------------------------------------------------------
                                             Equity                          High         High Yield                     Bond
                                             Income        Balanced          Yield           Bond          Income        Index
                                         -------------------------------------------------------------------------------------------

Units outstanding at beginning of
  period                                        -              -               -              -               -            -
  Units issued                                    57,180       105,634         12,484            19,346        52,457       120,779
  Units redeemed                                  (5,632)      (15,536)          (717)           (3,117)       (1,851)      (18,486)
                                         -------------------------------------------------------------------------------------------
Units outstanding at December 31, 2002            51,548        90,098         11,767            16,229        50,606       102,293
                                         ===========================================================================================

                                         -------------------------------
                                             Limited          Money
                                             Maturity         Market
                                         -------------------------------

Units outstanding at beginning of
  period                                        -               -
  Units issued                                   203,569        79,098
  Units redeemed                                 (19,364)      (20,514)
                                         -------------------------------
Units outstanding at December 31, 2002           184,205        58,584
                                         ===============================

(5) PURCHASES AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2002 were as follows:

Subaccount                                        Purchases             Sales
----------
Technology Stock                                 $   22,282           $     131
Small Cap Growth                                     64,684                 329
Opportunity Growth                                   65,462                 325
Small Cap Stock                                     253,508                 955
Small Cap Index                                     308,629                  71
Mid Cap Select Growth                                81,330                  39
Mid Cap Growth                                      154,704                 643
Mid Cap Stock                                       227,923               1,867
Mid Cap Index                                       289,261                 612
International                                       275,575                  43
World Growth                                        279,868                 488
All Cap                                             176,185                 322
Aggressive Growth                                    38,113                 359
Growth                                              468,705                 624
Investors Growth                                    184,680                 523
Growth Stock                                        197,887                 343
Capital Growth                                      915,119               6,465
Large Company Index                                 893,742               1,024
Equity Income                                       527,512                 302
Balanced                                            914,916                 868
High Yield                                          125,028                  21
High Yield Bond                                     175,510                  25
Income                                              516,296                  51
Bond Index                                        1,037,760               5,449
Limited Maturity                                  1,949,056              99,697
Money Market                                        782,543             196,759

(6) UNIT VALUES

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for the period ended December 31, 2002, follows:

Subaccount                                     2002                  Subaccount                                     2002
----------------------------------------------------------------     ---------------------------------------------------------------
Technology Stock                                                     Mid Cap Index
Units                                                     2,118      Units                                                  28,029
Unit value                                        $10.04-$10.05      Unit value                                      $10.11-$10.12
Net assets                                              $21,281      Net assets                                           $283,440
Ratio of expenses to net assets (a,b)                1.10%-1.55%     Ratio of expenses to net assets (a,b)              1.10%-1.55%
Investment income ratio (c)                                0.00%     Investment income ratio (c)                              1.99%
Total Return (c)                                     0.43%-0.50%     Total Return (c)                                   1.08%-1.15%

Small Cap Growth                                                     International
Units                                                      6,141     Units                                                  27,495
Unit value                                         $10.31-$10.32     Unit value                                              $9.88
Net assets                                               $63,329     Net assets                                           $271,638
Ratio of expenses to net assets (a,b)                 1.10%-1.55%    Ratio of expenses to net assets (a,b)              1.10%-1.55%
Investment income ratio (c)                                 0.00%    Investment income ratio (c)                              4.69%
Total Return (c)                                      3.08%-3.16%    Total Return (c)                               (1.25)%-(1.18)%

Opportunity Growth                                                   World Growth
Units                                                      6,312     Units                                                 27,697
Unit value                                           $9.91-$9.92     Unit value                                     $10.13-$10.14
Net assets                                               $62,573     Net assets                                          $280,778
Ratio of expenses to net assets (a,b)                 1.10%-1.55%    Ratio of expenses to net assets (a,b)             1.10%-1.55%
Investment income ratio (c)                                 0.00%    Investment income ratio (c)                             0.00%
Total Return (c)                                  (0.92)%-(0.84)%    Total Return (c)                                  1.32%-1.40%

Small Cap Stock                                                      All Cap
Units                                                     24,404     Units                                                 17,514
Unit value                                         $10.11-$10.12     Unit value                                       $9.86-$9.87
Net assets                                              $246,856     Net assets                                          $172,749
Ratio of expenses to net assets (a,b)                 1.10%-1.55%    Ratio of expenses to net assets (a,b)             1.10%-1.55%
Investment income ratio (c)                                 0.00%    Investment income ratio (c)                             0.00%
Total Return (c)                                      1.11%-1.19%    Total Return (c)                              (1.43)%-(1.35)%

Small Cap Index                                                      Aggressive Growth
Units                                                     29,970     Units                                                  3,764
Unit value                                         $10.13-$10.14     Unit value                                       $9.69-$9.70
Net assets                                              $303,845     Net assets                                           $36,494
Ratio of expenses to net assets (a,b)                 1.10%-1.55%    Ratio of expenses to net assets (a,b)             1.10%-1.55%
Investment income ratio (c)                                 0.03%    Investment income ratio (c)                             0.18%
Total Return (c)                                      1.33%-1.41%    Total Return (c)                              (3.11)%-(3.04)%

Mid Cap Select Growth                                                Growth
Units                                                      7,979     Units                                                 47,029
Unit value                                           $9.90-$9.91     Unit value                                             $9.71
Net assets                                               $79,016     Net assets                                          $456,761
Ratio of expenses to net assets (a,b)                 1.10%-1.55%    Ratio of expenses to net assets (a,b)             1.10%-1.55%
Investment income ratio (c)                                 0.00%    Investment income ratio (c)                             0.00%
Total Return (c)                                  (1.01)%-(0.94)%    Total Return (c)                              (2.94)%-(2.86)%

Mid Cap Growth                                                       Investors Growth
Units                                                     15,177     Units                                                 18,557
Unit value                                                 $9.96     Unit value                                             $9.62
Net assets                                              $151,189     Net assets                                          $178,564
Ratio of expenses to net assets (a,b)                 1.10%-1.55%    Ratio of expenses to net assets (a,b)             1.10%-1.55%
Investment income ratio (c)                                 0.00%    Investment income ratio (c)                             0.31%
Total Return (c)                                  (0.44)%-(0.37)%    Total Return (c)                              (3.83)%-(3.76)%

Mid Cap Stock                                                        Growth Stock
Units                                                     22,163     Units                                                 19,671
Unit value                                                $10.06     Unit value                                       $9.86-$9.87
Net assets                                              $222,930     Net assets                                          $194,118
Ratio of expenses to net assets (a,b)                 1.10%-1.55%    Ratio of expenses to net assets (a,b)             1.10%-1.55%
Investment income ratio (c)                                 0.92%    Investment income ratio (c)                             0.59%
Total Return (c)                                      0.55%-0.62%    Total Return (c)                              (1.37)%-(1.30)%

Capital Growth                                                       High Yield Bond
Units                                                     89,681     Units                                                 16,229
Unit value                                                 $9.86     Unit value                                     $10.81-$10.82
Net assets                                              $884,340     Net assets                                          $175,476
Ratio of expenses to net assets (a,b)                 1.10%-1.55%    Ratio of expenses to net assets (a,b)             1.10%-1.55%
Investment income ratio (c)                                 1.81%    Investment income ratio (c)                             2.89%
Total Return (c)                                  (1.44)%-(1.37)%    Total Return (c)                                  8.07%-8.15%

Large Company Index                                                  Income
Units                                                    87,878      Units                                                 50,606
Unit value                                          $9.93-$9.94      Unit value                                     $10.25-$10.26
Net assets                                             $873,378      Net assets                                          $519,055
Ratio of expenses to net assets (a,b)                1.10%-1.55%     Ratio of expenses to net assets (a,b)             1.10%-1.55%
Investment income ratio (c)                                0.03%     Investment income ratio (c)                             0.71%
Total Return (c)                                 (0.67)%-(0.59)%     Total Return (c)                                  2.51%-2.59%

Equity Income                                                        Bond Index
Units                                                    51,548      Units                                                102,293
Unit value                                                $9.94      Unit value                                     $10.14-$10.15
Net assets                                             $512,465      Net assets                                        $1,037,825
Ratio of expenses to net assets )(a,b)               1.10%-1.55%     Ratio of expenses to net assets (a,b)             1.10%-1.55%
Investment income ratio (c)                                3.59%     Investment income ratio (c)                             1.56%
Total Return (c)                                 (0.64)%-(0.56)%     Total Return (c)                                  1.41%-1.48%

Balanced                                                             Limited Maturity Bond
Units                                                   90,098       Units                                                184,205
Unit value                                       $10.02-$10.03       Unit value                                     $10.09-$10.10
Net assets                                            $903,072       Net assets                                        $1,859,607
Ratio of expenses to net assets (a,b)               1.10%-1.55%      Ratio of expenses to net assets (a,b)             1.10%-1.55%
Investment income ratio (c)                               0.01%      Investment income ratio (c)                             0.47%
Total Return (c)                                    0.18%-0.25%      Total Return (c)                                  0.91%-0.99%

High Yield                                                           Money Market
Units                                                   11,767       Units                                                 58,584
Unit value                                       $10.55-$10.56       Unit value                                            $10.00
Net assets                                            $124,208       Net assets                                          $585,785
Ratio of expenses to net assets (a,b)               1.10%-1.55%      Ratio of expenses to net assets (a,b)             1.10%-1.55%
Investment income ratio (c)                               1.70%      Investment income ratio (c)                             0.18%
Total Return (c)                                    5.50%-5.58%      Total Return (c)                                (0.05)%-0.02%

(a) Annualized

(b) For the period ending December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contract holder accounts through the redemption of units.

(c) For the period from inception (October 31, 2002) to December 31, 2002.

                                       FINANCIAL STATEMENTS OF THRIVENT FINANCIAL, AAL AND LB

Set forth on the following pages are the audited financial statements of Thrivent Financial, AAL and LB.

                                                   Thrivent Financial for Lutherans

                                                  Consolidated Financial Statements

                                                Years Ended December 31, 2002 and 2001

ERNST & YOUNG (logo)                                                               Ernst & Young, LLP
                                                                                   220 South Sixth Street, Ste. 1400
                                                                                   Minneapolis, MN  55402-4509
                                                                                   Phone:  (612) 343-1000
                                                                                   www.ey.com

                                                   Report of Independent Auditors

The Board of Directors
Thrivent Financial for Lutherans

We have audited the accompanying consolidated balance sheets of Thrivent Financial for Lutherans (Thrivent Financial) (formed as a result of the merger of Lutheran Brotherhood (LB) with and into Aid Association for Lutherans (AAL)) as of December 31, 2002 and
2001, and the related consolidated statements of operations, changes in members' equity and cash flows for the years then ended.
These financial statements are the responsibility of Thrivent Financial's management.  Our responsibility is to express an opinion on these financial statements based on our audits.  We did not audit the 2001 financial statements of LB which statements reflect total assets constituting 49% for 2001 of the related consolidated financial statement totals, which reflect total revenues constituting 44% of the related consolidated financial statement totals for the year then ended, and which reflect net income
(loss) constituting approximately (3)% of the related consolidated financial statement totals for the year then ended.  Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to data included for LB, is based solely on the report of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits and the report of the other auditors provide a reasonable basis for our opinion.

In our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Thrivent Financial at December 31, 2002 and 2001, and the
consolidated results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States.

January 29, 2003

/s/ Ernst & Young, LLP
-----------------------------------
Ernst & Young, LLP

                                                   Thrivent Financial for Lutherans

                                                      Consolidated Balance Sheets

                                                                                                 December 31
                                                                                          2002                 2001
                                                                                   -------------------- --------------------
                                                                                                (in Millions)

Assets
  Investments:
      Securities available for sale, at fair value
          Fixed maturities                                                                   $  26,793            $  21,101
          Equity securities                                                                      1,379                1,584
      Fixed maturities held to maturity, at amortized cost                                                            1,757
                                                                                                     -
      Mortgage loans                                                                             5,812                5,698
      Real estate                                                                                  119                  121
      Contract loans                                                                             1,272                1,276
      Short-term investments                                                                       667                  325
      Other investments                                                                            326                  414
                                                                                   -------------------- --------------------
      Total investments                                                                         36,368               32,276

  Cash and cash equivalents                                                                      1,753                1,303
  Accrued investment income                                                                        363                  346
  Deferred acquisition costs                                                                     1,723                1,934
  Other assets                                                                                     331                  261
  Separate account assets                                                                        7,354                9,777
                                                                                   -------------------- --------------------
Total Assets                                                                                 $  47,892            $  45,897
                                                                                   ==================== ====================

Liabilities and Members' Equity
  Contract liabilities and accruals:
      Future contract benefits                                                               $  10,836            $  10,047
      Unpaid claims and claim expenses                                                             186                  167
                                                                                   -------------------- --------------------
      Total contract liabilities and accruals                                                   11,022               10,214

  Contractholder funds                                                                          21,090               19,339
  Amounts due to brokers                                                                         2,169                  662
  Other liabilities                                                                                639                  609
  Liabilities related to separate accounts                                                       7,317                9,726
                                                                                   -------------------- --------------------
Total Liabilities                                                                               42,237               40,550

Members' Equity
  Retained earnings                                                                              4,850                5,142
  Accumulated other comprehensive income                                                           805                  205
                                                                                   -------------------- --------------------
Total Members' Equity                                                                            5,655                5,347
                                                                                   -------------------- --------------------
Total Liabilities and Members' Equity                                                        $  47,892            $  45,897
                                                                                   ==================== ====================

See accompanying notes.

                                                   Thrivent Financial for Lutherans

                                                Consolidated Statements of Operations

                                                                                            Years ended December 31
                                                                                          2002                  2001
                                                                                   --------------------  --------------------
                                                                                                 (in Millions)
Revenue
      Insurance premiums                                                                     $   1,311             $   1,266
      Contract charges                                                                             529                   544
      Net investment income                                                                      2,180                 2,171
      Net realized investment gains (losses)                                                     (324)                    16
      Mutual fund and other revenue                                                                175                   188
                                                                                   --------------------  --------------------
Total revenue                                                                                    3,871                 4,185

Benefits and expenses
      Contract claims and other benefits                                                           929                   858
      Increase in contract reserves                                                                780                   773
      Interest credited                                                                          1,094                 1,128
      Surplus refunds                                                                              323                   344
                                                                                   --------------------  --------------------
      Total benefits                                                                             3,126                 3,103

      Underwriting, acquisition and insurance expenses                                             648                   578
      Amortization of deferred acquisition costs                                                   194                   168
      Fraternal benefits and expenses                                                              195                   201
                                                                                   --------------------  --------------------
      Total expenses                                                                             1,037                   947
                                                                                   --------------------  --------------------
Total benefits and expenses                                                                      4,163                 4,050
                                                                                   --------------------  --------------------

Net income (loss)                                                                            $   (292)              $    135
                                                                                   ====================  ====================

See accompanying notes.

                                                   Thrivent Financial for Lutherans

                                        Consolidated Statements of Changes in Members' Equity

                                                                                     Accumulated
                                                                                        other                    Total
                                                             Retained               comprehensive              members'
                                                             earnings                  income                   equity
                                                       ---------------------  --------------------------  --------------------

                                                                                   (in millions)

Balance at January 1, 2001                                        $   5,007                   $      69             $   5,076

Comprehensive income
  Net income                                                            135                           -                   135
  Change in unrealized gains/losses
    on securities available for sale                                      -                         136                   136
                                                                                                          --------------------
Total comprehensive income                                                                                                271
                                                       ---------------------  --------------------------  --------------------
Balance at December 31, 2001                                          5,142                         205                 5,347

Comprehensive income
  Net loss                                                            (292)                           -                 (292)
  Change in unrealized gains/losses
    on securities available for sale                                      -                         615                   615
  Minimum pension liability adjustment                                    -                                              (15)
                                                                                                   (15)
                                                                                                          --------------------
Total comprehensive income                                                                                                308
                                                       ---------------------  --------------------------  --------------------
Balance at December 31, 2002                                      $   4,850                  $      805             $   5,655
                                                       =====================  ==========================  ====================

See accompanying notes.

                                                   Thrivent Financial for Lutherans

                                                Consolidated Statements of Cash Flows

                                                                                           Years Ended December 31
                                                                                          2002                 2001
                                                                                   -------------------- --------------------
                                                                                   -----------------------------------------
                                                                                                (in Millions)

Operating Activities:
      Net Income (loss)                                                                      $   (292)             $    135
      Adjustments to reconcile net income to net cash
        provided by operating activities:
          Increase in contract liabilities and accruals                                            809                  717
          Increase in contractholder funds                                                         443                  965
          Increase in deferred acquisition costs                                                  (25)                 (64)
          Realized losses (gains) on investments                                                   324                 (16)
          Provisions for amortization                                                               47                   39
          Changes in other assets and liabilities                                                 (13)                   69
                                                                                   -------------------- --------------------
      Net cash provided by operating activities                                                  1,293                1,845

Investing Activities:
      Securities available for sale:
          Purchases - fixed maturities                                                        (27,300)             (21,159)
          Sales, maturities and calls - fixed maturities                                        25,039               20,139
          Purchases - equities                                                                 (1,130)              (1,274)
          Sales - equities                                                                         957                1,029
      Securities held to maturity:
          Purchases - fixed maturities                                                                                (185)
                                                                                                     -
          Maturities and calls - fixed maturities                                                                       382
                                                                                                     -
      Mortgage loans funded                                                                      (724)                (926)
      Mortgage loans repaid                                                                        620                  564
      Contract loans, net                                                                                              (27)
                                                                                                     4
      Other                                                                                        381                (105)
                                                                                   -------------------- --------------------
      Net cash used in investing activities                                                    (2,153)              (1,562)

Financing Activities:
      Universal life and investment contract receipts                                            2,196                1,437
      Universal life and investment contract withdrawals                                         (886)              (1,366)
                                                                                   -------------------- --------------------
      Net cash provided by financing activities                                                  1,310                   71
                                                                                   -------------------- --------------------
Net increase in cash and cash equivalents                                                          450                  354
Cash and cash equivalents, beginning of year                                                     1,303                  949
                                                                                   -------------------- --------------------
Cash and cash equivalents, end of year                                                       $   1,753            $   1,303
                                                                                   ==================== ====================

See accompanying notes.

                                                   Thrivent Financial for Lutherans

                                              Notes to Consolidated Financial Statements

                                                          December 31, 2002

Note 1.  Nature of Operations and Significant Accounting Policies

Nature of Operations
On January 1, 2002, Lutheran Brotherhood (LB) completed a merger with and into Aid Association for Lutherans (AAL).  The merged organization began operating by its new name, Thrivent Financial for Lutherans (Thrivent Financial), midyear after the new name was approved by its members and appropriate regulators.  Until that time, the legal name of the organization was AAL, although it did business by the trade name Aid Association for Lutherans/Lutheran Brotherhood (AAL/LB).  Thrivent Financial, a fraternal benefit society, provides its members with life insurance and retirement products (both fixed and variable), disability income and long-term care insurance nationwide as well as Medicare supplement insurance in most states.  Thrivent Financial members are served by financial associates across the country and are offered ancillary financial services through various Thrivent Financial subsidiaries and affiliates.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP").  The merger has been accounted for as a pooling of interests transaction, and as such the 2001 financial statements give retroactive effect to the merger of LB with and into AAL and include AAL's and LB's financial information as if LB had always been part of AAL.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Principles of Consolidation
The consolidated financial statements include the accounts of Thrivent Financial and its wholly-owned subsidiary, Thrivent Financial
Holdings, Inc., which is the parent company of a stock life insurance company, a broker-dealer and registered investment advisor, a bank, a real estate development company, and a property and casualty insurance agency.  All significant intercompany transactions have been eliminated.

The significant accounting practices used in preparation of the consolidated financial statements are summarized as follows:

Investments
Fixed maturity securities that Thrivent Financial has both the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost.  All other fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value.  Unrealized gains and losses on securities classified as available-for-sale are carried, net of deferred acquisition costs, as a component of accumulated other comprehensive income.  When there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings as a realized investment loss.

On January 1, 2001, Thrivent Financial adopted Financial Accounting Standards Board Statement No. 133, "Accounting for Derivative
Instruments and Hedging Activities".  Statement No. 133 requires Thrivent Financial to recognize all derivative instruments on the balance sheet at fair value.  Because of Thrivent Financial's minimal involvement with derivative instruments, Statement No. 133 did not have a material effect on the net income or retained earnings of Thrivent Financial.  However, as allowed by Statement No. 133, as of January 1, 2001, Thrivent Financial transferred $871 million of its 'held to maturity' securities to the available for sale category.  In conjunction with the business combination, Thrivent Financial transferred its remaining held to maturity securities with book value of $1.8 billion to the available for sale category on January 1, 2002. The effect of these transfers on accumulated other comprehensive income is described in Note 2.

The cost of fixed maturity investments is adjusted for amortization of premiums and accretion of discounts calculated using the effective interest method.  Such amortization or accretion is included in net investment income.

Realized investment gains and losses on the sale of investments are recognized in the Consolidated Statements of Operations using the specific identification method.

Mortgage loans generally are stated at their unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances.  Interest income is accrued on the unpaid principal balance.  Discounts and premiums are amortized to income using the effective interest method.

Investment real estate is valued at original cost plus capital expenditures less accumulated depreciation.  Depreciation is computed using the straight-line method over the estimated useful life of the property.  Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell.

Contract loans are generally valued at the aggregate unpaid balances.  Other investments, consisting primarily of real estate joint ventures, are valued on the equity basis.

Securities loaned under Thrivent Financial's securities lending agreement are stated in the  Consolidated Balance Sheets at amortized cost or fair market value, consistent with Thrivent Financial's classifications of such securities as held to maturity or available for sale.  Thrivent Financial measures the fair value of securities loaned against the collateral received on a daily basis.  Additional collateral is obtained as necessary to ensure such transactions are adequately collateralized.

Cash and Cash Equivalents
Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs
Costs which vary with and are primarily attributable to the production of new and renewal business have been deferred to the extent such costs are deemed recoverable from future profits.  Such costs include commissions, selling, selection and contract issue expenses.  For interest sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts.  Amortization of acquisition costs for other contracts is charged to expense in proportion to premium revenue recognized.

Contract Liabilities and Accruals
Reserves for future contract benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values.  Reserves for future contract benefits for non-participating life insurance are also net level reserves, computed using realistic assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Reserves for health contracts are generally computed using current pricing assumptions.  For Medicare supplement, disability income and long term care contracts, reserves are computed on a net level basis using realistic assumptions, with provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, relating primarily to health contracts.
These reserves are based on past experience and applicable morbidity tables.  Reserves are continuously reviewed and updated, with any resulting adjustments reflected in current operations.

Contractholder Funds
Reserves for future contract benefits for universal life insurance and deferred annuities consist of contract account balances before applicable surrender charges.

Separate Accounts
Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk.  Fees charged on separate account contractholder deposits are included in contract charges.  Separate account assets, which are stated at fair value based on quoted market prices, and separate account liabilities are shown separately in the Consolidated Balance Sheets.  Operating results of the separate accounts are not included in the Consolidated Statements of Operations.

Insurance Premiums and Charges
For life and some annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period.  Expenses include interest credited to contract account balances and benefits incurred in excess of contract
account balances.  Certain profits on limited payment contracts are deferred and recognized over the contract term.

For health contracts, gross premiums are prorated over the contract term of the contracts with the unearned premium included in the contract reserves.

Surplus Refunds
Surplus refunds are recognized over the contract year and are reflected in the Consolidated Statements of Operations.  The majority of life insurance contracts, except for universal life and term contracts, begin to receive surplus refunds at the end of the second contract year.  Surplus refunds are not currently being paid on most interest-sensitive and health insurance contracts.  Surplus refund
scales are approved annually by Thrivent Financial's Board of Directors.

Fraternal Benefits
Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits, and expenses related to Thrivent Financial's fraternal character.  This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, as well as various programs and church grants.  Expenses, such as those necessary to maintain the branch system, are also included.

Mutual Fund and Other Revenue
Mutual fund and other revenue consist primarily of concessions and investment advisory fees.

Income Taxes
Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code.  Accordingly, no provision for income taxes has been made.  Thrivent Financial's subsidiary, Thrivent Financial Holdings, Inc. and its subsidiaries file a consolidated federal income tax return.  Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year.  Deferred income tax assets and liabilities are recognized based on the temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

The provision for income taxes recorded in the Consolidated Statements of Operations consisted of federal and state income tax expense (benefit) of ($8) million and $3 million for the years ended December 31, 2002 and 2001, respectively.  At December 31, 2002 and 2001, Thrivent Financial Holdings, Inc. had recorded a net deferred federal income tax liability of $37 million and $41 million, respectively.  The deferred tax liability arises from the temporary differences related primarily to reserves held for future benefits, unrealized investment gains on securities available for sale and deferred acquisitions costs as computed for financial statement and tax return purposes.

Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.

                                                   Thrivent Financial for Lutherans

                                        Notes to Consolidated Financial Statements (Continued)

Note 2.  Investments

Thrivent Financial's investments in available for sale securities and held to maturity securities are summarized as follows:

                                                                       Gross              Gross          Estimated
                                                  Amortized          Unrealized         Unrealized          Fair
                                                    Cost               Gains             Losses            Value
                                              ------------------ ------------------- ---------------- -----------------
                                                                           (In Millions)
Available for sale securities at
  December 31, 2002:
    Fixed maturity securities:
     Loan-backed obligations of U.S.
       Government corporations
       and agencies                                     $ 5,680              $  145           $    -           $ 5,825
     U.S. Treasury securities and non-
       loan-backed obligations of U.S.
       Government corporations and
       agencies                                             948                  59                              1,007
                                                                                                   -
     Corporate and other bonds                           14,635               1,093            (188)            15,540
     Mortgage & asset-backed securities                   4,220                 215                              4,421
                                                                                                (14)
                                              ------------------ ------------------- ---------------- -----------------
     Total fixed maturity securities                     25,483               1,512            (202)            26,793
    Equity securities                                     1,567                  68            (256)             1,379
                                              ------------------ ------------------- ---------------- -----------------
Total                                                  $ 27,050             $ 1,580         $  (458)          $ 28,172
                                              ================== =================== ================ =================

                                                                            Gross                Gross            Estimated
                                                     Amortized            Unrealized           Unrealized           Fair
                                                       Cost                 Gains               Losses              Value
                                                 ------------------  --------------------  ------------------ ------------------
                                                                                 (In Millions)
Available for sale securities at
  December 31, 2001:
    Fixed maturity securities:
      Loan-backed obligations of U.S.
        Government corporations
        and agencies                                     $   5,334               $    57           $    (19)          $   5,372
      U.S. Treasury securities and non-
        loan-backed obligations of U.S.
        Government corporations and
        agencies                                                                      28
                                                               670                                       (2)                696
      Corporate and other bonds                             11,888                   318                                 12,002
                                                                                                       (204)
      Mortgage & asset-backed securities                                              84
                                                             2,965                                      (18)              3,031
                                                 ------------------  --------------------  ------------------ ------------------
      Total fixed maturity securities                       20,857                   487                                 21,101
                                                                                                       (243)
    Equity securities                                                                242
                                                             1,554                                     (212)              1,584
                                                 ------------------  --------------------  ------------------ ------------------
Total                                                    $  22,411              $    729            $  (455)          $  22,685
                                                 ==================  ====================  ================== ==================

Held to maturity securities at
  December 31, 2001:
    Fixed maturity securities:
      U.S. Treasury securities and
        non-loan-backed obligations
        of U.S. Government
        corporations and agencies                          $    16               $     1             $     -            $    17
      Corporate bonds                                                                 52
                                                             1,741                                       (8)              1,785
                                                 ------------------  --------------------  ------------------ ------------------
Total                                                    $   1,757               $    53            $    (8)          $   1,802
                                                 ==================  ====================  ================== ==================

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2002, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                  Available for Sale
                                                                                           ----------------------------------
                                                                                             Amortized            Fair
                                                                                                Cost             Value
                                                                                           ---------------  -----------------
                                                                                                   (in millions)

Due in one year or less                                                                            $  700             $  705
Due after one year through five years                                                               6,494              6,844
Due after five years through ten years                                                              5,921              6,322
Due after ten years                                                                                 2,468              2,676
                                                                                           ---------------  -----------------
Total fixed maturity securities
  excluding mortgage and
  asset-backed bonds                                                                               15,583             16,547
Loan-backed obligations of U.S.
  Government corporations and
  agencies                                                                                          5,680              5,825
Mortgage and asset-backed securities                                                                4,220              4,421
                                                                                           ---------------  -----------------
Total fixed maturity securities                                                                   $25,483           $ 26,793
                                                                                           ===============  =================

Major categories of Thrivent Financial's investment income are summarized as follows :

                                                                                                 Years Ended December 31
                                                                                                2002               2001
                                                                                           ---------------  -------------------
                                                                                                      (in Millions)

Fixed maturity securities                                                                         $ 1,503              $ 1,487
Equity securities                                                                                      29                   29
Mortgage loans                                                                                        445                  446
Investment real estate                                                                                 32                   32
Contract loans                                                                                         87                   86
Other invested assets                                                                                 111                  114
                                                                                           ---------------  -------------------
Gross investment income                                                                             2,207                2,194
Investment expenses                                                                                    27                   23
                                                                                           ---------------  -------------------
Net investment income                                                                             $ 2,180              $ 2,171
                                                                                           ===============  ===================

Thrivent Financial's realized gains and losses on investments are summarized as follows:

                                                                                              Years Ended December 31
                                                                                               2002              2001
                                                                                         -----------------  ----------------
                                                                                                   (in Millions)
Securities available for sale:
      Fixed maturity securities:
         Gross realized gains                                                                      $  207            $  210
         Gross realized losses                                                                      (379)             (221)
      Equity securities:
         Gross realized gains                                                                          99               134
         Gross realized losses                                                                      (255)             (134)
Other investments, net                                                                                  4
                                                                                                                         27
                                                                                         -----------------  ----------------
Net realized investment gains (losses)                                                           $  (324)            $   16
                                                                                         =================  ================

During 2002, Thrivent Financial recorded realized investment losses for declines in value that were deemed other than temporary on fixed maturity and equity securities totaling $132 million and $84 million, respectively.

Proceeds from sales of investments in bonds (net of maturities, prepayments and calls) were $21.8 billion and $18.0 billion in 2002 and 2001, respectively.  Gross gains of $204 million and $203 million and gross losses of $254 million and $208 million were realized on those sales in 2002 and 2001, respectively.

Net unrealized gains/losses on securities available for sale credited directly to members' equity as accumulated other comprehensive income were as follows:
                                                                                                     December 31
                                                                                               2002              2001
                                                                                         -----------------  ----------------
                                                                                                   (in Millions)

Fair value adjustment to available for sale securities                                            $ 1,122            $  271
Deferred acquisition costs                                                                          (302)
                                                                                                                       (66)
                                                                                         -----------------  ----------------
Net unrealized gains on available for sale securities                                              $  820            $  205
                                                                                         =================  ================

The change in accumulated other comprehensive income due to unrealized gains/losses on securities available for sale is as follows:

                                                                                                Years Ended December 31
                                                                                               2002                2001
                                                                                         -----------------  -------------------
                                                                                                     (in Millions)

Fixed maturity securities available for sale                                                      $ 1,024               $  396
Effect of transfer of held to maturity securities to
      available for sale (Note 1)                                                                      45                   18
Equity securities available for sale                                                                (218)                (203)
Change in deferred acquisition costs                                                                (236)                 (75)
                                                                                         -----------------  -------------------
                                                                                                   $  615               $  136
                                                                                         =================  ===================

The net change in unrealized gains/losses on securities available for sale is reported net of the reclassification adjustment as follows:

                                                                                               Years Ended December 31
                                                                                               2002              2001
                                                                                         -----------------  ----------------
                                                                                                   (in Millions)
Unrealized gains/losses on securities
  available for sale                                                                               $  943            $  147
    Less:  reclassification adjustment for realized
      losses included in net income                                                                   328
                                                                                                                         11
                                                                                         -----------------  ----------------
Change in unrealized gains/losses on
  securities available for sale                                                                    $  615            $  136
                                                                                         =================  ================

Thrivent Financial invests in mortgage loans, principally involving commercial real estate.  Such investments consist of first mortgage liens on completed income producing properties. Thrivent Financial manages its investments in mortgage loans to limit credit risk by diversifying among various geographic regions and property types.  The unpaid principal balances of mortgage loans were as follows:

                                                                                                      December 31
                                                                                                 2002             2001
                                                                                            ---------------- ----------------
                                                                                                     (in Millions)
Mortgage loans:
      Residential and commercial                                                                    $ 5,179          $ 5,097
      Loans to Lutheran Churches                                                                        705              683
                                                                                            ---------------- ----------------

        Total mortgage loans                                                                        $ 5,884          $ 5,780
                                                                                            ================ ================

The following table presents changes in the allowance for credit losses:

                                                                                               Years Ended December 31
                                                                                                2002              2001
                                                                                         ------------------- ----------------
                                                                                                    (in Millions)

Balance at beginning of year                                                                        $    82            $  89
Provisions for credit losses (credit)                                                                  (10)              (7)
                                                                                         ------------------- ----------------
Balance at end of year                                                                              $    72            $  82
                                                                                         =================== ================

Thrivent Financial's investment in mortgage loans includes $60 million and $96 million of loans that are considered to be impaired at December 31, 2002 and 2001, respectively, for which the related allowance for credit losses are $10 million and $15 million at
December 31, 2002 and 2001, respectively.  The average recorded investment in impaired loans during the years ended December 31,
2002 and 2001, was $80 million and $103 million, respectively.  Thrivent Financial recorded interest income, using the cash method, on impaired loans of $4 million and $7 million for 2002 and 2001, respectively.

Note 3.  Deferred Acquisition Costs

The changes in deferred acquisition costs are as follows:

                                                                                               Years Ended December 31
                                                                                               2002               2001
                                                                                         -----------------  -----------------
                                                                                                    (in Millions)

Balance at beginning of year                                                                      $ 1,934            $ 1,945
Capitalization of acquisition costs                                                                   219                232
Acquisition costs amortized                                                                         (194)              (168)
Change due to unrealized investment gains (losses)                                                  (236)               (75)
                                                                                         -----------------  -----------------

Balance at end of year                                                                            $ 1,723            $ 1,934
                                                                                         =================  =================

Note 4.  Retirement and Savings Plans and Postretirement Benefits Other Than Pensions

Thrivent Financial offers noncontributory defined retirement plans to substantially all home office and field employees.
Additionally, Thrivent Financial provides postretirement benefits in the form of health and life insurance for substantially all retired home office and field personnel.

The following tables set forth the amounts recognized in the consolidated financial statements and the plans' funding status:

                                                           Retirement Plans                     Other Benefits
                                                                               December 31
                                                       2002                2001              2002              2001
                                                 ------------------  ----------------- -----------------  ---------------
                                                                              (In Millions)
Projected benefit obligation for
  services rendered to date                                $   524             $  478            $   75            $  73
Plan assets at fair value                                      402                453
                                                                                                      -                -
                                                 ------------------  ----------------- -----------------  ---------------
Funded status of the plan                                $   (122)           $   (25)          $   (75)          $  (73)
                                                 ==================  ================= =================  ===============

Accumulated benefit obligation                             $   444             $  390            $   75            $  73
                                                 ==================  ================= =================  ===============

Accrued liability included in
  consolidated balance sheets                               $   42             $   17            $   71            $  65
                                                 ==================  ================= =================  ===============

At December 31, 2002, the accumulated benefit obligation of one of Thrivent Financial's retirement plans exceeds the fair value of plan assets.  As a result, Thrivent Financial has accrued a minimum pension liability of $15 million with a corresponding reduction in accumulated other comprehensive income.

The following summarizes certain assumptions and activity included in the preceding schedules:

                                                            Retirement Plans                            Other Benefits
                                                                               Year Ended December 31
                                                       2002                  2001                  2002                  2001
                                                 ------------------    ------------------    ------------------     ---------------

Discount rate                                          7.0%                7.0-7.5%                7.0%                  7.5%
Expected return on plan assets                         9.0%                8.5-9.0%                  -                     -
Rate of compensation increase                          5.0%                  5.0%                    -                     -
Health care trend rate                                   -                     -                     -                   6.0%
Initial health care trend rate                           -                     -                   10.0%                   -
Ultimate health care trend rate -
  reached in 2008                                        -                     -                   5.0%                    -

                                                  Retirement Plans                                Other Benefits
                                                                     Years ended December 31
                                            2002                    2001                    2002                  2001
                                     --------------------    --------------------    --------------------   ------------------
                                                                          (In Millions)

Benefit cost                                     $    10                 $     6                 $    10               $    9
Employer contributions                                 -                       3                       4                    2
Employee contributions                                 5                       3                       2                    1
Benefits paid                                         21                      19                       5                    3

During 2002, certain eligible employees were given a one-time choice between two different retirement programs.  Employees could either remain in the current traditional retirement program or elect to move to a new program.  The current traditional plan focuses on retirement income, whereas the new plan focuses on capital accumulation and portability.  All new hires will be covered under the new plan.  In addition, three defined benefit retirement plans were merged into one retirement plan, and three 401(K) savings plans were merged into one 401(K) savings plan on December 31, 2002.

At December 31, 2002 and 2001, $148 million and $151 million, respectively of the retirement plans assets were held on deposit with
Thrivent Financial and invested in corporate bonds, mortgage loans and equity securities through a deposit administration fund, which is part of the general assets of Thrivent Financial.  The related retirement liabilities of $167 million and $156 million at
December 31, 2002 and 2001, respectively, are included in future contract benefits and other liabilities in the Consolidated Balance
Sheets.

Thrivent Financial also has noncontributory defined contribution retirement plans (as defined under Internal Revenue Code section
401(k)) which cover substantially all home office and field employees and a noncontributory non-qualified deferred compensation plan which covers certain of its general agents.

At December 31, 2002 and 2001, approximately $157 million and $152 million, respectively, of the defined contribution retirement plans' assets were held by Thrivent Financial and the remaining plan assets were held in separate trusts.  An accrued liability of
$157 million and $152 million was included in future contract benefits at December 31, 2002 and 2001, respectively, for the portion of plan assets held by Thrivent Financial. Expenses related to the defined contribution retirement plans for the year ended December
31, 2002 and 2001 were $17 million and $18 million, respectively.  Accumulated vested deferred compensation benefits at December 31,
2002 and 2001 totaled $75 million and $71 million, respectively, and are included in other liabilities.

Note 5.  Synopsis of Statutory Financial Results

The accompanying financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by regulatory authorities.  Effective January 1, 2001, the National Association of Insurance Commissioner's (NAIC) adopted a revised Accounting Practices and Procedures Manual which was adopted by the primary states regulating Thrivent Financial.  The synopsis of statutory financial results is included to satisfy certain state reporting requirements for fraternal benefit societies.

The more significant differences in the GAAP-basis financial statements from the statutory-basis financial statements are as follows:  (a) investments in bonds are reported at amortized cost or at fair value with unrealized holding gains and losses reported as a separate component of members' equity, depending on their designation at purchase as held to maturity or available for sale, respectively, rather than being valued based on the bond's NAIC rating; (b) certain acquisition costs of new business are deferred and amortized rather than being charged to operations as incurred; (c) the liabilities for future contract benefits and expenses are based on reasonably conservative estimates of expected mortality, interest, withdrawals and future maintenance and settlement expenses rather than using statutory rates for mortality and interest; (d) certain assets, principally costs in excess of net assets acquired, furniture, equipment and agents' debit balances are reported as assets rather than being charged to members' equity and excluded from the balance sheets; (e) the interest maintenance reserve and asset valuation reserve are reported as part of members'
equity rather than as a liability; (f) revenues for universal life and investment-type contracts include mortality, expense and surrender charges levied against the contractholders' accounts rather than including as revenues the premiums received on these contracts; (g) expenses include interest added to the contractholders' accounts rather than reserve changes related to the
investment portion of these contracts;               (h) subsidiaries are consolidated rather than being recorded on an equity basis; and (i) benefit reserves are net level or account value rather than modified reserve bases, such as the Commissioner's
Reserve Valuation Method.

Summarized statutory-basis financial information for Thrivent Financial is as follows:

                                                                                                 December 31
                                                                                          2002                 2001
                                                                                   -------------------- --------------------
                                                                                                (in Millions)

Assets                                                                                       $  41,205            $  39,256
                                                                                   ==================== ====================

Liabilities                                                                                  $  38,561            $  36,262
Unassigned funds                                                                                 2,644                2,994
                                                                                   -------------------- --------------------
Total liabilities and unassigned funds                                                       $  41,205            $  39,256
                                                                                   ==================== ====================

                                                                                            Year ended December 31
                                                                                          2002                 2001
                                                                                   -------------------- --------------------
                                                                                                (in Millions)

Gain from operations before net realized capital losses                                         $    1              $    39
Net realized capital losses                                                                      (333)                 (54)
                                                                                   -------------------- --------------------
      Net loss from operations                                                                   (332)                 (15)

Total other changes                                                                               (18)                 (25)
                                                                                   -------------------- --------------------

Net change in unassigned surplus                                                             $   (350)             $   (40)
                                                                                   ==================== ====================

Thrivent Financial is in compliance with the statutory surplus requirements of all states.

Note 6.  Fair Value of Financial Instruments

The following methods and assumptions were used in estimating fair value disclosures for financial instruments:

Cash and Cash Equivalents
The carrying amounts reported in the accompanying Consolidated Balance Sheets for these instruments approximate their fair values.

Short-term Investments
The carrying amounts reported in the accompanying Consolidated Balance Sheets for these instruments approximate their fair values.

Investment Securities
Fair values for fixed maturity securities are based on quoted market prices where available, or are estimated using values obtained from independent pricing services.  All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue.  The fair values for investments in equity securities are based on quoted market prices.

Mortgage Loans
The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Contract Loans
The carrying amounts reported in the accompanying Consolidated Balance Sheets for these loans are considered to be reasonable estimates of their fair value.

Separate Accounts
The fair values for separate account assets are based on quoted market prices.  Estimated fair values of the separate account liabilities are equal to their carrying amounts.

Financial Liabilities
The fair values for Thrivent Financial's liabilities under investment-type contracts, such as deferred annuities, variable annuities, and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal.  These amounts are included in contractholder funds in the accompanying Consolidated Balance Sheets.

The carrying value and estimated fair value of Thrivent Financial's financial instruments are as follows:

                                                              2002                                  2001
                                                  ------------------------------------  ------------------------------------
                                                      Carrying          Estimated           Carrying          Estimated
                                                       Value            Fair Value           Value            Fair Value
                                                  -----------------  -----------------  -----------------  -----------------
                                                                                (in Millions)
Financial Assets:
      Fixed maturities                                    $ 26,793           $ 26,793           $ 22,858           $ 22,903
      Equity securities                                      1,379              1,379              1,584              1,584
      Mortgage loans                                         5,812              6,507              5,698              5,968
      Short-term investments                                   667                667                325                325
      Cash and cash equivalents                              1,753              1,753              1,303              1,303
      Contract loans                                         1,272              1,272              1,276              1,276
      Separate account assets                                7,354              7,354              9,777              9,777

Financial Liabilities:
      Deferred annuities                                    11,340             11,254             10,175             10,119
      Separate account liabilities                           7,317              7,317              9,726              9,726
      Other                                                  1,441              1,437              1,408              1,404

Note 7.  Commitments and Contingent Liabilities

Thrivent Financial is involved in various lawsuits and contingencies that have arisen from the normal conduct of business. Also,
Thrivent Financial has been named in civil litigation proceedings alleging inappropriate life insurance sales practices by Thrivent
Financial, which appear to be similar to claims asserted in class actions brought against many other life insurers.  These matters are sometimes referred to as market conduct lawsuits.  Thrivent Financial believes it has substantial defenses to these actions and intends to assert them in the courts where the actions were filed.  While the ultimate resolution of such litigation cannot be predicted with certainty at this time, in the opinion of management such matters will not have a material adverse effect on the financial position or results of operations of Thrivent Financial.

Contingent liabilities arising from litigation, tax, commitments to provide capital to subsidiaries and other matters are not considered material in relation to the financial position of Thrivent Financial.  Thrivent Financial has not made any provision in the consolidated financial statements for liabilities, if any, that might ultimately result from these contingencies.

Under terms of a guarantee of a letter of credit, Thrivent Financial is obligated to advance a maximum of $45 million if an
Appleton, Wisconsin based civic organization is unable to make timely payments on its debt.  Thrivent Financial's guarantee is secured by the civic organization's assets that include all funds held by the organization to support the debt and the organization's building.  Thrivent Financial would acquire these assets in the event of default.

Thrivent Financial has commitments to extend credit for mortgage loans and other lines of credit of $169 million and $228 million at
December 31, 2002 and 2001, respectively.  Commitments to purchase other invested assets were $310 million and $132 million at
December 31, 2002 and 2001, respectively.

Note 8.  Business Combination

On January 1, 2002 LB merged with and into AAL in a pooling-of-interests transaction and accordingly all 2001 financial information has been restated to include the historical information of both companies.

Separate company financial information reported on a condensed basis for 2001 was as follows:

                                                                       December 31, 2001
                                                                         (in millions)
Total assets at year end
      AAL                                                                   $ 23,478
      LB                                                                      22,419
                                                                       -------------------
                                                                       -------------------
         Total                                                              $ 45,897
                                                                       ===================

                                                                           Year Ended
                                                                       December 31, 2001
                                                                         (in millions)
Net income
      AAL                                                                     $ 139
      LB                                                                         (4)
                                                                       -------------------
                                                                       -------------------
         Total                                                                $ 135
                                                                       ===================

Integration costs incurred during 2002 associated with the merger include $47 million related to severance and other employee-related charges and $48 million of other charges.  Of these amounts, $18 million was accrued at December 31, 2002.

                                                   Aid Association for Lutherans

                                                 Consolidated Financial Statements

                                               Years ended December 31, 2000 and 1999

                                                   Report of Independent Auditors

The Board of Directors
Aid Association for Lutherans

We have audited the accompanying consolidated balance sheets of Aid Association for Lutherans (AAL) as of December 31, 2000 and
1999, and the related consolidated statements of income, changes in certificateholders' surplus and cash flows for the years then ended.  These financial statements are the responsibility of AAL's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of AAL at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States.

January 24, 2001
except for Note 8, for which the date is
January 1, 2002

/s/ Ernst & Young, LLP
--------------------------------------------
Ernst & Young, LLP
Milwaukee, WI

                                                   Aid Association for Lutherans

                                                    Consolidated Balance Sheets

                                                                                                     December 31
                                                                                             2000                   1999
                                                                                      --------------------  ---------------------
                                                                                                    (In Millions)

Assets
  Investments:
       Securities available for sale, at fair value
            Fixed maturities                                                                     $ 11,281               $  9,952
            Equity securities                                                                         825                    849
       Fixed maturities held to maturity, at amortized cost                                         2,810                  3,261
       Mortgage loans                                                                               3,092                  3,151
       Real estate                                                                                     45                     62
       Certificate loans                                                                              501                    494
       Other invested assets                                                                           67                     10
                                                                                      --------------------  ---------------------
       Total investments                                                                           18,621                 17,779

  Cash and cash equivalents                                                                           200                    243
  Premiums and fees receivable                                                                         47                     22
  Accrued investment income                                                                           222                    212
  Deferred acquisition costs                                                                          764                    807
  Property and equipment                                                                               88                     89
  Assets held in separate accounts                                                                  2,164                  2,002
  Other assets                                                                                          6                      4
                                                                                      --------------------  ---------------------
Total Assets                                                                                     $ 22,112               $ 21,158
                                                                                      ====================  =====================

Liabilities and Certificateholders' Surplus
  Certificate liabilities and accruals:
       Future certificate benefits                                                               $  3,155               $  2,970
       Unpaid claims and claim expenses                                                               119                     84
                                                                                      --------------------  ---------------------
       Total certificate liabilities and accruals                                                   3,274                  3,054

  Certificateholder funds                                                                          13,874                 13,582
  Liabilities related to separate accounts                                                          2,164                  2,002
  Other liabilities                                                                                   176                    166
                                                                                      --------------------  ---------------------
Total Liabilities                                                                                  19,488                 18,804

Certificateholders' Surplus
  Accumulated surplus                                                                               2,591                  2,363
  Accumulated other comprehensive income (deficit)                                                     33                    (9)
                                                                                      --------------------  ---------------------
Total Certificateholders' Surplus                                                                   2,624                  2,354
                                                                                      --------------------  ---------------------
Total Liabilities and Certificateholders' Surplus                                                $ 22,112               $ 21,158
                                                                                      ====================  =====================

See accompanying notes.

                                                   Aid Association for Lutherans

                                                 Consolidated Statements of Income

                                                                                                Years Ended December 31
                                                                                              2000                   1999
                                                                                      ---------------------  ---------------------
                                                                                                     (In Millions)

Revenue
       Insurance premiums                                                                          $   470                $   419
       Insurance charges                                                                               318                    307
       Net investment income                                                                         1,330                  1,266
       Net realized investment gains                                                                    94                    103
       Other revenue                                                                                   110                     96
                                                                                      ---------------------  ---------------------
Total revenue                                                                                        2,322                  2,191

Benefits and expenses
       Certificate claims and other benefits                                                           431                    383
       Increase in certificate reserves                                                                197                    184
       Interest credited                                                                               840                    809
       Surplus refunds                                                                                 120                    115
                                                                                      ---------------------  ---------------------
       Total benefits                                                                                1,588                  1,491

       Underwriting, acquisition and insurance expenses                                                378                    355
       Fraternal benefits and expenses                                                                 128                    119
                                                                                      ---------------------  ---------------------
       Total expenses                                                                                  506                    474
                                                                                      ---------------------  ---------------------
Total benefits and expenses                                                                          2,094                  1,965
                                                                                      ---------------------  ---------------------
Net income                                                                                         $   228                $   226
                                                                                      =====================  =====================

See accompanying notes.

                                                   Aid Association for Lutherans

                                 Consolidated Statements of Changes in Certificateholders' Surplus

                                                                                     Accumulated
                                                                                        other                     Total
                                                             Accumulated             comprehensive         certificateholders'
                                                               surplus              income (deficit)             surplus
                                                        ----------------------  --------------------------------------------------

                                                                                      (In Millions)

Balance at January 1, 1999                                          $   2,137                 $    411                  $   2,548

Comprehensive loss
  Net income                                                              226                        -                        226
  Change in unrealized gains/losses
    on securities available for sale  *                                     -                    (420)                      (420)
                                                                                                         -------------------------
Total comprehensive loss                                                                                                    (194)
                                                        ----------------------  -----------------------  -------------------------

Balance at December 31, 1999                                            2,363                      (9)                      2,354

Comprehensive income
  Net income                                                              228                        -                        228
  Change in unrealized gains/losses
    on securities available for sale  *                                     -                       42                         42
                                                                                                         -------------------------
Total comprehensive income                                                                                                    270
                                                        ----------------------  -----------------------  -------------------------
Balance at December 31, 2000                                        $   2,591                  $    33                  $   2,624
                                                        ======================  =======================  =========================

*  Net change in unrealized gains/losses on securities available for sale is reported net of reclassification adjustment calculated as follows:

                                                                                         2000                      1999
                                                                                -----------------------  -------------------------
Unrealized gains/losses on securities
  available for sale                                                                          $    214                 $    (237)
    Less:  reclassification adjustment for realized
      gains included in net income                                                                 172                        183
                                                                                -----------------------  -------------------------
Change in unrealized gains/losses on
  securities available for sale                                                                $    42                 $    (420)
                                                                                =======================  =========================

See accompanying notes.

                                                   Aid Association for Lutherans

                                               Consolidated Statements of Cash Flows

                                                                                               Years Ended December 31
                                                                                             2000                   1999
                                                                                      --------------------  ---------------------
                                                                                                    (In Millions)

Operating Activities:
       Net Income                                                                                 $   228                $   226
       Adjustments to reconcile net income to net cash
         provided by operating activities:
            Increase in certificate liabilities and accruals                                          220                    156
            Increase in certificateholder funds                                                       506                    488
            Increase in deferred acquisition costs                                                   (17)                   (24)
            Realized gains on investments                                                            (94)                  (103)
            Provisions for amortization and depreciation                                               18                     19
            Changes in other assets and liabilities                                                   (1)                      9
                                                                                      --------------------  ---------------------
       Net cash provided by operating activities                                                      860                    771

Investing Activities:
       Securities available for sale:
            Purchases - fixed maturities                                                          (3,518)                (3,839)
            Sales - fixed maturities                                                                1,625                  1,449
            Maturities and calls- fixed maturities                                                    790                    972
            Purchases - equities                                                                    (768)                  (580)
            Sales - equities                                                                          732                    636
       Securities held to maturity:
            Purchases                                                                               (156)                   (82)
            Maturities and calls                                                                      616                    730
       Mortgage loans funded                                                                        (184)                  (249)
       Mortgage loans repaid                                                                          266                    266
       Certificate loans, net                                                                         (7)                      6
       Other                                                                                         (85)                   (51)
                                                                                      --------------------  ---------------------
       Net cash used in investing activities                                                        (689)                  (742)

Financing Activities:
       Universal life and investment contract receipts                                              1,045                  1,028
       Universal life and investment contract withdrawals                                         (1,259)                (1,046)
                                                                                      --------------------  ---------------------
       Net cash used in financing activities                                                        (214)                   (18)
                                                                                      --------------------  ---------------------
Net increase (decrease) in cash and cash equivalents                                                 (43)                     11
Cash and cash equivalents, beginning of year                                                          243                    232
                                                                                      --------------------  ---------------------
Cash and cash equivalents, end of year                                                            $   200                $   243
                                                                                      ====================  =====================

See accompanying notes.

                                                   Aid Association for Lutherans

                                             Notes to Consolidated Financial Statements

                                                         December 31, 2000

Note 1.  Nature of Operations and Significant Accounting Policies

Nature of Operations
Aid Association for Lutherans (AAL) is the nation's largest fraternal benefit society in terms of assets and individual life insurance in force.  It provides its 1.8 million members with life insurance and retirement products (both fixed and variable), disability income and long-term care insurance nationwide as well as Medicare supplement insurance in most states.  AAL members are served by approximately 1,800 district representatives across the country and are offered ancillary services through various
AAL subsidiaries and affiliates.  Mutual funds are offered to members by AAL Capital Management Corporation (CMC), and personal asset management, administrative and other trust services are offered to the general public by AAL Trust Company, FSB (AALTC).
CMC and AALTC are wholly-owned by AAL Holdings Inc., AAL's wholly-owned subsidiary.  Credit union services are available to members from the AAL Member Credit Union, an affiliate of AAL.

Basis of Presentation
The accompanying consolidated financial statements of AAL and its wholly-owned subsidiary have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP").

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Principles of Consolidation
The consolidated financial statements include the accounts of AAL, its wholly-owned subsidiary, AAL Holdings Inc., and its wholly-owned subsidiaries, including CMC, AALTC and North Meadows Investment Ltd.  All significant intercompany transactions have been eliminated.

The significant accounting practices used in preparation of the financial statements are summarized as follows:

Investments
Investments in fixed maturities are classified as available for sale or held to maturity according to the holder's intent.
Securities classified in the available for sale category are carried at fair value and consist of those securities which AAL intends to hold for an indefinite period of time but not necessarily to maturity.  Securities in the held to maturity category are carried at amortized cost and consist of those which AAL has both the ability and the positive intent to hold to maturity.

Changes in fair values of available for sale securities, after adjustment of deferred acquisition costs (DAC), are reported as unrealized gains or losses directly in certificateholders' surplus as comprehensive income and, accordingly, have no effect on net income.  The DAC offsets to the unrealized gains or losses represent valuation adjustments of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized.

The cost of fixed maturity investments classified as available for sale and as held to maturity is adjusted for amortization of premiums and accretion of discounts calculated using the effective interest method.  That amortization or accretion is included in net investment income.

Mortgage loans generally are stated at their outstanding unpaid principal balances.  Interest income is accrued on the unpaid principal balance.  Discounts and premiums are amortized to income using the effective interest method.

Investment real estate is valued at original cost plus capital expenditures less accumulated depreciation.  Depreciation is computed using the straight-line method over the estimated useful life of the property.  Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell.

Certificate loans are generally valued at the aggregate unpaid balances.  Other investments, consisting of limited partnerships, are valued on the equity basis.

All investments are carried net of allowances for declines in value that are other than temporary; the changes in those reserves are reported as realized gains or losses on investments.

Realized gains and losses on the sale of investments and declines in value considered to be other than temporary are recognized in the Consolidated Statements of Income on the specific identification basis.

Securities loaned under AAL's securities lending agreement are stated in the Consolidated Balance Sheets at amortized cost or fair market value, consistent with AAL's classifications of such securities as held to maturity or available for sale.  AAL measures the fair value of securities loaned against the collateral received on a daily basis.  Additional collateral is obtained as necessary to ensure such transactions are adequately collateralized.

Cash and Cash Equivalents
Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs
Costs which vary with and are primarily attributable to the production of new business have been deferred to the extent such costs are deemed recoverable from future profits.  Such costs include commissions, selling, selection and certificate issue expenses.
For interest sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts.  Amortization of acquisition costs for other certificates is charged to expense in proportion to premium revenue recognized.

Property and Equipment
Property and equipment are recorded at cost less accumulated depreciation.  The cost of property and equipment is depreciated using the straight-line method over the estimated useful lives.  Accumulated depreciation was $111,000,000 and $102,000,000 at
December 31, 2000 and 1999, respectively.

Certificate Liabilities and Accruals
Reserves for future certificate benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values.  Reserves for future certificate benefits for non-participating life insurance are also net level reserves, computed using assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.  Interest assumptions generally range from 2.5% to 4.0% for participating life insurance and from 7.5% to 9.6%
for non-participating life insurance.

Reserves for future certificate benefits for universal life insurance and deferred annuities consist of certificate account balances before applicable surrender charges.  The average interest rate credited to account balances in 2000 was 7.2% for universal life, 5.9% for portfolio-average deferred annuities, and ranged from 4.5% to 7.4% for investment generation deferred annuities.

Reserves for health certificates are generally computed using current pricing assumptions.  For Medicare supplement, disability income and long term care certificates, reserves are computed on a net level basis using realistic assumptions, with provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, relating primarily to health certificates.  These reserves are based on past experience and applicable morbidity tables.  Reserves are continuously reviewed and updated, with any resulting adjustments reflected in current operations.

Separate Accounts
Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the certificateholder, rather than AAL, bears the investment risk.  Fees charged on separate account certificateholder deposits are included in insurance charges.  Separate account assets, which are stated at fair value based on quoted market prices, and separate account liabilities are shown separately in the Consolidated Balance Sheets.  Operating results of the separate accounts are not included in the Consolidated Statements of Income.

Insurance Premiums and Charges
For life and some annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period.  Expenses include interest credited to certificate account balances and benefits incurred in excess of certificate account balances.  Certain profits on limited payment certificates are deferred and recognized over the certificate term.

For health certificates, gross premiums are prorated over the contract term of the certificates with the unearned premium included in the certificate reserves.

Surplus Refunds
Surplus refunds are recognized over the certificate year and are reflected in the Consolidated Statements of Income.  The majority of life insurance certificates, except for universal life and term certificates, begin to receive surplus refunds at the end of the second certificate year.  Surplus refunds are not currently being paid on interest-sensitive and health insurance certificates.  Surplus refund scales are approved annually by AAL's Board of Directors.

Fraternal Benefits
Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits, and expenses related to AAL's fraternal character.  This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, as well as various programs and church grants.
Expenses, such as those necessary to maintain the branch system, are also included.

Other Revenue
Other revenue consists primarily of concessions and investment advisory fees of CMC.

Income Taxes
AAL, a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code.  Accordingly, income earned by AAL is generally exempt from taxation.  AAL's wholly-owned subsidiary and its subsidiaries are subject to federal and state taxation; however, the resulting income taxes are not material to AAL's consolidated financial statements.

Recent Pronouncements
In June 1998, the FASB issued Statement 133, Accounting for Derivative Instruments and Hedging Activities, which is effective for fiscal years beginning after June 15, 2000.  Because of AAL's minimal involvement with options and other instruments classified by the statement as embedded derivatives (convertible bonds, convertible preferred stocks, and remarketable put bonds), management does not anticipate that the adoption of the new statement will have a significant effect on earnings or the financial position of
AAL.

Note 2.  Investments

AAL's investments in available for sale securities and held to maturity securities are summarized as follows:

                                                                     Gross              Gross            Estimated
                                               Amortized           Unrealized         Unrealized            Fair
                                                Cost                 Gains              Losses             Value
                                        ---------------------   ----------------- -------------------------------------
                                                                        (In Millions)
Available for sale securities at
  December 31, 2000:
    Fixed maturity securities:
       Loan-backed obligations of U.S.
         Government corporations
         and agencies                                $ 2,431               $  14          $ (23)               $ 2,422
       Obligations of other
         governments, states and
         political subdivisions                           17                   -               -                    17
       Corporate bonds                                 7,216                  91           (224)                 7,083
       Mortgage & asset-backed                         1,734                  31             (6)                 1,759
     securities
                                        ---------------------   ----------------- ---------------     -----------------
       Total fixed maturity securities                11,398                 136           (253)                11,281
    Equity securities                                    696                 175            (46)                   825
                                        ---------------------   ----------------- ---------------     -----------------
Total                                               $ 12,094               $ 311         $ (299)              $ 12,106
                                        =====================   ================= ===============     =================

Held to maturity securities at
  December 31, 2000:
    Fixed maturity securities:
       U.S. Treasury securities and
         non-loan-backed obligations
         of U.S. Government
         corporations and agencies                    $  143                $  7           $   -                $  150
       Loan-backed obligations of U.S.
         Government corporations
         and agencies                                    107                   2               -                   109
       Obligations of other
         governments, states and
         political subdivisions                           39                   -               -                    39
       Corporate bonds                                 2,214                  53            (21)                 2,246
       Mortgage & asset-backed                           307                   6             (1)                   312
     securities
                                        ---------------------   ----------------- ---------------     -----------------
Total                                                $ 2,810               $  68          $ (22)               $ 2,856
                                        =====================   ================= ===============     =================

                                                                  Gross                 Gross                 Estimated
                                             Amortized            Unrealized            Unrealized              Fair
                                              Cost                Gains                   Losses                 Value
                                        ------------------   -----------------    ------------------------------------------
                                                                           (In Millions)
Available for sale securities at
  December 31, 1999:
    Fixed maturity securities:
       Loan-backed obligations of U.S.
         Government corporations
         and agencies                             $ 2,182               $   -                $ (86)                 $ 2,096
       Obligations of other
         governments, states and
         political subdivisions                        17                   -                     -                      17
       Corporate bonds                              6,585                  14                 (267)                   6,332
       Mortgage & asset-backed                      1,542                   1                  (36)                   1,507
     securities
                                        ------------------   -----------------    ------------------      ------------------
       Total fixed maturity securities             10,326                  15                 (389)                   9,952
    Equity securities                                 565                 299                  (15)                     849
                                        ------------------   -----------------    ------------------      ------------------
Total                                            $ 10,891               $ 314               $ (404)                $ 10,801
                                        ==================   =================    ==================      ==================

Held to maturity securities at
  December 31, 1999:
    Fixed maturity securities:
       U.S. Treasury securities and
         non-loan-backed obligations
         of U.S. Government
         corporations and agencies                 $  165                $  3                $  (5)                  $  163
       Loan-backed obligations of U.S.
         Government corporations
         and agencies                                 128                   3                   (1)                     130
       Obligations of other
         governments, states and
         political subdivisions                        48                   -                   (1)                      47
       Corporate bonds                              2,525                  43                  (48)                   2,520
       Mortgage & asset-backed                        395                   4                   (4)                     395
     securities
                                        ------------------   -----------------    ------------------      ------------------
Total                                             $ 3,261               $  53                $ (59)                 $ 3,255
                                        ==================   =================    ==================      ==================

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              Available for Sale                       Held to Maturity
                                                     -------------------------------------   -------------------------------------
                                                        Amortized              Fair             Amortized             Fair
                                                           Cost               Value                Cost               Value
                                                     -----------------   -----------------   -----------------  ------------------
                                                                                    (In Millions)

Due in one year or less                                        $  299              $  306              $  139              $  136
Due after one year through five years                           4,471               4,363               1,161               1,180
Due after five years through ten years                          2,210               2,184                 640                 652
Due after ten years                                               253                 247                 456                 467
                                                     -----------------   -----------------   -----------------  ------------------
Total fixed maturity securities
  excluding mortgage and
  asset-backed bonds                                            7,233               7,100               2,396               2,435
Loan-backed obligations of U.S.
  Government corporations and
  agencies                                                      2,431               2,422                 107                 109
Mortgage and asset-backed securities                            1,734               1,759                 307                 312
                                                     -----------------   -----------------   -----------------  ------------------
Total fixed maturity securities                               $11,398             $11,281             $ 2,810             $ 2,856
                                                     =================   =================   =================  ==================

Major categories of AAL's investment income are summarized as follows:

                                                                                                   Years Ended December 31
                                                                                                   2000               1999
                                                                                             -----------------  ------------------
                                                                                                        (In Millions)

Fixed maturity securities                                                                             $ 1,001              $  942
Equity securities                                                                                          21                  13
Mortgage loans                                                                                            259                 270
Investment real estate                                                                                     10                  11
Certificate loans                                                                                          35                  35
Other invested assets                                                                                      13                   5
                                                                                             -----------------  ------------------
Gross investment income                                                                                 1,339               1,276
Investment expenses                                                                                         9                  10
                                                                                             -----------------  ------------------
Net investment income                                                                                 $ 1,330             $ 1,266
                                                                                             =================  ==================

AAL's realized gains and losses on investments are summarized as follows:

                                                                                                 Years Ended December 31
                                                                                                2000                 1999
                                                                                         -------------------  -------------------
                                                                                                      (In Millions)
Securities available for sale:
       Fixed maturity securities:
          Gross realized gains                                                                       $   17               $   14
          Gross realized losses                                                                        (45)                 (18)
       Equity securities:
          Gross realized gains                                                                          171                  152
          Gross realized losses                                                                        (76)                 (62)
Other investments, net                                                                                   27                   17
                                                                                         -------------------  -------------------
Net realized investment gains                                                                        $   94               $  103
                                                                                         ===================  ===================

Net unrealized gains/losses on securities available for sale credited directly to certificateholders' surplus as comprehensive income (loss) were as follows:

                                                                                                       December 31
                                                                                                2000                 1999
                                                                                         -------------------  -------------------
                                                                                                      (In Millions)

Fair value adjustment to available for sale securities                                               $   12             $   (90)
Increase in deferred acquisition costs                                                                   21                   81
                                                                                         -------------------  -------------------
Net unrealized gains (losses) on available for sale securities                                       $   33              $   (9)
                                                                                         ===================  ===================

The change in accumulated other comprehensive income (deficit) due to unrealized gains/losses on securities available for sale is as follows:

                                                                                                 Years Ended December 31
                                                                                                2000                 1999
                                                                                         -------------------  -------------------
                                                                                                      (In Millions)

Fixed maturity securities available for sale                                                         $  257             $  (527)
Equity securities available for sale                                                                  (155)                  (9)
Deferred acquisition costs                                                                             (60)                  116
                                                                                         -------------------  -------------------
                                                                                                     $   42             $  (420)
                                                                                         ===================  ===================

AAL invests in mortgage loans, principally involving commercial real estate.  Such investments consist of first mortgage liens on completed income producing properties.  AAL manages its investments in mortgage loans to limit credit risk by diversifying among various geographic regions and property types as follows as of December 31, 2000:

                                                                                                    Principal           Percent
                                                                                               ---------------------  ------------
                                                                                                  (In Millions)
Geographic Region:
       South Atlantic                                                                                      $  1,047          32.9
       Pacific                                                                                                  945          29.7
       Midwest                                                                                                  657          20.7
       Other                                                                                                    532          16.7
                                                                                               ---------------------  ------------
       Total Mortgage Loans                                                                                $  3,181         100.0
                                                                                               =====================  ============

Property Type:
       Industrial                                                                                           $   994          31.2
       Office                                                                                                   754          23.7
       Retail                                                                                                   407          12.8
       Residential                                                                                              263           8.3
       Church                                                                                                   253           8.0
       Other                                                                                                    510          16.0
                                                                                               ---------------------  ------------
       Total Mortgage Loans                                                                                $  3,181         100.0
                                                                                               =====================  ============

The following table presents changes in the allowance for credit losses:

                                                                                                 Years Ended December 31
                                                                                                2000                 1999
                                                                                         -------------------  --------------------
                                                                                                      (In Millions)

Balance at January 1                                                                                 $  107                $  118
Provisions for credit losses (credit)                                                                  (18)                  (11)
Charge offs                                                                                               -                     -
                                                                                         -------------------  --------------------
Balance at December 31                                                                               $   89                $  107
                                                                                         ===================  ====================

AAL's investment in mortgage loans includes $109,000,000 and $178,000,000 of loans that are considered to be impaired at December
31, 2000 and 1999, respectively, for which the related allowance for credit losses are $16,000,000 and $35,000,000 at December 31,
2000 and 1999, respectively.  The average recorded investment in impaired loans during the years ended December 31, 2000 and 1999, was $134,000,000 and $192,000,000, respectively.  AAL recorded interest income, using the accrual method, on impaired loans of
$8,000,000 and $14,000,000 for 2000 and 1999, respectively.

Note 3.  Deferred Acquisition Costs

The changes in deferred acquisition costs are as follows:

                                                                                                 Years Ended December 31
                                                                                                2000                 1999
                                                                                         -------------------  --------------------
                                                                                                      (In Millions)

Balance at beginning of year                                                                         $  807                $  667
Acquisition costs deferred:
       Commissions                                                                                       83                    81
       Other costs                                                                                       30                    29
                                                                                         -------------------  --------------------
       Total deferred                                                                                   113                   110
Acquisition costs amortized                                                                            (96)                  (86)
                                                                                         -------------------  --------------------
Increase in deferred acquisition costs                                                                   17                    24
Change in unrealized gains/losses on fixed
  maturity investments recorded directly to
  certificateholders' surplus as comprehensive income (loss)                                           (60)                   116
                                                                                         -------------------  --------------------
Total increase (decrease)                                                                              (43)                   140
                                                                                         -------------------  --------------------
Balance at end of year                                                                               $  764                $  807
                                                                                         ===================  ====================

Note 4.  Retirement and Savings Plans and Postretirement Benefits Other Than Pensions

AAL offers a noncontributory defined retirement plan and a contributory savings plan to substantially all home office and field employees.  The savings plan is defined under the Internal Revenue Code section 401(k) as a profit sharing plan that allows participant contributions on a before-tax basis as well as an after-tax basis.  AAL also provides postretirement benefits in the form of health and life insurance for substantially all retired home office and field personnel.

The following tables set forth the amounts recognized in AAL's financial statements and the plans' funding status.

                                                          Retirement Plans                            Other Benefits
                                                                                  December 31
                                                      2000                 1999                 2000                 1999
                                               -------------------  -------------------  -------------------  --------------------
                                                                                 (In Millions)
Projected benefit obligation for
  services rendered to date                                $  298               $  266               $   63                $   63
Plan assets at fair value                                     330                  332                    -                     -
                                               -------------------  -------------------  -------------------  --------------------
Funded (unfunded) status of
  the plan                                                 $   32               $   66             $   (63)              $   (63)
                                               ===================  ===================  ===================  ====================
Accrued liability included in
  consolidated balance sheet                               $   10               $   10               $   50                $   44

The following summarizes certain assumptions included in the preceding schedule:

                                                          Retirement Plans                            Other Benefits
                                                                             Years Ended December 31
                                                      2000                 1999                 2000                 1999
                                               -------------------  -------------------  -------------------  --------------------

Discount rate                                         7.5%                 7.5%                 7.5%                 7.5%
Expected return on plan assets                        9.0%                 9.0%                   -                    -
Rate of compensation increase                         5.0%                 5.0%                   -                    -
Health care trend rate                                  -                    -                  6.0%                 6.0%

                                             Savings Plan                  Retirement Plans                Other Benefits
                                                                        Years Ended December 31
                                         2000            1999            2000            1999           2000            1999
                                     --------------  --------------  --------------  -------------  --------------  --------------
                                                                            (In Millions)

Benefit cost                              $ -             $ -             $ -             $ 4            $ 9             $ 4
Employer contributions                      5               5               -               -              -               -
Employee contributions                     19              18               -               -              -               -
Benefits paid                              25              18              11              11              3               2

Note 5.  Synopsis of Statutory Financial Results

The accompanying financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by regulatory authorities.  Currently, "prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the National Association of Insurance Commissioner's ("NAIC") Accounting Practices and Procedures
Manual and a variety of other NAIC publications.  "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

The more significant differences are as follows:  (a) investments in bonds are reported at amortized cost or at fair value with unrealized holding gains and losses reported as a separate component of certificateholders' surplus, depending on their designation at purchase as held to maturity or available for sale, respectively, rather than being valued based on the bond's NAIC rating; (b) certain acquisition costs of new business are deferred and amortized rather than being charged to operations as incurred; (c) the liabilities for future certificate benefits and expenses are based on reasonably conservative estimates of expected mortality, interest, withdrawals and future maintenance and settlement expenses rather than using statutory rates for mortality and interest; (d) certain assets, principally costs in excess of net assets acquired, furniture, equipment and agents'
debit balances are reported as assets rather than being charged to certificateholders' surplus and excluded from the balance sheets; (e) the interest maintenance reserve and asset valuation reserve are reported as part of certificateholders' surplus rather than as a liability; and (f) revenues for universal life and investment-type contracts include mortality, expense and surrender charges levied against the certificateholders' accounts rather than including as revenues the premiums received on these certificates.  Expenses include interest added to the certificateholders' accounts rather than reserve changes related to the investment portion of these policies.  Summarized statutory-basis financial information for AAL on an unconsolidated basis is as follows:

                                                                                                     December 31
                                                                                             2000                   1999
                                                                                     ---------------------  ---------------------
                                                                                                    (In Millions)

Assets                                                                                           $ 21,502               $ 20,800
                                                                                     =====================  =====================

Liabilities                                                                                      $ 19,685               $ 19,044
Unassigned funds                                                                                    1,817                  1,756
                                                                                     ---------------------  ---------------------
Total liabilities and unassigned funds                                                           $ 21,502               $ 20,800
                                                                                     =====================  =====================

                                                                                               Years ended December 31
                                                                                             2000                   1999
                                                                                     ---------------------  ---------------------
                                                                                                    (In Millions)

Premium income and certificate proceeds                                                          $  1,835               $  1,849
Net investment income                                                                               1,321                  1,256
Other income                                                                                           34                     42
                                                                                     ---------------------  ---------------------
       Total income                                                                                 3,190                  3,147

Reserve increase                                                                                      505                    623
Certificateholders' benefits                                                                        1,801                  1,487
Surplus refunds                                                                                       121                    117
Commissions and operating costs                                                                       411                    402
Other                                                                                                 249                    350
                                                                                     ---------------------  ---------------------
       Total benefits and expenses                                                                  3,087                  2,979
                                                                                     ---------------------  ---------------------

Net gain from operations                                                                              103                    168
Net realized capital gains                                                                             66                     88
                                                                                     ---------------------  ---------------------
       Net income                                                                                 $   169                $   256
                                                                                     =====================  =====================

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification.  The revised manual is effective January 1, 2001. Wisconsin insurance laws and regulations define the NAIC manual as the prescribed method of accounting.
The revised NAIC manual has changed, to some extent, prescribed statutory accounting practices and results in changes to the accounting practices that AAL uses to prepare its statutory-basis financial statements.  Management has determined that the impact of these changes to AAL's statutory-basis capital and surplus as of January 1, 2001 will not be significant.

AAL is in compliance with the statutory surplus requirements of all states.

Note 6.  Fair Value of Financial Instruments

The following methods and assumptions were used in estimating fair value disclosures for financial instruments:

Cash and Cash Equivalents
The carrying amounts reported in the accompanying Consolidated Balance Sheets for these instruments approximate their fair values.

Investment Securities
Fair values for fixed maturity securities are based on quoted market prices where available, or are estimated using values obtained from independent pricing services.  All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue.  The fair values for investments in equity securities are based on quoted market prices.

Mortgage Loans
The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Certificate Loans
The carrying amounts reported in the accompanying Consolidated Balance Sheets for these loans are considered to be reasonable estimates of their fair value.

Separate Accounts
The fair values for separate account assets are based on quoted market prices.

Financial Liabilities
The fair values for AAL's liabilities under investment-type contracts, such as deferred annuities, variable annuities, and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal.  These amounts are included in certificateholder funds in the accompanying Consolidated Balance Sheets.

The cost and estimated fair value of AAL's financial instruments are as follows:

                                                    2000                                        1999
                                             -----------------------------------------   ----------------------------------------
                                                                       Estimated                                  Estimated
                                                    Cost              Fair Value                Cost              Fair Value
                                             -------------------  --------------------   -------------------  -------------------
                                                                                (In Millions)
Financial Assets:
       Fixed maturities                                $ 14,208              $ 14,137              $ 13,587             $ 13,207
       Equity securities                                    696                   825                   565                  849
       Mortgage loans                                     3,092                 3,393                 3,151                3,204
       Cash and cash equivalents                            200                   200                   243                  243
       Certificate loans                                    501                   501                   494                  494
       Separate account assets                            2,164                 2,164                 2,002                2,002

Financial Liabilities:
       Deferred annuities                                 7,398                 7,368                 7,419                7,368
       Separate account liabilities                       2,164                 2,164                 2,002                2,002
       Other                                                723                   719                   721                  718

Note 7.  Contingent Liabilities

AAL is involved in various lawsuits and contingencies that have arisen from the normal conduct of business.  Contingent liabilities arising from litigation, tax and other matters are not considered material in relation to the financial position of
AAL.  AAL has not made any provision in the consolidated financial statements for liabilities, if any, that might ultimately result from these contingencies.

Note 8.  Subsequent Event

On January 1, 2002, AAL completed a merger with Lutheran Brotherhood, pursuant to an agreement and plan of merger dated June 27,
2001.  The merger will be accounted for as a pooling of interests transaction, and as such, future consolidated financial statements will include Lutheran Brotherhood's financial data as if Lutheran Brotherhood had always been part of AAL.

Lutheran Brotherhood
Consolidated Financial Statements
December 31, 2000 and 1999

PricewaterhouseCoopers LLP                                                         (LOGO)
                                                                                   PricewaterhouseCoopers LLP
                                                                                   650 Third Avenue South
                                                                                   Suite 1300
                                                                                   Minneapolis, MN 55402-4333
                                                                                   Telephone (612) 596-6000
                                                                                   Facsimile (612) 373-7160

                                                   Report of Independent Accountants

To the Board of Directors and Members of
Lutheran Brotherhood:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of members'
equity and of cash flows present fairly, in all material respects, the financial position of Lutheran Brotherhood (the Society)
and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United
States of America.  These financial statements are the responsibility of the Society's management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

   March 16, 2001

   /s/ PricewaterhouseCoopers, LLP
   ------------------------------------------
   Price WaterhouseCoopers, LLP

Lutheran Brotherhood
Consolidated Balance Sheet
(December 31, 2000 and 1999
-----------------------------------------------------------------------------------------------------------------------------------
(Dollars in millions)

  Assets                                                                                        2000              1999

Investments:
    Fixed income securities available for sale, at fair value                                     $ 7,374           $ 6,975
    Equity securities available for sale, at fair value                                               722               893
Mortgage loans                                                                                      2,236             2,102
Real estate                                                                                            65                63
Loans to contractholders                                                                              748               721
Short-term investments                                                                                290               208
Amounts due from brokers                                                                                7               346
Other invested assets                                                                                 216               122
                                                                                               ----------        ----------
       Total investments                                                                           11,658            11,430

Cash and cash equivalents                                                                             749             1,001
Deferred policy acquisition costs                                                                   1,181             1,159
Investment income due and accrued                                                                     137               133
Other assets                                                                                          156               167
Separate account assets                                                                             8,842             9,059
                                                                                               ----------        ----------
       Total assets                                                                              $ 22,723          $ 22,949
                                                                                               ==========        ==========

                                  Liabilities and Members' Equity

Liabilities:
    Contract reserves                                                                             $ 5,988           $ 5,551
    Contractholder funds                                                                            4,484             4,539
    Benefits in the process of payment                                                                 63                60
    Dividends payable                                                                                 117               111
    Amounts due to brokers                                                                            413             1,012
    Other liabilities                                                                                 364               313
    Separate account liabilities                                                                    8,842             9,059
                                                                                               ----------        ----------
       Total liabilities                                                                           20,271            20,645
                                                                                               ----------        ----------

Members' equity:
    Accumulated other comprehensive income                                                             36                16
    Retained earnings                                                                               2,416             2,288
                                                                                               ----------        ----------
       Total members' equity                                                                        2,452             2,304
                                                                                               ----------        ----------
       Total liabilities and members' equity                                                     $ 22,723          $ 22,949
                                                                                               ==========        ==========

The accompanying notes are an integral part of these consolidated financial statements.

Lutheran Brotherhood
Consolidated Statement of Income
For the years ended December 31, 2000, 1999 and 1998
-----------------------------------------------------------------------------------------------------------------------------------
(Dollars in millions)

                                                                               2000           1999           1998

Revenues:
    Premiums                                                                    $ 585          $ 553          $ 504
    Net investment income                                                         799            748            735
    Net realized investment gains                                                  16             87            126
    Contract charges                                                              211            189            169
    Annuity considerations and other income                                       211            176            159
                                                                          ------------   ------------   ------------

       Total revenues                                                           1,822          1,753          1,693

Benefits and other deductions:
    Net additions to contract reserves                                            462            420            377
    Contractholder benefits                                                       643            612            597
    Dividends                                                                     230            217            198
    Commissions and operating expenses                                            223            213            176
    Amortization of deferred policy acquisition costs                              48             66            101
    Fraternal activities                                                           79             77             66
                                                                          ------------   ------------   ------------

       Total benefits and other deductions                                      1,685          1,605          1,515
                                                                          ------------   ------------   ------------

Income before income taxes                                                        137            148            178

Provision for income taxes                                                          9              1              5
                                                                          ------------   ------------   ------------

Net income                                                                      $ 128          $ 147          $ 173
                                                                          ============   ============   ============

The accompanying notes are an integral part of these consolidated financial statements.

Lutheran Brotherhood
Consolidated Statement of Members' Equity
For the years ended December 31, 2000, 1999 and 1998
-----------------------------------------------------------------------------------------------------------------------------------
(Dollars in millions)

                                                                              Accumulated Other
                                                                       Comprehensive Income (Loss)

                                                                             Unrealized
                                                            Unrealized       Gains/Losses                       Total
                                       Comprehensive       Gains/Losses     Acquisition       Retained         Members'
                                       Income               Investments        Costs          Earnings          Equity

Balance at December 31, 1997                                  $ 373               $ (96)         $ 1,968           $ 2,245
Comprehensive income:
    Net income                              $ 173                 -                   -              173               173
    Other comprehensive income
          (loss)                               92               106                 (14)               -                92
                                           ------             -----              -------       ---------          --------
       Total comprehensive income           $ 265
                                           ======
Balance at December 31, 1998                                    479                (110)           2,141             2,510
Comprehensive income:
    Net income                              $ 147                 -                   -              147               147
    Other comprehensive income
          (loss)                             (353)             (527)                174                -              (353)
                                           ------             -----              -------       ---------          --------

       Total comprehensive income         $ (206)
                                           ======

Balance at December 31, 1999                                   (48)                   64           2,288             2,304
Comprehensive income:
    Net income                              $ 128                 -                    -             128               128
    Other comprehensive income
          (loss)                               20                96                 (76)               -                20
                                           ------             -----              -------       ---------          --------
       Total comprehensive income           $ 148
                                           ======

Balance at December 31, 2000                                  $  48               $ (12)         $ 2,416           $ 2,452
                                                              =====              =======       =========          ========

The accompanying notes are an integral part of these consolidated financial statements.

Lutheran Brotherhood
Consolidated Statement of Cash Flows
For the years ended December 31, 2000, 1999 and 1998
--------------------------------------------------------------------------------------------------------------------------------------
(Dollars in millions)

                                                                           2000              1999              1998

Cash flows from operating activities:
    Net income                                                                $  128            $  147            $  173
    Adjustments to reconcile net income to net cash
          provided by operating activities:
       Depreciation and amortization                                              10                 3                 3
       Deferred policy acquisition costs                                         (98)              (64)              (32)
       Equity in earnings of other invested assets                                (8)               (5)                8
       Net realized investment gains                                             (16)              (87)             (126)
    Change in operating assets and liabilities:
       Loans to contractholders                                                  (27)              (22)              (18)
       Other assets                                                              (31)              (58)              (10)
       Contract reserves and contractholder funds                                382               371               168
       Other liabilities                                                          63                73                29
                                                                      ---------------   ---------------   ---------------

          Total adjustments                                                      275               211                22
                                                                      ---------------   ---------------   ---------------

          Net cash provided by operating activities                              403               358               195
                                                                      ---------------   ---------------   ---------------

Cash flows from investing activities:
    Proceeds from investments sold, matured or repaid:
       Fixed income securities available for sale                              7,252             9,768            11,122
       Equity securities available for sale                                      430               564             1,125
       Mortgage loans                                                            184               228               520
       Short-term investments                                                    523               799               466
       Other invested assets                                                     376               133                28
    Costs of investments acquired
       Fixed income securities available for sale                             (8,076)           (9,869)          (10,981)
       Equity securities available for sale                                     (320)             (514)           (1,144)
       Mortgage loans                                                           (317)             (358)             (221)
       Short-term investments                                                   (598)             (599)             (660)
       Other invested assets                                                    (109)              (64)             (448)
                                                                      ---------------   ---------------   ---------------

          Net cash (used in) provided by investing activities                   (655)                88             (193)
                                                                      ---------------   ---------------   ---------------

Net (decrease) increase in cash and cash equivalents                            (252)               446                 2

Cash and cash equivalents, beginning of year                                   1,001               555               553
                                                                      ---------------   ---------------   ---------------

Cash and cash equivalents, end of year                                        $  749           $ 1,001            $  555
                                                                      ===============   ===============   ===============

The accompanying notes are an integral part of these consolidated financial statements.

Lutheran Brotherhood
Notes to Consolidated Financial Statements
 (Dollars in millions)
--------------------------------------------------------------------------------------------------------------------------------------

1.  Organization and Basis of Presentation

Nature of Operations and Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Lutheran Brotherhood (the Society), a fraternal benefit organization offering life insurance and related financial service products as well as fraternal benefits for
Lutherans throughout the United States.  Also included in the accounts of the Society are its wholly owned subsidiary,
Lutheran Brotherhood Financial Corporation (LBFC), which is the parent company of Lutheran Brotherhood Variable Insurance
Products Company (LBVIP), a stock life insurance company; an investment adviser; a broker-dealer; a property and casualty insurance agency; a federal savings bank holding company; and a federal savings bank.  All significant intercompany balances and transactions have been eliminated in consolidation.

2.  Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of
America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Financial Statement Presentation
Certain prior year amounts in the financial statements and notes to the financial statements have been reclassified to conform to the 2000 financial statement presentation.

Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, money market instruments and other debt issues with an original maturity of
90 days or less.

Investments
See disclosures regarding the determination of fair value of financial instruments at Note 10.

Carrying value of investments is determined as follows:

             Fixed income securities                               Fair value
             Equity securities                                     Fair value
             Mortgage loans on real estate                         Amortized cost less impairment allowance
             Investment real estate                                Cost less accumulated depreciation and impairment
                                                                         allowance
             Real estate joint ventures                            Equity accounting method
             Real estate acquired through foreclosure              Lower of cost or fair value less estimated cost to sell
             Loans to contractholders                              Unpaid principal balance
             Short-term investments                                Amortized cost
             Other invested assets                                 Equity accounting method

Fixed income securities which may be sold prior to maturity and equity securities (common stock and nonredeemable preferred stock) are classified as available for sale.

Realized investment gains and losses on sales of securities are determined on a first-in, first-out method for fixed income securities and the average cost method for equity securities and are reported in the Consolidated Statement of Income.
Unrealized investment gains and losses on fixed income and equity securities classified as available for sale, net of the impact of unrealized investment gains and losses on deferred acquisition costs, are reported as other comprehensive income.

Mortgage loans are considered impaired when it is probable that the Society will be unable to collect all amounts according to the contractual terms of the loan agreement.  Real estate is considered impaired when the carrying value exceeds the fair value.  In cases where impairment is present, valuation allowances are established and netted against the asset categories to which they apply and changes in the valuation allowances are included in realized investment gains or losses.

Deferred Policy Acquisition Costs
Those costs of acquiring new business, which vary with and are primarily related to the production of new business, are deferred.  Such costs include commissions, certain costs of contract issuance and underwriting, and certain variable agency expenses.  Deferred policy acquisition costs are subject to recoverability testing at the time of contract issue and loss recognition testing at the end of each accounting period.  Deferred policy acquisition costs are adjusted for the impact of unrealized gains or losses on investments as if those gains or losses had been realized, with corresponding credits or charges included in equity.

For participating-type long duration contracts, deferred acquisition costs are amortized over the expected average life of the contracts in proportion to estimated gross margins.  The effects of revisions to experience on previous amortization of deferred acquisition costs are reflected in earnings and change in unrealized investment gains (losses) in the period estimated gross margins are revised.

For universal life-type and investment-type contracts, deferred acquisition costs are amortized over the average expected life of the contracts in proportion to estimated gross profits from mortality, investment, and expense margins and surrender charges.  The effects of revisions to experience on previous amortization of deferred acquisition costs are reflected in earnings and change in unrealized investment gains (losses) in the period estimated gross profits are revised.

For health insurance and certain term life insurance contracts, deferred acquisition costs are amortized over the average expected premium paying period, in proportion to expected premium revenues at the time of issue.

Separate Accounts
Separate account assets include segregated funds invested by the Society for the benefit of variable life insurance and variable annuity contract owners.  The assets (principally investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Society.  Assets are valued at fair value.  The investment income, gains and losses of these accounts generally accrue to the contractholders, and, therefore, are not included in the Society's consolidated net income.

Derivative Financial Instruments
The Society's current utilization of derivative financial instruments is not significant.  Most of the Society's derivative transactions are used to reduce or modify interest rate risk and to replicate assets in certain markets.  These strategies use future contracts, option contracts, interest rate swaps and structured securities.  The Society does not use derivative instruments for speculative purposes.  Changes in the market value of these contracts are deferred and realized upon disposal of the hedged assets.  The effect of derivative transactions is not significant to the Society's results from operations or financial position.

Effective January 1, 2001, the Society adopted the provisions of Statement of Financial Accounting Standards No. 133,
"Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133), as amended.  Given the Society's limited use of derivative instruments, the adoption of SFAS No. 133 did not have a significant impact on the financial position or results of operations of the Society.

Other Assets
Other assets include property and equipment reported at depreciated cost.  The Society provides for depreciation of property and equipment using the straight-line method over the useful lives of the assets which are three to ten years for equipment and forty years for property.

Contract Reserves and Contractholder Funds
Liabilities for future contract benefits on participating-type long duration contracts are the net level premium reserve for death benefits.  Liabilities are calculated using dividend fund interest rates and mortality rates guaranteed in calculating cash surrender values.

Liabilities for future contract benefits on universal life-type and investment-type contracts are based on the contract account balance.

Liabilities for future contract benefits on health insurance and certain term life insurance contracts are calculated using the net level premium method and assumptions as to investment yields, mortality, morbidity and withdrawals.  The assumptions, made at the time of issue, are based on best estimates of expected experience and include provision for possible adverse deviation.

Liabilities for future contract benefits on limited-payment contracts are determined using appropriate assumptions for investment yields, mortality, morbidity and expenses, including a provision for the risk of adverse deviation.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity based on past experience.
Actual future experience could differ from these estimates.

Premium Revenue and Benefits to Contractholders
Recognition of Certain Participating-Type Contract Revenue and Benefits to Contractholders

Participating-type contracts are long-duration contracts with expected dividends to contractholders based on actual experience, paid in proportion to the contractholder's contribution to surplus.  Premiums are recognized as revenues when due.  Death and surrender benefits are reported as expenses when incurred.  Dividends to contractholders based on estimates of amounts to be paid for the period are reported separately as expenses.

Recognition of Universal Life-Type Contract Revenue and Benefits to Contractholders

Universal life-type contracts are insurance contracts with terms that are not fixed and guaranteed.  The terms that may be changed could include one or more of the amounts assessed the contractholder, premiums paid by the contractholder or interest accrued to contractholder balances.  Amounts received as payments for such contracts are not reported as premium revenues.

Revenues for universal life-type contracts consist of investment income, charges assessed against contract account values for deferred contract loading, the cost of insurance and contract administration.  Contract benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related contract account balances.

Recognition of Investment Contract Revenue and Benefits to Contractholders

Contracts that do not subject the Society to risks arising from contractholder mortality or morbidity are referred to as investment contracts.  Certain deferred annuities, immediate annuities and supplementary contracts are considered investment contracts.  Amounts received as payments for such contracts are not reported as premium revenues.

Revenues for investment contracts consist of investment income and contract administration charges.  Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

Recognition of Limited-Payment Contract Revenue and Benefits to Contractholders

Limited-payment contracts subject the Society to contractholder mortality and morbidity risks over a period that extends beyond the premium paying period.  Certain annuities and supplementary contracts with life contingencies are considered limited-payment contracts.  Considerations are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts.  This association is accomplished by means of the provision for liabilities for future contract benefits and the amortization of deferred policy acquisition costs.

Recognition of Term Life and Health Revenue and Benefits to Contractholders

Products with fixed and guaranteed premiums and benefits consist principally of health insurance contracts and certain term life contracts.  Premiums are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts.  This association is accomplished by means of the provision for liabilities for future contract benefits and the amortization of deferred policy acquisition costs.

Dividends
The dividend scale, approved annually by the Board of Directors, seeks to achieve equity among contractholders.  Dividends charged to operations represent an estimation of those incurred during the current year.

Income Taxes
Lutheran Brotherhood qualifies as a tax-exempt organization under the Internal Revenue Code.  Accordingly, no provision for income taxes has been made.  Lutheran Brotherhood's subsidiary, Lutheran Brotherhood Financial Corporation (LBFC) is a
taxable entity.  LBFC and its subsidiaries file a consolidated federal income tax return.  Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year.  Deferred income tax assets and liabilities are recognized based on the temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

The provision for income taxes reflected on the Consolidated Statement of Income consisted of federal and state income tax expense of $9, $1 and $5 for the years ended December 31, 2000, 1999 and 1998, respectively.  At December 31, 2000 and 1999,
LBFC had recorded a net deferred federal income tax liability of $41 and $29, respectively.  The deferred tax liability is mainly due to the net effect of the temporary differences of reserves held for future benefits and deferred acquisitions costs as computed for financial statement and tax return purposes.

3.  Investments

Fixed Income Securities
Investments in fixed income securities at December 31, 2000 and 1999 follow:

                                                                             Available for Sale (Carried at Fair Value)
                                                                                       December 31, 2000
                                                           ------------------------------------------------------------------------
                                                            Amortized            Unrealized         Unrealized              Fair
                                                               Cost                Gains             Losses                 Value

Fixed income securities:
    U.S. government                                              $  771            $ 36              $  1                  $  806
    Mortgage-backed securities                                    2,224              26                14                   2,236
    Non-investment grade bonds                                      725               5               106                     624
    All other corporate bonds                                     3,710              90                92                   3,708
                                                                -------            ----              ----                 -------
       Total available for sale                                 $ 7,430            $157              $213                 $ 7,374
                                                                =======            ====              ====                 =======

                                                                             Available for Sale (Carried at Fair Value)
                                                                                       December 31, 1999
                                                           ------------------------------------------------------------------------
                                                            Amortized            Unrealized         Unrealized              Fair
                                                               Cost                Gains             Losses                 Value

Fixed income securities:
    U.S. government                                              $  798            $  1              $ 48              $  751
    Mortgage-backed securities                                    2,177               2                83               2,096
    Non-investment grade bonds                                      653               7                44                 616
    All other corporate bonds                                     3,612              60               160               3,512
                                                                -------            ----              ----                 -------
       Total available for sale                                 $ 7,240            $ 70              $335             $ 6,975
                                                                =======            ====              ====                 =======

Contractual Maturity of Fixed Income Securities
The amortized cost and fair value of fixed income securities available for sale as of December 31, 2000 are shown below by contractual maturity.  Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

                                                                                                      Amortized         Fair
Year to Maturity                                                                                        Cost           Value

One year or less                                                                                        $  123         $  123
After one year through five years                                                                        1,349          1,354
After five years through ten years                                                                       1,940          1,887
After ten years                                                                                          1,794          1,774
Mortgage-backed securities                                                                               2,224          2,236
                                                                                                --------------- --------------
       Total available for sale                                                                        $ 7,430        $ 7,374
                                                                                                =============== ==============

Equity Securities
Investments in equity securities and preferred stock at December 31, 2000 and 1999 are as follows:

                                                                                                           2000         1999

Cost                                                                                                        $618         $677
Gross unrealized gains                                                                                       171          257
Gross unrealized losses                                                                                       67           41
                                                                                                      -----------   ----------

Carrying value                                                                                              $722         $893
                                                                                                      ===========   ==========

Mortgage Loans and Real Estate
The Society's mortgage loans and real estate investments are diversified by property type and location and, for mortgage loans, borrower and loan size.

At December 31, the carrying values of mortgage loans and real estate investments were as follows:

                                                                                                       2000            1999

Mortgage loans:
    Residential and commercial                                                                        $ 1,865         $ 1,746
    Loans to Lutheran Churches                                                                            371             356
                                                                                                --------------  --------------

       Total mortgage loans                                                                           $ 2,236         $ 2,102
                                                                                                --------------  --------------

Real estate:
    To be disposed of                                                                                   $   1           $   -
    To be held and used                                                                                    64              63
                                                                                                --------------  --------------
       Total real estate                                                                                $  65           $  63
                                                                                                ==============  ==============

4.  Investment Income and Realized Gains and Losses

For the year ended December 31, investment income summarized by type of investment was as follows:

                                                                                         2000           1999           1998

Fixed income securities                                                                   $ 483          $ 466          $ 459
Equity securities                                                                            23             20             18
Mortgage loans                                                                              173            167            177
Real estate                                                                                  20             17             14
Loans to contractholders                                                                     48             47             45
Short-term investments                                                                       75             54             52
Other invested assets                                                                        21             18              4
                                                                                    ------------   ------------   ------------
       Gross investment income                                                              843            789            769

Investment expenses                                                                        (44)           (41)           (34)
                                                                                    ------------   ------------   ------------

Net investment income                                                                     $ 799          $ 748          $ 735
                                                                                    ============   ============   ============

For the year ended December 31, gross realized investment gains and losses on sales of all types of investments are as follows:

                                                                                          2000           1999           1998

Fixed income securities:
    Realized gains                                                                        $  60          $  87          $  99
    Realized losses                                                                         (98)           (99)           (31)

Equity securities:
    Realized gains                                                                           87            115             86
    Realized losses                                                                         (38)           (22)           (39)

Other investments:
    Realized gains                                                                            6              6             13
    Realized losses                                                                          (1)             -             (2)
                                                                                    ------------   ------------   ------------

Total net realized investment gains                                                       $  16          $  87          $ 126
                                                                                    ============   ============   ============

5.  Deferred Policy Acquisition Costs

The balances of and changes in deferred policy acquisition costs as and for the years ended December 31 are as follows:

                                                                                        2000           1999           1998

Balance, beginning of year                                                               $ 1,159          $ 921          $ 903
Capitalization of acquisition costs                                                          146            130            133
Amortization                                                                                (48)           (66)          (101)
Change in unrealized investment gains                                                       (76)            174           (14)
                                                                                     ------------   ------------   ------------

Balance, end of year                                                                     $ 1,181        $ 1,159          $ 921
                                                                                     ============   ============   ============

6.  Separate Account Business

Separate account assets include segregated funds invested by the Society for the benefit of variable life insurance and variable annuity contract owners.  A portion of the contract owner's premium payments are invested by the Society into the
LB Variable Insurance Account I, the LB Variable Annuity Account I, the LBVIP Variable Insurance Account, the LBVIP Variable
Insurance Account II, or the LBVIP Variable Annuity Account I (the Variable Accounts).  The Society records these payments as assets in the separate accounts.  Separate account liabilities represent reserves held related to the separate account business.

The Variable Accounts are unit investment trusts registered under the Investment Company
Act of 1940.  Each Variable Account has seven subaccounts, each of which invests only in a corresponding portfolio of the LB
Series Fund, Inc. (the Fund).  The Fund is a diversified, open-end management investment company.  The shares of the Fund are carried in the Variable Accounts' financial statements at the net asset value of the Fund.  The Society serves as the investment adviser of the Fund and is compensated through a daily investment advisory fee based on the average daily net assets of each portfolio.  For the year ended December 31, 2000, 1999 and 1998, advisory fee income of $37, $29 and $24, respectively, is included in the Consolidated Statement of Income.

A fixed account is also included as an investment option for variable annuity contract owners.  Net premiums allocated to the fixed account are invested in the assets of the Society.

The assets and liabilities of the Variable Accounts are clearly identified and distinguished from the other assets and liabilities of the Society.  The assets of the Variable Accounts will not be applied to the liabilities arising out of any other business conducted by the Society.

The Society assumes the mortality and expense risk associated with these contracts for which it is compensated by the separate accounts.  The charges to the separate accounts, shown below for the year ended December 31, are based on the average daily net assets at specified annual rates:

                                                                                      2000           1999           1998
                                                                          Rate        Charges        Charges       Charges

LB Variable Insurance Account I                                             0.6%          $  1           $  1           $  1
LB Variable Annuity Account I                                               1.1%            44             34             24
LBVIP Variable Insurance Account                                            0.6%             2              1              1
LBVIP Variable Insurance Account II                                         2.3%             -              -              -
LBVIP Variable Annuity Account I                                            1.1%            53             46             40
                                                                                   ------------   ------------   ------------

                                                                                         $ 100          $  82          $  66
                                                                                   ============   ============   ============

Income from these charges is included in the Consolidated Statement of Income.

In addition, the Society deducts certain amounts from the cash value of the accounts invested in the separate accounts for surrender charges, annual administrative charges and cost of insurance charges.  For the year ended December 31, amounts are as follows:

                                                                                      2000           1999           1998

LB Variable Insurance Account I                                                          $  12          $  10           $  8
LB Variable Annuity Account I                                                                3              3              2
LBVIP Variable Insurance Account                                                            11             11             10
LBVIP Variable Insurance Account II                                                          -              -              -
LBVIP Variable Annuity Account I                                                             1              1              2
                                                                                   ------------   ------------   ------------

                                                                                         $  27          $  25          $  22
                                                                                   ============   ============   ============

7.  Employee Benefit Plans

Pension Plans
Defined Benefit

Lutheran Brotherhood has noncontributory defined benefit plans which cover substantially all employees.  The Society's policy is to fund all defined benefit pension costs using the aggregate level value method.  In comparison to other acceptable methods, the annual contributions under the aggregate level method are generally higher in the earlier years and decrease over time.

Components of net pension cost for the year ended December 31 were as follows:

                                                                                            2000         1999         1998

Service cost - benefits earned during the year                                                 $  5         $  5         $  4
Interest cost on projected benefit obligations                                                    9            8            8
Expected return on assets                                                                        (8)          (8)          (8)
                                                                                         -----------  -----------   ----------

Net pension cost                                                                               $  6         $  5         $  4
                                                                                         ===========  ===========   ==========

The following rates were used in computing the pension cost for each of the three years in the period ended December 31:

                                                                                              2000         1999         1998

Discount rates used to determine expense                                                      7.00%        7.00%        8.00%
Assumed rates of compensation increases                                                       5.00%        5.00%        6.00%
Expected long-term rates of return                                                            7.00%        7.00%        8.00%

The following tables summarize the reconciliation of funded status as of December 31 of the pension plan, including the change in benefit obligation and the change in plan assets:

                                                                                                         2000         1999

Change in benefit obligation

Projected benefit obligation at beginning of year                                                           $124         $114

Service cost                                                                                                   5            5
Interest cost                                                                                                  9            8
Actuarial loss (gain)                                                                                          7            1
Benefits paid                                                                                                (5)          (4)
                                                                                                      -----------   ----------

Projected benefit obligation at end of year                                                                 $140         $124
                                                                                                      ===========   ==========

                                                                                                         2000         1999
Change in plan assets

Fair value of plan assets at beginning of year                                                              $124         $110

Actual return on plan assets                                                                                  15           13
Employer contribution                                                                                          5            5
Benefits paid                                                                                                 (5)          (4)
                                                                                                      -----------   ----------

Fair value of plan assets at end of year                                                                    $139         $124
                                                                                                      ===========   ==========

                                                                                                         2000         1999

Funded status

Funded status                                                                                              $ (1)        $  -
Unrecognized actuarial gain                                                                                  (4)          (4)
Unrecognized transition amount                                                                                1            1
                                                                                                      -----------   ----------

Accrued benefit cost                                                                                       $ (4)        $ (3)
                                                                                                      ===========   ==========

Plan assets are held on deposit with the Society and invested primarily in corporate bonds and mortgage loans.  Plan contributions are accumulated in a deposit administration fund, which is a part of the general assets of the Society.  The accrued retirement liability at December 31, 2000 of $143 is included in contract reserves and other liabilities.

The following rates were used in computation of the funded status for the plan at December 31:

                                                                                                         2000         1999

Discount rates used for obligations                                                                        7.00%        7.00%
Assumed rates of compensation increases                                                                    5.00%        5.00%

Defined Contribution

The Society has noncontributory defined contribution retirement plans which cover substantially all employees and field representatives and a noncontributory non-qualified deferred compensation plan which covers substantially all of its general agents.  As of January 1, 2000, approximately $133 of the defined contribution retirement plans' assets were held by the
Society and the remaining $139 were held in a separate trust.  The accrued retirement liability at December 31, 2000 of $149 is included in contract reserves.  Expenses related to the retirement plan for the years ended December 31, 2000, 1999 and
1998 were $11, $12 and $11, respectively.  Accumulated vested deferred compensation benefits at December 31, 2000 and 1999 total $66 and $61, respectively, and are included in other liabilities.

The Society has established contributory 401(k) defined contribution plans which cover substantially all employees and field representatives.  Participants are immediately vested in their contributions plus investment earnings thereon.

Postretirement Benefits Other Than Pensions
The Society has a postretirement medical benefit plan which provides for a minor subsidy of certain medical benefits for eligible early retirees until age 65.  The Society's obligation for post-retirement medical benefits under the plan is not significant.

8.  Reinsurance

In the normal course of business, the Society seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to other insurance enterprises or reinsurers under reinsurance contracts.  As of
December 31, 2000, total life insurance inforce approximated $51 billion, of which approximately $1 billion had been ceded to various reinsurers.  The Society retains a maximum of $2 of coverage per individual life.  Premiums ceded to other companies of $7 are reported as a reduction in premium income and benefits were reduced by $4 for reinsurance recoverable for the year ended December 31, 2000.

Reinsurance contracts do not relieve the Society from its obligations to contractholders.  Failure of reinsurers to honor their obligations could result in losses to the Society; consequently, allowances are established for amounts deemed uncollectible.  The amount of the allowance for uncollectible reinsurance receivables was immaterial at December 31, 2000.

9.  Commitments and Contingencies

Financial Commitments
The Society has commitments to extend credit for mortgage loans and other lines of credit of $104 and $90 at December 31,
2000 and 1999, respectively.  Commitments to purchase other invested assets were $117 and $58 at December 31, 2000 and 1999, respectively.

10. Disclosures About Fair Value of Financial Instruments

The following methods and assumptions were used in estimating fair value disclosures for financial instruments.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument.

Fixed Income Securities:  Fair values for fixed income securities are based on quoted market prices, where available.  For fixed income securities not actively traded in the market, fair values are estimated using market quotes from brokers or internally developed pricing methods.

Equity Securities:  Fair values for equity securities are based on quoted market prices, where available.  For equity securities not actively traded in the market, fair values are estimated using market quotes from brokers or internally developed pricing methods.

Mortgage Loans:  The fair values for mortgage loans are estimated using discounted cash flow analyses, using interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.

Loans to Contractholders:  The carrying amount reported in the balance sheet approximates fair value since loans on insurance contracts reduce the amount payable at death or at surrender of the contract.

Cash and Cash Equivalents, Short-Term Investments:  The carrying amounts for these assets approximate the assets' fair values.

Separate Account Assets and Liabilities:  The carrying amounts reported for separate account assets and liabilities approximate their respective fair values.

Other Financial Instruments Recorded as Assets:  The carrying amounts for these financial instruments (primarily loans receivable and other investments), approximate those assets' fair values.

Investment Contract Liabilities:  The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date as those investment contracts have no defined maturity and are similar to a deposit liability.  The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

For supplementary contracts and immediate annuities without life contingencies, the carrying amounts approximate those liabilities' fair value.

The carrying amounts reported for other investment contracts, which include participating pension contracts and retirement plan deposits, approximate those liabilities' fair value.

Other Deposit Liabilities:  The carrying amounts for dividend accumulations and premium deposit funds approximate the liabilities' fair value.

Other Financial Instruments Recorded as Liabilities:  The carrying amounts for these financial instruments (primarily deposits and advances payable) approximate those liabilities' fair values.

The carrying amounts and estimated fair values of the Society's financial instruments at December 31 are as follows:

                                                                                2000                            1999
                                                                      -----------------------         ------------------------
                                                                      Carrying          Fair          Carrying          Fair
                                                                       Amount           Value          Amount           Value

Financial instruments recorded as assets
    Fixed income securities                                            $ 7,374         $ 7,374         $ 6,975         $ 6,975
    Equity securities                                                      722             722             893             893
    Mortgage loans:
       Residential and commercial                                        1,865           2,007           1,746           1,763
       Loans to Lutheran churches                                          371             376             356             339
    Loans to contractholders                                               748             748             721             721
    Cash and cash equivalents                                              749             749           1,001           1,001
    Short-term investments                                                 290             290             208             208
    Separate account assets                                              8,842           8,842           9,059           9,059
    Other financial instruments recorded
          as assets                                                         85              85              46              46

                                                                                2000                            1999
                                                                      -----------------------         ------------------------
                                                                      Carrying          Fair          Carrying          Fair
                                                                       Amount           Value          Amount           Value

Financial instruments recorded as liabilities
    Investment contracts:
       Deferred annuities                                              $ 2,465         $ 2,427         $ 2,624         $ 2,578
       Supplementary contracts and immediate
            annuities                                                      433             433             387             387
    Other deposit liabilities:
       Dividend accumulations                                               35              35              34              34
       Premium deposit funds                                                 1               1               2               2
    Separate account liabilities                                         8,842           8,842           9,059           9,059
    Other financial instruments recorded as
          liabilities                                                       79              79              38              38

11. Statutory Financial Information

Accounting practices used to prepare statutory financial statements for regulatory filing of fraternal life insurance companies differ from accounting principles generally accepted in the United States of America (GAAP).  The following reconciles the Society's statutory net change in surplus and statutory surplus determined in accordance with accounting practices prescribed or permitted by the Department of Commerce of the State of Minnesota with net income and members'
equity on a GAAP basis.

                                                                                                           Year Ended
                                                                                                           December 31,
                                                                                                       2000            1999

Net change in statutory surplus                                                                       $   (59)         $  136
Change in asset valuation reserves                                                                        (45)             34
                                                                                                       ------          ------
       Net change in statutory surplus and asset valuation reserves                                      (104)            170

Adjustments:
    Future contract benefits and contractholders' account balances                                         56              (3)
    Deferred acquisition costs                                                                             98              64
    Investment gains (losses)                                                                              33            (111)
    Other, net                                                                                             45              27
                                                                                                       ------          ------
Consolidated net income                                                                                $  128          $  147
                                                                                                       ======          ======

                                                                                                           Year Ended
                                                                                                           December 31,
                                                                                                       2000            1999

Statutory surplus                                                                                     $ 1,218         $ 1,277
Asset valuation reserves                                                                                  248             293
                                                                                                      -------         -------
       Statutory surplus and asset valuation reserves                                                   1,466           1,570

Adjustments:
    Future contract benefits and contractholders' account balances                                       (388)           (467)
    Deferred acquisition costs                                                                          1,181           1,159
    Interest maintenance reserves                                                                          78             143
    Valuation of investments                                                                              (43)           (263)
    Dividend liability                                                                                    117             111
    Other, net                                                                                             41              51
                                                                                                      -------         -------

Consolidated members' equity                                                                          $ 2,452         $ 2,304
                                                                                                      =======         =======

The Society files statutory-basis financial statements with state insurance departments in all states in which the Society is licensed.  On January 1, 2001, significant changes to the statutory basis of accounting became effective.  The cumulative effect of these changes will be recorded as a direct adjustment to statutory surplus in the first quarter of 2001.  The effect of adoption is expected to be minor and the Society expects that statutory surplus after adoption will continue to be in excess of the regulatory risk-based capital requirements.

12. Supplementary Financial Data

Following is a condensed synopsis of statutory financial information of the Society (excluding affiliated subsidiaries) at
December 31, 2000 and 1999.  This information is included to satisfy certain state reporting requirements for fraternals.

                                                                                                          December 31,
                                                                                                     2000              1999

Invested and other admitted assets                                                                 $ 12,260          $ 12,627
Assets held in separate accounts                                                                      4,165             3,932
                                                                                                   --------          --------
       Total assets                                                                                $ 16,425          $ 16,559
                                                                                                   ========          ========
Contract reserves                                                                                   $ 9,903           $ 9,529
Liabilities related to separate accounts                                                              4,031             3,790
Other liabilities and asset reserves                                                                  1,273             1,963
                                                                                                   --------          --------
       Total liabilities and asset reserves                                                          15,207            15,282
                                                                                                   --------          --------
Unassigned surplus                                                                                    1,218             1,277
                                                                                                   --------          --------
       Total liabilities, asset reserves and surplus                                               $ 16,425          $ 16,559
                                                                                                   ========          ========

                                                                                                            December 31,
                                                                                                      2000              1999

Savings from operations before net realized capital gains                                            $   32            $   96
Net realized capital gains                                                                               44                80
                                                                                                   --------          --------
       Net savings from operations                                                                       76               176

Total other changes                                                                                    (135)              (40)
                                                                                                   --------          --------
Net change in unassigned surplus                                                                    $   (59)           $  136
                                                                                                   ========          ========

13. Legal Matters

The Society is involved in various pending or threatened legal proceedings arising out of the normal course of business.
Also, the Society has been named in civil litigation proceedings alleging inappropriate life insurance sales practices by the Society, which appear to be similar to claims asserted in class actions brought against many other life insurers.  These matters are sometimes referred to as market conduct lawsuits.  The Society believes it has substantial defenses to these actions and intends to assert them in the courts where the actions were filed.  While the ultimate resolution of such litigation cannot be predicted with certainty at this time, in the opinion of management such matters will not have a material adverse effect on the financial position or results of operations of the Society.

                                                     PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)        Financial Statements
           Part A:  None
           Part B:  Financial Statements of Depositor. (4)
                    Financial Statements of Thrivent Variable Annuity Account I. (4)

(b)        Exhibits:

            1.  Resolution of the Board of Directors of Thrivent Financial for Lutherans authorizing the establishment of
                Thrivent Variable Annuity Account I ("Registrant").  (1)

            2.  Not Applicable.

            3.  Form of Distribution Agreement between Depositor and Thrivent Investment Management Inc.  (2)

            4.  (a)   Contract.  (2)

                (b)   Amendatory Agreement (Unisex Endorsement).  (1)

                (c)   Tax Sheltered Annuity Endorsement.  (2)

                (d)   Individual Retirement Annuity Endorsement.  (2)

                (e)   Roth Individual Retirement Annuity Endorsement.  (2)

                (f)   SIMPLE Individual Retirement Annuity Endorsement.  (2)

                (g)   Variable Settlement Agreement.  (2)

            5.  (a)   Contract Application Form.  (1)

                (b)   Application for Variable Settlement Agreement.  (2)

            6.  (a)   Articles of Incorporation of Depositor.  (1)

                (b)   Bylaws of Depositor.  (3)

            7.  Not Applicable.

            8.  Not Applicable.

            9.  Opinion of Counsel as to the legality of the securities being registered (including written consent).  (4)

           10.  (a) Consent of Ernst & Young LLP. (4)

                (b) Consent of PricewaterhouseCoopers LLP. (4)

           11.   Not Applicable.

           12.   Not Applicable.

           13.   Schedules for Computation of Performance Quotations.  (2)

           14.   Power of Attorney for Richard E. Beumer, Dr. Addie J. Butler, John O. Gilbert, Gary J. Greenfield, Robert H.
                 Hoffman, James M. Hushagen, Richard C. Kessler, Richard C. Lundell, John P. McDaniel, Paul W. Middeke, Bruce J.
                 Nicholson, Robert B. Peregrine, Paul D. Schrage, Dr. Kurt M. Senske, Dr. Albert K. Siu, Roger G. Wheeler,
                 Thomas R. Zehnder, Lawrence W. Stranghoener, and Randall L. Boushek.  (1)

                 Power of Attorney for Adrian M. Tocklin. (3)
________________________________

(1)  Incorporated by reference from the initial registration statement of Thrivent Variable Annuity Account I, file no. 333-
     89488, filed May 31, 2002.

(2)  Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity
     Account I, file no. 333-89488, filed October 1, 2002.

(3)  Incorporated by reference from the initial registration statement on Form N-6 of Thrivent Variable Life Account I,
     Registration No. 333-103454, filed on February 26, 2003.

(4)  Filed herewith.

Item 25. Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below.  Unless otherwise noted, their principal business address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal                                     Positions and Offices
Business Address                                         with Depositor
--------------------------------------------------------------------------------------------------------------
John O. Gilbert                                        Chairman of the Board

Bruce J. Nicholson                                     Director, President & CEO

Richard E. Beumer                                      Director
Jacobs Engineering Group, Inc.
501 N. Broadway
St. Louis, Missouri 63102

Dr. Addie J. Butler                                    Director
Community College of Philadelphia
1700 Spring Garden Street
Philadelphia, Pennsylvania 19130

Gary J. Greenfield                                     Director
Wisconsin Lutheran College
8830 West Bluemound Road
Milwaukee, Wisconsin 53226

Robert H. Hoffman                                      Director
Taylor Corporation
1725 Roe Crest Drive
P.O. Box 37208
North Mankato, Minnesota 56002-3728

James M. Hushagen                                      Director
Eisenhower & Carlson, PLLC
1201 Pacific Avenue, Suite 1200
Tacoma, Washington  98402-4395

Richard C. Kessler                                     Director
The Kessler Enterprise, Inc.
7380 Sand Lake Road, Suite 120
Orlando, Florida 32819

Richard C. Lundell                                     Director
7341 Dogwood
Excelsior, Minnesota  55331

John P. McDaniel                                       Director
MedStar Health
5565 Sterrett Place
Columbia, Maryland  21044

Paul W. Middeke                                        Director
Lutheran High School Association
  of St. Louis
5401 Lucas & Harriet Road, Suite 103
St. Louis, Missouri  63121

Robert B. Peregrine                                    Director
Peregrine & Roth, S.C.
633 W. Wisconsin Avenue, Suite 1300
Milwaukee, Wisconsin 53203-1960

Paul D. Schrage                                        Director
42237 N. 112th Place
Scottsdale, Arizona  85262

Dr. Kurt M. Senske                                     Director
Lutheran Social Services
8305 Cross Park Drive
Austin, Texas  78754-5154

Dr. Albert Siu                                         Director
23 North Gate Road
Mendham, New Jersey 07945

Adrian M. Tocklin                                      Director
4961 Bacopa Lane, Suite 801
St. Petersburg, Florida  33715

Roger G. Wheeler                                       Director
6109 West 104th Street
Bloomington, Minnesota 55438

Rev. Thomas R. Zehnder                                 Director
6308 Chiswick Park
Williamsburg, Virginia 23188-6368

Jon M. Stellmacher                                     Executive Vice President, Financial Services Operations
4321 North Ballard Road
Appleton, Wisconsin  54919

Lawrence Stranghoener                                  Executive Vice President & Chief Financial Officer

Woodrow E. Eno, Esq.                                   Senior Vice President, General Counsel and Secretary

Jennifer H. Martin                                     Senior Vice President, Corporate Administration

Pamela J. Moret                                        Senior Vice President, Marketing and Products

Frederick A. Ohlde                                     Senior Vice President, Fraternal Operations
4321 North Ballard Road
Appleton, Wisconsin  54919

James A. Thomsen                                       Senior Vice President, Field Distribution

Larry A. Robbins                                       Senior Vice President and Chief Information Officer

James H. Abitz                                         Senior Vice President and Chief Investment Officer

Randall L. Boushek                                     Senior Vice President and Treasurer, Finance

Robert G. Same                                         Vice President, Compliance
222 W. College Avenue
Appleton, Wisconsin  54919

Item 26.  Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of the Depositor in 2002, pursuant to the laws of the State of Wisconsin. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.
Thrivent

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to the Depositor. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities except
Thrivent Property & Casualty Insurance Agency, Inc.

Thrivent Financial Entities                           Primary Business                                      State of Incorporation
-----------------------------------------------------------------------------------------------------------------------------------
Thrivent Financial for Lutherans                      Fraternal benefit society offering financial services     Wisconsin
                                                      and products

    Thrivent Financial Holdings, Inc.                 Holding Company with no independent operations            Delaware

         Thrivent Financial Bank                      Federally chartered bank                                  Federal Charter

         Thrivent Investment Management Inc.          Broker-dealer and investment adviser                      Delaware

         North Meadows Investment Ltd.                Organized for the purpose of holding and investing in     Wisconsin
                                                      real estate

         AAL Service Organization, Inc.               Organized for the purpose of owning bank account          Wisconsin
                                                      withdrawal authorizations

         Lutheran Brotherhood Variable                Life insurance company                                    Minnesota
         Insurance Products Company

         Thrivent Financial Investor Services Inc.    Transfer agent for The Lutheran Brotherhood Family of     Pennsylvania
                                                      Funds

         Thrivent Property & Casualty Insurance       Auto and homeowners insurance company                     Minnesota
         Agency, Inc.

Item 27.  Number of Contract Owners

There were 7,066 Contract Owners as of March 31, 2003.

Item 28.  Indemnification

Section 33 of Depositor's Bylaws; Section E, subsection (viii) of Article Seven of the AAL Variable Product Series Fund, Inc.
Articles of Incorporation; Article X of the AAL Variable Product Series Fund, Inc. Bylaws;  Section 4.01 of the LB Series Fund,
Inc. First Amended and Restated Bylaws;  Section 4.01 of LBVIP's Bylaws;  and Section Eight of Thrivent Investment Mgt.'s Articles
of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Mgt. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Mgt., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section 3 of the Investment Advisory Agreement between AAL Variable Product Series Fund, Inc. and Depositor and
Section XII of the Investment Advisory Agreement between LB Series Fund, Inc. and Depositor contain provisions in which the Funds and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney's fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party's gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Depositor, the Funds, or Thrivent Investment Mgt. of expenses incurred or paid by a director or officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Funds, or Thrivent Investment Mgt. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a)   Thrivent Investment Mgt., the principal underwriter of the Contracts, is also the distributor and investment adviser of
      The AAL Mutual Funds  and The Lutheran Brotherhood Family of Funds. The directors and officers of Thrivent Investment Mgt.
      are set out below.  Unless otherwise indicated, the principal business address of each person named below is 625 Fourth
      Avenue South, Minneapolis, Minnesota 55415.

Name and Principal                                        Positions and Offices
Business Address                                          with Underwriter
----------------------------------------------------------------------------------------------------
John O. Gilbert                                           Director and Chairman

Bruce J. Nicholson                                        Director and President

Jon M. Stellmacher                                        Director and Senior Vice President
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

Lawrence W. Stranghoener                                  Director and Senior Vice President

Woodrow E. Eno                                            Director, Senior Vice President and Secretary

Pamela J. Moret                                           Director and Senior Vice President

James A. Thomsen                                          Director and Senior Vice President

James H. Abitz                                            Senior Vice President and Chief Investment Officer
222 West College Ave.
Appleton, Wisconsin 54919-0007

Doug Ahrenstorff                                          Vice President
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

Craig T. Britton                                          Vice President

David C. Francis                                          Vice President
222 West College Ave.
Appleton, Wisconsin 54919-0007

Charles D. Gariboldi                                      Vice President

Michael J. Haglin                                         Vice President

Frederick P. Johnson                                      Vice President

Jeffrey R. Kargus                                         Vice President
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

Richard J. Kleven                                         Vice President

Katie S. Kloster                                          Vice President

Gwen L. Kuhrt                                             Vice President

Marnie Loomans-Theucks                                    Vice President
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

Michael J. Mevis                                          Vice President
222 West College Ave.
Appleton, Wisconsin 54919-0007

Douglas B. Miller                                         Vice President

Thomas R. Mischka                                         Vice President
4321 North Ballard Road
Appleton,Wisconsin 54919-0001

James E. Nelson                                           Vice President and Assistant Secretary

Brenda J. Pederson                                        Vice President

Reginald L. Pfeifer                                       Vice President
222 West College Ave.
Appleton, Wisconsin 54919-0007

Brian W. Picard                                           Vice President and Deputy Chief Compliance Officer
222 West College Ave.
Appleton, Wisconsin 54919-0007

Richard B.  Ruckdashel                                    Vice President

Robert C. Same                                            Vice President and Chief Compliance Officer
222 West College Ave.
Appleton, Wisconsin
54919-007

Thomas C. Schinke                                         Vice President

Nikki L. Sorum                                            Vice President

Bryan K. Stoltenberg                                      Vice President

Terry W. Timm                                             Vice President
4321 North Ballard Road
Appleton, Wisconsin 54919-0001

David L. Westmark                                         Vice President
222 West College Ave.
Appleton, Wisconsin 54919-0007

Anita J.T. Young                                          Vice President

Brett L. Agnew                                            Assistant Secretary

Marlene J. Nogle                                          Assistant Secretary

John C. Bjork                                             Assistant Secretary

Peter E. Schifsky                                         Assistant Secretary

(c)  Not Applicable.

Item 30.  Location of Accounts and Records

The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota
55415, 4321 North Ballard Road, Appleton, Wisconsin 54919, and 222 West College Avenue, Appleton, Wisconsin 54919.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the
Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts.  In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the
requirements for such reliance have been complied with by Registrant.

Depositor hereby represents that, as to the  flexible premium deferred variable annuity contracts that are the subject of this registration statement, File Number 333-89488, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Depositor.

                                                             SIGNATURES

Pursuant to the  requirements  of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the  requirements  of  Securities  Act Rule 485(b) for  effectiveness  of this  Registration  Statement and has caused this amendment to the  Registration  Statement to be signed on its behalf by the undersigned,  thereunto duly authorized,  in the City of
Minneapolis and State of Minnesota on the 28th day of April 2003.

                                                                                THRIVENT VARIABLE ANNUITY ACCOUNT I
                                                                                             (Registrant)

                                                                              By THRIVENT FINANCIAL FOR LUTHERANS
                                                                                              (Depositor)

                                                                              By                       *
                                                                                  ------------------------------------------------
                                                                                   Bruce J. Nicholson
                                                                                   President and Chief Executive Officer

Pursuant to the  requirements  of the Securities  Act of 1933 and the Investment  Company Act of 1940, the Depositor has caused this amendment to the  Registration  Statement to be signed on its behalf by the undersigned,  thereunto duly authorized,  in the City of
Minneapolis and State of Minnesota on the 28th day of April 2003.

                                                                                   THRIVENT FINANCIAL FOR LUTHERANS
                                                                                              (Depositor)

                                                                              By                       *
                                                                                  ------------------------------------------------
                                                                                   Bruce J. Nicholson
                                                                                   President and Chief Executive Officer

Pursuant to the  requirements  of the Securities Act of 1933,  this amendment to the  Registration  Statement has been signed on the
28th day of April 2003 by the following directors and officers of Depositor in the capacities indicated:

                  *                   President and Chief Executive Officer
     ---------------------------      (Principal Executive Officer)
     Bruce J. Nicholson

                  *                   Executive Vice President, Chief Financial Officer
     ----------------------------     (Principal Financial Officer)
     Lawrence W. Stranghoener

           *                          Senior Vice President and Treasurer, Finance
     ----------------------------     (Principal Accounting Officer)
     Randall L. Boushek

A Majority of the Board of Directors:*

Richard E. Beumer                               Richard C. Kessler                            Dr. Kurt M. Senske
Dr. Addie J. Butler                             Richard C. Lundell                            Dr. Albert Siu
John O. Gilbert                                 John P. McDaniel                              Adrian M. Tocklin
Gary J. Greenfield                              Paul W. Middeke                               Roger B. Wheeler
Robert H. Hoffman                               Robert B. Peregrine                           Rev. Thomas R. Zehnder
James M. Hushagen                               Paul D. Schrage

* John C. Bjork,  by signing his name hereto,  does hereby sign this  document on behalf of each of the  above-named directors and officers of Thrivent Financial for Lutherans pursuant to a power of attorney duly executed by such persons.

                                           /s/ John C. Bjork
                                           ----------------------------------------
                                           John C. Bjork, Attorney-in-Fact

                                                         INDEX TO EXHIBITS
                                                THRIVENT VARIABLE ANNUITY ACCOUNT I

EXHIBIT NO.
-----------

EX-99.B.9            Opinion and Consent of Counsel

EX-99.B.10.a         Consent of Ernst & Young LLP

EX-99.B.10.b         Consent of PricewaterhouseCoopers LLP